UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05059

                                 HIGHMARK FUNDS
               (Exact name of registrant as specified in charter)

                                    --------

                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             San Francisco, CA 94111
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-433-6884

                     DATE OF FISCAL YEAR END: JULY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006


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ITEM 1.   SCHEDULE OF INVESTMENTS

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 68.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 7.5%
      Coach*                                               8,290   $        329
      Comcast, Cl A*                                       8,514            346
      Harrah's Entertainment                               5,045            375
      Hilton Hotels                                        6,700            194
      Home Depot                                           5,745            214
      Kohl's*                                              4,252            300
      News, Cl B                                          15,020            327
      Nordstrom                                            7,265            344
      Staples                                              7,760            200
      Starbucks*                                           4,830            182
      Target                                               9,375            555
      Tiffany (A)                                          5,400            193
      Walt Disney*                                         6,295            198
                                                                   ------------
                                                                          3,757
                                                                   ------------
CONSUMER STAPLES - 6.7%
      Altria Group                                         6,495            528
      CVS                                                 23,182            727
      Kellogg                                              5,775            291
      PepsiCo                                              8,940            567
      Procter & Gamble                                    13,105            831
      Wal-Mart Stores                                      8,680            428
                                                                   ------------
                                                                          3,372
                                                                   ------------
ENERGY - 6.3%
      BP ADR                                               3,780            254
      Exxon Mobil                                         18,358          1,311
      Halliburton                                         11,730            379
      Occidental Petroleum                                 5,380            252
      Suncor Energy                                       12,455            955
                                                                   ------------
                                                                          3,151
                                                                   ------------
FINANCIALS - 15.0%
      Allstate                                             7,760            476
      American Express                                     4,010            232
      American International Group                        10,167            683
      Bank of America                                     15,825            853
      Citigroup                                           24,327          1,220
      Goldman Sachs Group                                  2,535            481
      JPMorgan Chase                                      19,303            916
      Keycorp                                              7,765            288
      Merrill Lynch (A)                                    9,995            874
      National City                                        7,050            263
      SLM                                                  8,710            424
      Wells Fargo                                         11,020            400
      Xl Capital, Cl A (A)                                 5,180            365
                                                                   ------------
                                                                          7,475
                                                                   ------------

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 8.4%
      Abbott Laboratories                                 10,065   $        478
      Eli Lilly                                            7,445            417
      Gilead Sciences (A)*                                 4,960            342
      GlaxoSmithKline ADR                                  6,740            359
      HCA                                                  1,725             87
      Johnson & Johnson (A)                                8,485            572
      Medtronic (A)                                        6,820            332
      Novartis ADR                                         7,695            467
      Pfizer                                              16,719            446
      Sanofi-Aventis ADR (A)                               8,085            345
      WellPoint (A)*                                       4,340            331
                                                                   ------------
                                                                          4,176
                                                                   ------------
INDUSTRIALS - 7.3%
      3M                                                   3,535            279
      Danaher (A)                                          9,855            707
      Emerson Electric                                     2,485            210
      General Electric                                    48,030          1,686
      Honeywell International                              8,970            378
      Rockwell Automation (A)                              6,235            387
                                                                   ------------
                                                                          3,647
                                                                   ------------
INFORMATION TECHNOLOGY - 10.6%
      Accenture, Cl A                                      8,705            287
      Applied Materials                                   19,065            332
      Cisco Systems*                                      32,490            784
      Citrix Systems*                                     12,615            373
      Corning*                                            12,085            247
      EMC*                                                18,625            228
      Intel (A)                                           23,625            504
      International
         Business Machines (A)                             4,390            405
      Maxim Integrated Products                            8,210            246
      Microsoft                                           36,515          1,048
      Oracle (A)*                                         10,620            196
      Symantec (A)*                                       13,705            272
      Texas Instruments (A)                               13,090            395
                                                                   ------------
                                                                          5,317
                                                                   ------------
MATERIALS - 2.2%
      Alcoa                                                6,400            185
      BHP Billiton ADR (A)                                 7,755            330
      Praxair                                              7,100            428
      Weyerhaeuser                                         2,200            140
                                                                   ------------
                                                                          1,083
                                                                   ------------
TELECOMMUNICATIONS - 1.9%
      Sprint Nextel (A)                                   14,875            278
      Verizon Communications                              18,330            678
                                                                   ------------
                                                                            956
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------

                                                        Shares/
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - 2.7%
      Constellation Energy Group                          10,625   $        663
      Exelon                                               5,675            352
      PG&E                                                 7,915            341
                                                                   ------------
                                                                          1,356
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $27,948)                                                     34,290
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 11.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 1.0%
   Time Warner
      7.480%, 01/15/08                               $       300            307
   Time Warner Entertainment
      8.375%, 03/15/23                                       175            207
                                                                   ------------
                                                                            514
                                                                   ------------
CONSUMER STAPLES - 0.2%
   Safeway
      7.500%, 09/15/09                                       100            105
                                                                   ------------
ENERGY - 0.5%
   Kinder Morgan
      7.250%, 03/01/28                                       275            270
                                                                   ------------
FINANCIALS - 3.3%
   Associates
      6.950%, 11/01/18                                       175            197
   Bank of America
      5.250%, 02/01/07                                       100            100
   First Bank System
      6.875%, 09/15/07                                       400            404
   GE Global Insurance
      7.750%, 06/15/30                                       200            241
   HSBC Bank USA (A)
      3.875%, 09/15/09                                       200            194
   JPMorgan Chase
      7.125%, 02/01/07                                       200            201
   Morgan Stanley
      6.750%, 04/15/11                                       200            211
   Wells Fargo Bank
      6.450%, 02/01/11                                       100            105
                                                                   ------------
                                                                          1,653
                                                                   ------------

--------------------------------------------------------------------------------

Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FOREIGN GOVERNMENTS - 1.0%
   Hydro Quebec, Ser HY
      8.400%, 01/15/22                               $       150   $        196
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                       250            280
                                                                   ------------
                                                                            476
                                                                   ------------
HEALTH CARE - 1.1%
   HCA
      7.875%, 02/01/11                                       200            192
   Pharmacia
      5.875%, 12/01/08                                       225            228
   United Health Group
      5.250%, 03/15/11                                       150            150
                                                                   ------------
                                                                            570
                                                                   ------------
INDUSTRIALS - 1.6%
   General Electric
      5.000%, 02/01/13                                       150            149
   McDonnell Douglas
      6.875%, 11/01/06                                       200            200
   Raytheon
      6.550%, 03/15/10                                       200            208
   Tyco International
      7.200%, 10/15/08                                       225            232
                                                                   ------------
                                                                            789
                                                                   ------------
INFORMATION TECHNOLOGY - 0.6%
   Cisco Systems
      5.250%, 02/22/11                                       175            176
   International Business Machines
      6.500%, 01/15/28                                       100            110
                                                                   ------------
                                                                            286
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - 0.9%
   Boston Properties
      5.000%, 06/01/15                                       250            240
   EOP Operating LP
      6.800%, 01/15/09                                       200            206
                                                                   ------------
                                                                            446
                                                                   ------------
TELECOMMUNICATION - 0.3%
   Bell Atlantic of Maryland
      8.000%, 10/15/29                                        75             85
   New England Telephone & Telegraph
      7.875%, 11/15/29                                        50             55
                                                                   ------------
                                                                            140
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - 0.7%
   Baltimore Gas
      & Electric, MTN, Ser G
      5.780%, 10/01/08                               $       150   $        151
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                       200            192
                                                                   ------------
                                                                            343
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $5,658)                                                       5,592
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 11.2%
--------------------------------------------------------------------------------
FHLMC Gold
      6.500%, 11/01/09                                        69             70
      6.000%, 09/01/17                                       164            166
      6.000%, 02/01/28                                        85             86
      5.000%, 10/01/20                                        60             59
      4.500%, 05/01/19                                        75             72
FHLMC, CMO REMIC, Ser 1626, Cl PT
      6.000%, 12/15/08                                        75             75
FHLMC, CMO REMIC, Ser 2663, Cl QK
      3.500%, 04/15/17                                        36             36
FNMA
      8.000%, 08/01/24                                         6              6
      8.000%, 05/01/25                                        32             34
      8.000%, 07/01/26                                         8              9
      7.500%, 09/01/26                                         8              8
      7.000%, 09/01/25                                        13             14
      7.000%, 07/01/26                                        27             28
      7.000%, 09/01/26                                        12             12
      7.000%, 12/01/27                                        30             31
      6.500%, 05/01/14                                        84             86
      6.500%, 03/01/24                                         9              9
      6.500%, 01/01/28                                        39             40
      6.500%, 05/01/29                                        17             18
      6.000%, 08/01/14                                       176            178
      6.000%, 02/01/17                                       166            169
      6.000%, 03/01/28                                        93             94
      6.000%, 05/01/28                                        25             25
      5.500%, 12/01/17                                       160            161
      5.500%, 11/01/33                                       275            272
      5.000%, 12/01/17                                        52             52
      5.000%, 04/01/18                                       268            265
      5.000%, 05/01/18                                       278            275
      5.000%, 11/01/18                                        21             21
      5.000%, 03/01/34                                       427            413
      5.000%, 08/01/34                                       219            211
      5.000%, 07/01/35                                       230            222
      4.500%, 02/01/19                                       172            166
      4.500%, 05/01/19                                       431            418
      4.500%, 07/01/20                                       352            341
      4.000%, 05/01/19                                       464            440

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -
(CONTINUED)
--------------------------------------------------------------------------------
FNMA, CMO REMIC, Ser 25, Cl CD
      3.500%, 03/25/17                               $       270   $        259
GNMA
      7.500%, 05/15/24                                        13             14
      7.500%, 09/15/25                                        13             13
      7.500%, 09/15/26                                        15             16
      7.500%, 01/15/27                                        11             11
      7.000%, 02/15/26                                        33             34
      7.000%, 08/15/26                                        15             15
      7.000%, 10/15/27                                        39             41
      7.000%, 03/15/29                                        43             45
      6.500%, 09/15/08                                        27             27
      6.500%, 06/15/23                                         6              6
      6.500%, 04/15/26                                        13             14
      6.500%, 05/15/28                                        28             29
      6.500%, 01/15/29                                        50             52
      6.000%, 11/15/08                                        33             33
      6.000%, 12/15/28                                       114            116
      6.000%, 02/15/29                                       173            176
      6.000%, 04/15/29                                        86             87
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS (Cost $5,611)                                           5,570
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 4.0%
--------------------------------------------------------------------------------
   U.S. Treasury Bonds (A)
      8.125%, 08/15/19                                       360            476
      7.250%, 05/15/16                                       400            480
      7.125%, 02/15/23                                       100            126
   U.S. Treasury
      Inflation Index Note (A)
      3.000%, 07/15/12                                       906            934
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $1,991)                                                       2,016
                                                                   ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 1.4%
--------------------------------------------------------------------------------
   CenterPoint Energy Transition
      Bond Co. II, Ser A, Cl A3
      5.090%, 08/01/15                                       225            224
   MBNA Credit Card Master Note
      Trust, Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                       250            247
   PG&E Energy Recovery
      Funding, Ser 2005-2, Cl A2
      5.030%, 03/25/14                                       200            201
   USAA Auto Owner Trust,
      Ser 2004-1, Cl A3
      2.060%, 04/15/08                                        23             23
                                                                   ------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $699)                                                           695
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BALANCED FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATION - 0.6%
--------------------------------------------------------------------------------
   FNMA
      3.250%, 11/15/07                               $       300   $        294
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATION
      (Cost $294)                                                           294
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 18.1%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $7,608,324 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,118,523 - $2,017,729, 0.000%
      - 7.125%, 02/01/11 - 05/02/36,
      total market value $7,987,551)                       7,607          7,607
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $1,444,782 (collateralized by a
      U.S. Government obligation, par
      value $1,462,000, 4.50%,
      11/15/15, total market value
      $1,473,997)                                          1,445          1,445
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $9,052)                                                       9,052
                                                                   ------------
TOTAL INVESTMENTS - 115.1% +
   (Cost $51,253)                                                        57,509
                                                                   ------------
Other Assets & Liabilities - (15.1)%                                     (7,561)
                                                                   ------------
NET ASSETS - 100.0%                                                $     49,948
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $7,403,256.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
LP -- LIMITED PARTNERSHIP
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
Ser -- SERIES

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $51,253
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,930 (000) AND $(674) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 95.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 13.6%
      Aftermarket Technology*                             32,800   $        616
      Alloy*                                              22,500            309
      Ballantyne of Omaha*                                13,300             59
      Blair                                                  500             16
      Books-A-Million (A)                                 19,500            390
      Building Material Holding (A)                       12,600            328
      Carriage Services*                                  50,800            240
      Cato, Cl A                                          16,500            378
      Cavco Industries*                                    5,000            168
      Cutter & Buck                                       23,400            264
      Dress Barn*                                         14,000            304
      Emerson Radio (A)*                                  73,500            220
      Ethan Allen Interiors (A)                            8,800            313
      Fuel Systems Solutions*                             17,950            236
      Interactive Data*                                   17,500            400
      Interface, Cl A*                                    32,200            469
      Jack in the Box*                                     5,800            325
      Jakks Pacific*                                      15,100            328
      John Wiley & Sons, Cl A                             20,600            727
      Journal Register                                    35,800            282
      Kimball International, Cl B                         15,100            375
      Kirkland's (A)*                                     46,000            204
      Lenox Group*                                         8,200             49
      Live Nation*                                        12,700            270
      Luby's*                                             75,600            757
      Modine Manufacturing                                37,000            881
      Nathan's Famous*                                    16,500            237
      Pinnacle Entertainment*                             18,100            548
      Shoe Carnival*                                      10,500            301
      Skyline                                              7,200            284
      Sonic Automotive, Cl A (A)                          25,300            665
      Stage Stores                                        14,000            454
      Standard-Pacific (A)                                 6,000            145
      Stein Mart                                          18,000            295
      Steiner Leisure*                                     8,100            370
      Steven Madden                                       11,800            509
      Wolverine World Wide                                16,000            454
      World Wrestling Entertainment                       41,900            698
                                                                   ------------
                                                                         13,868
                                                                   ------------
CONSUMER STAPLES - 4.4%
      Casey's General Stores                              11,700            284
      Corn Products International                         10,500            380
      Diamond Foods                                       15,000            256
      Flowers Foods                                       10,500            285
      Imperial Sugar (A)                                   4,600            122
      Inter Parfums                                       12,400            243
      J&J Snack Foods                                     22,500            752
      Longs Drug Stores                                    6,500            280
      National Beverage (A)                               36,200            415
      Peet's Coffee & Tea (A)*                            13,600            364
      Performance Food Group *                            18,900            549
      Reddy Ice Holdings                                   8,600            206

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
CONSUMER STAPLES - (CONTINUED)
      Schiff Nutrition International*                     20,700   $        130
      Spectrum Brands (A)*                                 5,500             54
      WD-40                                                5,000            170
                                                                   ------------
                                                                          4,490
                                                                   ------------
ENERGY - 6.5%
      Adams Resources & Energy                             4,200            158
      General Maritime                                    14,500            530
      Grey Wolf *                                         85,200            596
      Harvest Natural Resources*                          28,200            313
      Input/Output (A)*                                   45,100            506
      Lone Star Technologies*                              7,900            382
      Oceaneering International*                          18,400            662
      Parker Drilling*                                    50,100            410
      St. Mary Land & Exploration (A)                     27,900          1,040
      Swift Energy*                                        8,500            397
      Tidewater Incorporated                              13,400            666
      Trico Marine Services*                               8,000            273
      Veritas DGC*                                         8,900            641
                                                                   ------------
                                                                          6,574
                                                                   ------------
FINANCIALS - 21.1%
      21st Century Holding (A)                            15,900            448
      Agree Realty REIT                                   16,000            561
      AmCOMP*                                             23,400            260
      American Community Bancshares                       17,000            196
      Ameris Bancorp                                      10,000            279
      AmeriServ Financial (A)*                            34,009            158
      Argonaut Group*                                     22,200            755
      Bancorp*                                            10,100            243
      Bancorpsouth                                        12,200            312
      BancTrust Financial Group                           10,400            255
      Bank of Granite                                     14,625            274
      Bankunited Financial, Cl A                           9,300            251
      BFC Financial, Cl A (A)*                            38,300            223
      Boston Private Financial Holdings                   14,400            398
      Cash America International                          25,100          1,037
      Citizens (A)*                                       43,200            275
      Community Bank System                               11,000            273
      Delphi Financial Group, Cl A                        18,350            720
      Downey Financial (A)                                 5,700            393
      Eagle Hospitality
         Properties Trust REIT                            26,800            251
      Entertainment
         Properties Trust REIT                             5,000            275
      Ezcorp, Cl A*                                       10,600            479
      FelCor Lodging Trust REIT                           19,500            405
      First Republic Bank                                  7,000            273
      FNB                                                  6,800            251
      Hanmi Financial                                     22,000            470
      LandAmerica Financial Group                          4,500            284
      Lexington Corporate
         Properties Trust REIT (A)                        14,000            298

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
      LTC Properties REIT                                 17,000   $        461
      Mercer Insurance Group                              12,400            299
      Metrocorp Bancshares                                13,650            298
      MicroFinancial                                      62,300            235
      National Bankshares                                  9,400            228
      National Health Investors REIT                      17,400            559
      National Health Realty REIT                         11,400            235
      National Retail Properties REIT (A)                 24,000            539
      New Century Financial REIT (A)                       8,500            335
      Nicholas Financial (A)*                             19,400            263
      Northrim BanCorp                                    10,290            276
      NorthStar Realty Finance REIT                       62,400            945
      Odyssey Re Holdings (A)                             22,900            812
      Ohio Casualty                                       10,900            299
      Placer Sierra Bancshares                            15,800            375
      ProAssurance*                                        6,100            297
      Procentury                                          17,400            258
      Prosperity Bancshares                                8,400            291
      Provident Bankshares                                 9,900            358
      Rewards Network (A)*                                42,200            239
      Selective Insurance Group (A)                       14,700            812
      Specialty Underwriters' Alliance*                   26,700            249
      State Bancorp                                       14,500            259
      Sterling Financial                                   9,100            303
      United PanAm Financial*                             19,500            253
      United Security Bancshares (A)                       8,400            238
      Whitney Holding (A)                                 13,400            438
      Zenith National Insurance                           21,400            996
                                                                   ------------
                                                                         21,447
                                                                   ------------
HEALTH CARE - 6.7%
      Analogic                                             5,800            324
      Angeion (A)*                                        28,500            305
      Arqule*                                             53,000            213
      Cardiodynamics International*                      243,945            261
      Datascope                                            8,000            287
      Dynavax Technologies (A)*                           34,900            215
      E-Z-Em-Inc*                                         15,100            263
      Harvard Bioscience*                                 56,800            290
      Hooper Holmes                                       66,700            240
      I-Trax (A)*                                         68,500            176
      Iridex*                                             28,800            281
      Kos Pharmaceuticals*                                 5,600            279
      Magellan Health Services*                            6,900            301
      Medical Staffing
         Network Holdings*                                44,700            257
      Memry*                                             104,500            208
      Merge Technologies (A)*                             33,700            260
      Parexel International*                              12,100            358
      PDI*                                                16,400            170
      Pediatric Services of America*                      18,100            217
      PharmaNet
         Development Group (A)*                           15,100            282

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
      Savient Pharmaceuticals*                            31,400   $        239
      Synovis Life Technologies*                          33,500            247
      Universal Health Services, Cl B                      3,200            170
      US Physical Therapy*                                20,000            241
      Viasys Healthcare*                                  14,300            410
      Vital Signs                                          5,100            287
                                                                   ------------
                                                                          6,781
                                                                   ------------
INDUSTRIALS - 17.6%
      ABX Air*                                            56,200            323
      Acuity Brands                                       18,600            921
      Albany International, Cl A                          19,700            662
      Ampco-Pittsburgh                                     8,200            272
      AO Smith                                             7,800            274
      Applied Industrial Technologies                     27,900            802
      Arkansas Best                                        7,800            320
      Armor Holdings*                                      7,500            386
      Baldwin Technology, Cl A*                           40,700            208
      Belden CDT (A)                                      20,700            749
      CBIZ*                                               66,200            466
      Compudyne*                                          16,129            102
      EGL*                                                18,200            619
      EMCOR Group*                                        10,900            645
      EnPro Industries*                                   10,500            336
      Exponent*                                           14,400            261
      ExpressJet Holdings*                                49,300            391
      Freightcar America (A)                               5,500            292
      GP Strategies*                                      31,900            257
      Hurco Companies*                                    11,100            290
      IDEX                                                 7,800            366
      Industrial Distribution Group*                      29,900            244
      International Aluminum                               4,900            194
      JLG Industries                                      14,000            387
      Kansas City Southern *                              12,600            358
      KHD Humboldt
         Wedag International*                             10,000            356
      Kirby*                                               7,200            252
      Labor Ready *                                       24,300            426
      Lennox International                                17,000            458
      Moog, Cl A*                                         11,700            436
      Mueller Industries                                  14,000            513
      North American
         Galvanizing & Coatings (A)*                      51,800            303
      Oshkosh Truck                                       10,700            484
      Steelcase, Cl A (A)                                 48,700            807
      Superior Essex Incorporated*                        10,800            405
      United Stationers*                                  10,600            506
      URS*                                                20,700            837
      Valmont Industries                                  18,000          1,004
      Viad                                                11,300            418
      Volt Information Sciences (A)*                      14,300            565
                                                                   ------------
                                                                         17,895
                                                                   ------------

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------

Description                                              Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 13.4%
      Advanced Energy Industries*                         11,800   $        185
      Aeroflex*                                           22,100            239
      American Software, Cl A                             33,800            243
      Anixter International*                              14,900            890
      Bel Fuse, Cl B                                       7,000            249
      Brightpoint*                                        14,580            176
      CalAmp*                                             22,800            152
      Centillium Communications*                         124,400            261
      Ceragon Networks*                                   50,000            269
      Coherent*                                           14,700            474
      Cohu                                                14,400            285
      Computer Horizons*                                  50,700            227
      Cymer*                                               7,400            343
      Digitas*                                            29,500            311
      EMS Technologies*                                   13,400            245
      Gerber Scientific*                                  22,100            323
      Harris Interactive*                                 48,300            323
      Hypercom*                                           47,100            306
      InFocus*                                            63,000            178
      Integral Systems                                     8,800            235
      Inter-Tel                                           12,400            257
      Intest Corp*                                        41,100            225
      IXYS*                                               26,800            271
      Komag (A)*                                           8,700            333
      Kopin*                                              54,800            196
      Lightbridge*                                        23,700            274
      Mapinfo*                                            20,100            270
      Micros Systems*                                      9,100            452
      Netscout Systems*                                   34,000            275
      NMS Communications*                                129,500            238
      Opnet Technologies*                                 24,300            355
      Orbotech*                                           12,600            304
      Overland Storage*                                   26,900            104
      Pegasystems                                         28,100            270
      Pemstar *                                           98,300            408
      Performance Technologies*                           32,300            181
      Pfsweb (A)*                                        142,000            111
      Photronics*                                         16,700            234
      Planar Systems*                                     14,900            180
      Plexus*                                             25,200            552
      Quest Software*                                     21,500            317
      Radisys*                                            15,000            275
      SPSS*                                               11,700            324
      Startek                                             14,700            200
      Technitrol                                           7,800            197
      TTI Team Telecom International*                     59,700            178
      Varian Semiconductor
         Equipment Associates*                            13,000            474
      White Electronic Designs*                           39,700            202
                                                                   ------------
                                                                         13,571
                                                                   ------------

--------------------------------------------------------------------------------

                                                       Shares/
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - 7.5%
      Aleris International*                               12,810   $        660
      Aptargroup                                           5,200            286
      Arch Chemicals                                      20,400            683
      Caraustar Industries*                               15,800            171
      Carpenter Technology (A)                             7,600            813
      Chaparral Steel*                                    10,800            449
      Commercial Metals                                   17,400            463
      Core Molding Technologies (A)*                      37,000            274
      HB Fuller                                           33,700            835
      Innospec                                            11,600            388
      Lesco*                                              31,100            230
      Material Sciences*                                  18,100            215
      Olympic Steel                                        8,600            212
      PolyOne*                                            43,400            356
      Reliance Steel & Aluminum                           18,000            618
      Rock-Tenn, Cl A                                     11,200            231
      Rockwood Holdings*                                   8,200            191
      Schulman A                                           9,900            240
      US Concrete*                                        41,400            262
                                                                   ------------
                                                                          7,577
                                                                   ------------
TELECOMMUNICATIONS - 0.7%
      Arbinet-thexchange*                                 36,200            201
      CT Communications                                   12,400            289
      USA Mobility                                        10,000            254
                                                                   ------------
                                                                            744
                                                                   ------------
UTILITIES - 3.7%
      Allete                                              11,500            519
      Atmos Energy                                        22,300            685
      Avista (A)                                          35,800            922
      Cascade Natural Gas                                 11,700            301
      Energen                                              5,500            236
      Laclede Group                                       12,100            431
      Southern Union                                      22,741            629
                                                                   ------------
                                                                          3,723
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $82,016)                                                     96,670
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES - 5.4%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $     2,500          2,500
   Bear Stearns (B)
      5.463%, 11/01/06                                     3,000          3,000
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $5,500)                                                       5,500
                                                                   ------------

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

COGNITIVE VALUE FUND

--------------------------------------------------------------------------------

                                                       Shares/
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES - 4.0%
--------------------------------------------------------------------------------
      iShares Russell
         2000 Value Index Fund (A)                        24,800   $      1,920
      iShares S&P SmallCap
         600 Value Index Fund (A)                         26,100          1,920
      Rydex S&P Smallcap
         600 Pure Value ETF                                4,500            181
                                                                   ------------
   TOTAL REGULATED INVESTMENT COMPANIES
      (Cost $3,128)                                                       4,021
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 13.1%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $9,339,245 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,458,916 - $2,476,770, 0.000%
      - 7.125%, 02/01/11 - 05/02/36,
      total market value $9,804,748)                 $     9,338          9,338
   Bear Stearns (B)
      5.413%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $2,500,376 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,203,000 - $1,614,775, 0.000%
      - 6.222%, 05/25/36, total market
      value $2,625,012)                                    2,500          2,500
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $1,462,480 (collateralized by a
      U.S. Government obligation, par
      value $1,480,000, 4.50%,
      11/15/15, total market value
      $1,492,145)                                          1,462          1,462
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $13,300)                                                     13,300
                                                                   ------------
TOTAL INVESTMENTS - 117.7% +
   (Cost $103,944)                                                      119,491
                                                                   ------------
Other Assets & Liabilities - (17.7)%                                    (17,981)
                                                                   ------------
NET ASSETS - 100.0%                                                $    101,510
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $16,574,412.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

Cl -- CLASS
ETF -- EXCHANGE TRADED FUND
REIT -- REAL ESTATE INVESTMENT TRUST
S&P -- STANDARD & POOR'S

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $103,950
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $18,683 (000) AND $(3,142) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

----------  --------------------------------------------------------------------
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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 10.1%
      Autonation*                                         19,400   $        389
      Brinker International (A)                           10,600            492
      Brunswick                                           27,100            854
      Dillard's, Cl A                                     22,100            667
      Dollar General                                      29,800            418
      Family Dollar Stores                                19,400            571
      Gannett (A)                                         11,900            704
      Gap (A)                                             27,900            587
      Home Depot                                          67,795          2,531
      Jones Apparel Group                                 28,500            952
      Leggett & Platt                                     46,600          1,088
      Lennar, Cl A (A)                                    10,925            519
      Liz Claiborne                                       31,900          1,345
      Mattel                                              33,600            760
      Newell Rubbermaid                                   23,400            673
      Time Warner                                         16,700            334
                                                                   ------------
                                                                         12,884
                                                                   ------------
CONSUMER STAPLES - 9.4%
      Anheuser-Busch                                      16,800            797
      ConAgra Foods                                       54,400          1,423
      Estee Lauder, Cl A                                  11,500            465
      General Mills                                       35,400          2,011
      Kimberly-Clark                                      27,305          1,816
      Kraft Foods, Cl A (A)                               14,400            495
      Kroger                                              28,800            648
      Pepsi Bottling Group                                61,100          1,932
      Safeway                                             82,400          2,419
                                                                   ------------
                                                                         12,006
                                                                   ------------
ENERGY - 8.6%
      Chevron (A)                                         20,000          1,344
      ConocoPhillips                                      26,930          1,622
      Exxon Mobil (A)                                     41,300          2,950
      Hess                                                18,700            793
      Marathon Oil                                        18,800          1,624
      Nabors Industries (A)*                              87,300          2,696
                                                                   ------------
                                                                         11,029
                                                                   ------------
FINANCIALS - 20.8%
      AMBAC Financial Group                               18,400          1,536
      Assurant (A)                                        24,700          1,301
      Bank of America                                     47,080          2,536
      CIT Group                                           26,800          1,395
      Citigroup                                           81,848          4,106
      Goldman Sachs Group                                 18,110          3,437
      JPMorgan Chase                                      28,720          1,363
      Keycorp                                             10,000            371
      MBIA                                                 9,800            608
      MGIC Investment                                      8,300            488
      Morgan Stanley                                      41,100          3,141
      National City                                      100,700          3,751

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
      Safeco                                              33,200   $      1,932
      UnumProvident (A)                                   30,100            595
                                                                   ------------
                                                                         26,560
                                                                   ------------
HEALTH CARE - 12.5%
      Amgen*                                               9,400            713
      Bausch & Lomb                                       18,200            974
      Cigna                                               18,600          2,176
      Health Management
         Associates, Cl A                                 44,700            881
      King Pharmaceuticals *                              48,800            816
      Merck                                               66,300          3,011
      Pfizer                                             184,009          4,904
      Universal Health Services, Cl B                     37,900          2,007
      Watson Pharmaceuticals*                             17,600            474
                                                                   ------------
                                                                         15,956
                                                                   ------------
INDUSTRIALS - 11.9%
      CSX                                                 17,900            639
      General Electric                                    67,155          2,358
      Manpower                                            11,000            745
      Northrop Grumman                                    56,760          3,768
      Paccar                                              13,950            826
      Ryder System                                        52,100          2,743
      Tyco International                                 110,500          3,252
      Waste Management                                    22,000            825
                                                                   ------------
                                                                         15,156
                                                                   ------------
INFORMATION TECHNOLOGY - 16.2%
      Cisco Systems*                                      14,000            338
      Computer Sciences (A)*                              19,100          1,009
      Compuware*                                         116,700            938
      Convergys*                                          78,500          1,665
      EMC*                                                67,800            831
      Intel (A)                                          106,240          2,267
      International
         Business Machines (A)                            29,460          2,720
      Lexmark International, Cl A*                        18,000          1,145
      Microsoft                                          121,125          3,478
      Novellus Systems (A)*                               86,300          2,386
      Solectron*                                         145,100            485
      STMicroelectronics (A)                              99,100          1,720
      Synopsys*                                           73,900          1,663
                                                                   ------------
                                                                         20,645
                                                                   ------------
   MATERIALS - 3.5%
      Alcoa                                               57,440          1,661
      Dow Chemical                                        38,100          1,554
      PPG Industries                                      17,900          1,224
                                                                   ------------
                                                                          4,439
                                                                   ------------

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

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CORE EQUITY FUND

--------------------------------------------------------------------------------

                                                       Shares/
Description                                            Par(000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS - 2.7%
      CenturyTel                                          14,600   $        587
      Telefonos de Mexico ADR (A)                         37,800            998
      Verizon Communications                              49,300          1,824
                                                                   ------------
                                                                          3,409
                                                                   ------------
UTILITIES - 3.1%
      American Electric Power (A)                         53,700          2,225
      DTE Energy (A)                                      27,200          1,236
      NiSource (A)                                        21,500            499
                                                                   ------------
                                                                          3,960
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $113,895)                                                   126,044
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES - 4.3%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $     2,500          2,500
   Bear Stearns (B)
      5.463%, 11/01/06                                     3,000          3,000
                                                                   ------------
   TOTAL MASTER NOTES
     (Cost $5,500)                                                        5,500
                                                                   ------------

--------------------------------------------------------------------------------
COMMERICAL PAPER - 2.0%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter (B)
      5.383%, 11/09/06                                     2,500          2,500
                                                                   ------------
   TOTAL COMMERICAL PAPER
      (Cost $2,500)                                                       2,500
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 12.9%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $12,170,368 (collateralized
      by various corporate obligations,
      ranging in par value from
      $1,901,176 - $3,227,584,
      0.000% - 7.125%, 02/01/11 -
      05/02/36, total market value
      $12,776,984)                                        12,169         12,169

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.413%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $3,000,451 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,443,600 - $1,937,730, 0.000%
      - 6.222%, 05/25/36, total market
      value $3,150,015)                              $     3,000   $      3,000
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $1,286,225 (collateralized by a
      U.S. Government obligation,
      par value $1,302,000, 4.50%,
      11/15/15, total market value
      $1,312,684)                                          1,286          1,286
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $16,455)                                                     16,455
                                                                   ------------
TOTAL INVESTMENTS - 118.0% +
  (Cost $138,350)                                                       150,499
                                                                   ------------
Other Assets & Liabilities - (18.0)%                                    (22,925)
                                                                   ------------
NET ASSETS - 100.0%                                                $    127,574
                                                                   ============

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $22,367,368.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $138,355
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $14,006 (000) AND $(1,862) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

----------  --------------------------------------------------------------------
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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 98.8%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 3.0%
      Amazon.com (A)*                                      8,900   $        339
      Comcast, Cl A *                                     38,900          1,582
      Garmin (A) ++                                       13,400            716
      IAC/InterActiveCorp (A)*                            35,550          1,101
      XM Satellite Radio
         Holdings, Cl A (A)*                              36,000            420
                                                                   ------------
                                                                          4,158
                                                                   ------------
HEALTH CARE - 12.1%
      Adolor*                                             26,000            356
      Alcon ++                                             6,800            721
      Allergan                                             9,400          1,086
      Amgen*                                              18,100          1,374
      Amylin Pharmaceuticals (A)*                         11,700            514
      AVANIR
         Pharmaceuticals, Cl A (A)*                       69,000            275
      Biogen Idec (A)*                                    28,100          1,337
      BioMarin Pharmaceuticals (A)*                       60,000            962
      Celgene (A)*                                        27,200          1,454
      Cerner*                                             12,000            580
      Cotherix (A)*                                       60,000            450
      Dusa Pharmaceuticals (A)*                           55,900            281
      Express Scripts*                                     7,600            484
      Genentech*                                          17,300          1,441
      Genzyme*                                            13,000            878
      Gilead Sciences*                                    15,800          1,089
      Invitrogen (A)*                                     10,300            597
      Solexa (A)*                                         77,200            790
      Teva Pharmaceutical
         Industries ADR (A)                               31,700          1,045
      Trizetto Group*                                     60,200          1,029
                                                                   ------------
                                                                         16,743
                                                                   ------------
INDUSTRIALS - 0.5%
      Monster Worldwide*                                  18,400            745
                                                                   ------------
INFORMATION TECHNOLOGY - 81.8%
      Adobe Systems*                                      50,000          1,913
      Advanced Micro Devices*                             54,000          1,149
      Akamai Technologies*                                34,100          1,598
      Altera*                                             53,000            977
      Amdocs* ++                                          34,900          1,353
      Analog Devices                                      29,800            948
      Apple Computer*                                     46,800          3,795
      Applied Materials                                   95,000          1,652
      aQuantive (A)*                                      27,500            748
      ASML Holding* ++                                    47,000          1,074
      Autodesk*                                           24,000            882
      Automatic Data Processing                           29,800          1,473
      BEA Systems*                                        41,400            674
      Broadcom, Cl A*                                     64,600          1,955
      Cadence Design Systems*                             41,900            748
      CDW                                                  8,000            525
      Check Point
         Software Technologies* ++                        28,500            591

--------------------------------------------------------------------------------

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
      Checkfree (A)*                                      16,900   $        667
      Cisco Systems*                                     189,600          4,575
      Citrix Systems*                                     25,000            738
      Cognizant Technology
         Solutions, Cl A *                                27,700          2,085
      Cognos* ++                                          17,600            642
      Comverse Technology*                                42,000            914
      Corning*                                           119,600          2,443
      Dell *                                              62,800          1,528
      Digital River*                                      13,300            769
      eBay*                                               50,200          1,613
      Electronic Arts (A)*                                32,600          1,724
      EMC*                                               211,400          2,590
      F5 Networks*                                        21,400          1,417
      First Data                                          37,900            919
      Fiserv*                                             22,000          1,087
      Flextronics International* ++                       62,000            719
      Formfactor *                                        26,600          1,016
      Google, Cl A*                                       11,900          5,669
      Hewlett-Packard                                     54,400          2,108
      Intel                                              101,800          2,172
      International Business Machines                     16,300          1,505
      Intersil, Cl A                                      32,300            757
      Intuit*                                             46,600          1,645
      JDS Uniphase (A)*                                   19,163            278
      Juniper Networks *                                  77,200          1,329
      Kla-Tencor                                          25,000          1,229
      Lam Research *                                      25,900          1,281
      Linear Technology                                   38,800          1,208
      Marvel Technology Group* ++                        122,600          2,241
      Maxim Integrated Products                           43,300          1,299
      McAfee*                                             32,500            940
      MEMC Electronic Materials*                          28,000            994
      Microchip Technology                                18,000            593
      Microsoft                                          170,850          4,905
      Motorola                                            61,800          1,425
      National Semiconductor                              34,300            833
      NAVTEQ (A)*                                         31,600          1,049
      Network Appliance*                                  39,700          1,449
      Nokia ADR                                          118,800          2,362
      Nvidia*                                             40,000          1,395
      Oracle (A)*                                        172,300          3,182
      Paychex                                             37,500          1,481
      Qualcomm                                            94,800          3,450
      Quality Systems *                                   13,900            590
      Red Hat (A)*                                        60,900            998
      Research In Motion*                                 12,000          1,410
      Salesforce.com *                                    41,400          1,615
      Samsung Electronics GDR (C)                          4,600          1,492
      SanDisk (A)*                                        21,900          1,053
      SAP ADR (A)                                         29,800          1,479
      Symantec*                                           85,010          1,687
      Taiwan Semiconductor
         Manufacturing ADR (A)                            95,286            924
      Tellabs*                                            38,900            410
      Texas Instruments (A)                               57,500          1,735
      VeriSign*                                           56,800          1,175

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

ENHANCED GROWTH FUND

--------------------------------------------------------------------------------

                                                       Shares/
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
      Western Union*                                      33,700   $        743
      Xilinx                                              50,800          1,296
      Yahoo!*                                            104,600          2,755
                                                                   ------------
                                                                        113,642
                                                                   ------------
TELECOMMUNICATIONS - 1.4%
      American Tower, Cl A*                               26,800            965
      NII Holdings*                                       14,900            969
                                                                   ------------
                                                                          1,934
                                                                   ------------
   TOTAL COMMON STOCK
     (Cost $118,218)                                                    137,222
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES - 4.0%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $     2,500          2,500
   Bear Stearns (B)
      5.463%, 11/01/06                                     3,000          3,000
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $5,500)                                                       5,500
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 13.5%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $9,486,152 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,481,865 - $2,515,729, 0.000%
      - 7.125%, 02/01/11 - 05/02/36,
      total market value $9,958,977)                       9,485          9,485
   Bear Stearns (B)
      5.413%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $2,500,376 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,203,000 - $1,614,775, 0.000%
      - 6.222%, 05/25/36, total market
      value $2,625,012)                                    2,500          2,500
   Bear Stearns (B)
      5.363%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $5,000,745 (collateralized by
      various corporate obligations,
      ranging in par value from
      $2,406,000 - $3,229,550, 0.000%
      - 6.222%, 05/25/36, total market
      value $5,250,024)                                    5,000          5,000

--------------------------------------------------------------------------------

Description                                           Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $1,743,209 (collateralized by
      various U.S. Government
      obligations, ranging in par value
      from $590,000 - $1,166,000,
      4.50%, 11/15/10 - 11/15/15, total
      market value $1,778,793)                       $     1,743   $      1,743
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $18,728)                                                     18,728
                                                                   ------------
TOTAL INVESTMENTS - 116.3% +
   (Cost $142,446)                                                      161,450
                                                                   ------------
Other Assets & Liabilities - (16.3)%                                    (22,575)
                                                                   ------------
NET ASSETS - 100.0%                                                $    138,875
                                                                   ============

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.
++ SECURITY IS DOMICILED OUTSIDE OF THE UNITED STATES.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $21,664,161.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) SECURITY SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." THE VALUE OF THIS SECURITY AS OF OCTOBER 31, 2006, WAS $1,492 (000) AND REPRESENTED 1.1% OF NET ASSETS.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS
GDR -- GLOBAL DEPOSITARY RECEIPT

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $142,446
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $26,983 (000) AND $(7,979) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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
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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 97.3%
--------------------------------------------------------------------------------

AUSTRALIA - 1.8%
      Australia & New Zealand
         Banking Group                                    21,000   $        472
      BHP Billiton                                        30,128            636
      Commonwealth Bank of Australia                      18,000            665
      CSL                                                 10,000            434
      ING Office Fund                                    150,000            185
      QBE Insurance Group                                 30,000            574
      Rinker Group                                        27,000            388
      Woodside Petroleum                                   7,500            218
      Woolworths                                          25,000            400
      Zinifex                                             50,000            587
                                                                   ------------
                                                                          4,559
                                                                   ------------

AUSTRIA - 0.5%
      Erste Bank der
         Oesterreichischen Sparkassen                      4,000            272
      EVN                                                  1,013            112
      IMMOFINANZ
         Immobilien Anlagen*                              10,000            121
      OMV                                                  4,330            236
      Telekom Austria                                      9,000            224
      Voestalpine*                                         5,000            236
                                                                   ------------
                                                                          1,201
                                                                   ------------

BELGIUM - 1.3%
      Belgacom                                             7,000            287
      Brederode (A)                                       10,500            385
      Delhaize Group                                       3,000            243
      Dexia                                               12,300            332
      Groupe Bruxelles Lambert                             2,300            253
      InBev                                                6,400            361
      KBC Groep*                                           5,000            546
      Nationale A Portefeuille                               600            219
      Solvay                                               3,000            388
      Umicore                                              1,000            155
                                                                   ------------
                                                                          3,169
                                                                   ------------

BRAZIL - 2.4%
      Banco Bradesco ADR (A)                              22,032            788
      Banco Itau Holding ADR (A)                          28,000            930
      Cia Vale do Rio Doce ADR (A)                        46,000          1,170
      Cosan Industria e Comercio*                         20,000            341
      Cyrela Brazil Realty                                18,000            367
      Embratel Participacoes ADR (A)                      42,000            684
      Gafisa*                                             18,000            265
      Petroleo Brasileiro ADR                             14,900          1,322
                                                                   ------------
                                                                          5,867
                                                                   ------------

CANADA - 1.6%
      Agnico Eagle Mines                                   2,300             85
      Alcan                                                2,000             94
      Bank of Montreal                                     1,500             93
      Bank of Nova Scotia                                  2,000             88

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
CANADA - (CONTINUED)
      Barrick Gold                                         5,500   $        171
      BCE (A)                                              7,320            207
      Canadian Natural Resources                           5,000            260
      EnCana                                               5,000            238
      Goldcorp                                             3,300             87
      HudBay Minerals*                                     4,400             76
      Manulife Financial (A)                               8,500            276
      Methanex                                             2,400             54
      National Bank of Canada                              5,000            273
      Petro-Canada                                         4,500            192
      Potash Corp of Saskatchewan                          1,000            125
      Power Corp of Canada (A)                             6,000            182
      Royal Bank of Canada (A)                             6,000            266
      Sun Life Financial                                   4,000            168
      Suncor Energy                                        3,000            230
      Teck Cominco, Cl B                                   1,000             74
      Telus                                                5,000            289
      Toronto-Dominion Bank (A)                            4,500            261
      Ultra Petroleum*                                     3,000            160
                                                                   ------------
                                                                          3,949
                                                                   ------------

DENMARK - 0.4%
      AP Moller - Maersk                                      25            226
      Danske Bank                                          7,000            294
      DSV                                                    600            111
      GN Store Nord (A)                                    5,400             76
      Novo-Nordisk                                         2,300            174
      Topdanmark*                                            600             85
                                                                   ------------
                                                                            966
                                                                   ------------

FINLAND - 1.2%
      Metso                                               17,000            738
      Nokia ADR                                           83,700          1,664
      Sampo, Cl A                                         25,000            542
                                                                   ------------
                                                                          2,944
                                                                   ------------

FRANCE - 11.0%
      Air Liquide                                          2,500            532
      Alcatel                                             45,000            571
      Arkema*                                                838             41
      Arkema ADR*                                             60              3
      AXA                                                 39,311          1,498
      BNP Paribas                                         17,780          1,955
      Bouygues                                            15,000            874
      Capgemini                                           14,000            795
      Carrefour                                           14,000            853
      Credit Agricole                                     15,100            642
      Eiffage                                             10,000            918
      Euler Hermes                                         4,500            585
      Groupe Danone                                        7,000          1,026
      L'Oreal                                              6,000            583
      Lafarge                                              5,000            672
      LVMH Moet Hennessy Louis Vuitton                     6,000            625
      Natexis Banques Populaires                           2,226            615

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FRANCE - (CONTINUED)
      Nexans                                               7,000   $        628
      PPR                                                  6,000            895
      Renault                                              6,000            702
      Sanofi-Aventis (A)                                  15,746          1,338
      Sanofi-Aventis ADR                                  12,000            512
      Schneider Electric                                   6,000            623
      Societe Generale                                    11,410          1,896
      Sodexho Alliance                                    17,000            913
      Suez (A)                                            20,000            895
      Total (A)                                           42,520          2,879
      Vallourec (A)                                        2,200            548
      Veolia Environnement                                14,000            857
      Vinci (A)                                            6,000            676
      Vivendi                                             25,500            966
                                                                   ------------
                                                                         27,116
                                                                   ------------

GERMANY - 8.8%
      Adidas                                               4,000            200
      Allianz                                              7,590          1,409
      BASF                                                10,000            881
      Bayer (A)                                           10,000            503
      Bayerische Hypo-und Vereinsbank                     15,000            680
      Beiersdorf                                           5,000            284
      Celesio                                              9,000            464
      Commerzbank                                         30,900          1,097
      Continental                                          4,000            447
      DaimlerChrysler                                     18,000          1,027
      Deutsche Bank                                       12,400          1,561
      Deutsche Post                                       15,000            415
      Deutsche Telekom                                    21,860            378
      E.ON                                                15,400          1,847
      Henkel                                               2,000            240
      Hypo Real Estate Holding                             7,300            459
      Infineon Technologies*                              46,000            560
      Lanxess*                                            19,500            891
      MAN                                                 12,000          1,067
      Metro                                                7,000            416
      Muenchener Rueckversicherungs                        4,000            649
      ProSiebenSat.1 Media                                27,000            772
      RWE (A)                                              6,000            593
      SAP                                                  5,000            995
      Schering (A)                                         4,000            470
      Siemens                                             10,000            900
      ThyssenKrupp                                        43,000          1,596
      Volkswagen                                           8,000            789
                                                                   ------------
                                                                         21,590
                                                                   ------------

GREECE - 0.4%
      Alpha Bank                                           9,824            286
      Fourlis Holdings                                    15,000            291
      National Bank of Greece                             11,100            504
                                                                   ------------
                                                                          1,081
                                                                   ------------

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HONG KONG - 2.8%
      ASM Pacific Technology                              40,000   $        208
      Bank of East Asia                                   66,000            315
      BOC Hong Kong Holdings                             120,000            269
      Cheung Kong Holdings                                40,000            435
      China Merchants
         Holdings International                           80,000            234
      China Mobile                                        60,000            488
      China Netcom Group                                 200,000            356
      China Overseas Land & Investment                   675,000            615
      China Resources Power Holdings                     280,000            349
      Chinese Estates Holdings                           190,000            228
      Citic Pacific                                      100,000            307
      CNOOC                                              400,000            336
      Esprit Holdings                                     30,000            291
      Foxconn International Holdings*                    145,000            482
      Guoco Group                                         17,000            205
      Henderson Land Development                          60,000            330
      HongKong Electric Holdings                          50,000            235
      Hutchison Whampoa                                   50,000            444
      Li & Fung                                          119,400            313
      MTR                                                 90,000            216
      Swire Pacific, Cl A                                 20,000            211
                                                                   ------------
                                                                          6,867
                                                                   ------------

INDONESIA - 0.0%
      Telekomunikasi Indonesia                            10,000              9
                                                                   ------------

IRELAND - 0.7%
      Allied Irish Banks                                  21,400            584
      CRH                                                 14,400            508
      Irish Life & Permanent                              20,700            509
                                                                   ------------
                                                                          1,601
                                                                   ------------

ITALY - 3.4%
      AEM                                                132,000            363
      Assicurazioni Generali                              18,000            714
      Banca Intesa                                       120,463            823
      Capitalia                                           50,000            442
      Enel (A)*                                           50,000            480
      ENI (A)                                             40,000          1,206
      Fastweb                                              4,000            198
      Fiat (A)*                                           26,000            459
      Fondiaria-Sai                                        6,000            267
      Italmobiliare*                                       4,000            386
      Saipem                                              11,000            260
      SanPaolo IMI                                        20,000            427
      STMicroelectronics                                  12,000            207
      Telecom Italia*                                    220,000            667
      Tenaris                                             13,000            252
      UniCredito Italiano                                150,000          1,243
                                                                   ------------
                                                                          8,394
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
JAPAN - 18.2%
      77 Bank                                             52,000   $        342
      Aeon                                                10,000            236
      Aisin Seiki                                          6,000            185
      Amada                                               40,000            397
      AOC Holdings                                         8,500            154
      Arcs                                                11,000            132
      Asahi Breweries                                     33,000            470
      Astellas Pharma                                     10,000            451
      Bridgestone                                          8,000            167
      Brother Industries                                  25,000            315
      Calpis (A)                                          35,000            262
      Canon                                               24,000          1,287
      Chubu Electric Power                                 7,000            194
      Daiichi Sankyo                                      25,000            744
      Dainippon Ink and Chemicals                         50,000            189
      Daiwa Securities Group                              60,000            681
      Fancl (A)                                           18,000            235
      Fuji Heavy Industries                              168,000            970
      Futaba (A)                                          17,000            446
      Futaba Industrial                                   15,000            343
      Hitachi                                             50,000            289
      Hitachi Construction Machinery                      12,000            285
      Honda Motor                                         50,000          1,770
      Hosiden (A)                                         17,000            188
      Isetan                                              10,000            176
      Juki (A)                                            90,000            502
      Kadokawa Group Holdings (A)                          6,000            213
      Kyushu Electric Power                               22,000            515
      Maeda (A)                                           50,000            208
      Makino Milling Machine (A)                          85,000            833
      Makita                                              23,000            684
      Marubeni                                           110,000            563
      Matsushita Electric Industrial                      33,000            690
      Mazda Motor                                        105,000            710
      Mitsubishi                                          35,000            676
      Mitsubishi Chemical Holdings                        50,000            320
      Mitsubishi Electric                                 45,000            393
      Mitsubishi Heavy Industries                         55,000            246
      Mitsui                                              30,000            410
      Mitsui Fudosan                                      58,000          1,428
      Mitsui OSK Lines                                    50,000            417
      Mizuho Financial Group                                 170          1,324
      Mori Seiki (A)                                      18,000            376
      Nikko Cordial                                       30,000            359
      Nintendo                                             3,000            614
      Nippon Konpo Unyu Soko                              60,000            734
      Nippon Mining Holdings                              46,500            348
      Nippon Residential Investment                          100            557
      Nippon Shokubai                                     21,000            225
      Nippon Suisan Kaisha                                45,000            242
      Nippon Telegraph & Telephone                           195            982
      Nippon Telegraph
         & Telephone ADR                                  13,000            327
      Nippon Thompson (A)                                 20,000            189

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
JAPAN - (CONTINUED)

      Nissan Motor                                        86,000   $      1,030
      Nisshin Steel                                      100,000            310
      Nomura Holdings                                     35,000            618
      NSK                                                 65,000            545
      NTT DoCoMo                                             430            658
      Obayashi                                            35,000            230
      ORIX                                                 1,500            423
      Parco                                               34,000            408
      Rengo (A)                                           25,000            160
      Resona Holdings                                        300            913
      Ricoh                                               30,000            593
      Sanwa Shutter                                       50,000            286
      Sanyo Shinpan Finance                                5,000            191
      Sawai Pharmaceutical (A)                             4,000            185
      Seven & I Holdings                                  10,000            321
      Shiga Bank                                          90,000            589
      Shinsei Bank                                        90,000            519
      Shizuoka Bank (A)                                   33,000            353
      Sumitomo                                            70,000            921
      Sumitomo Mitsui Financial Group                        140          1,532
      Sumitomo Trust & Banking                            60,000            645
      Takeda Pharmaceutical                               10,000            642
      Teijin                                              55,000            307
      Toei (A)                                            35,000            234
      Toei Animation (A)                                  12,000            251
      Toho Pharmaceutical                                 15,000            251
      Tohoku Electric Power                               15,000            332
      Tokai Carbon (A)                                    65,000            439
      Tokyo Electric Power                                12,000            349
      Tokyo Electron                                      15,000          1,121
      Toshiba (A)                                        100,000            633
      Toyo Suisan Kaisha                                  10,000            146
      Toyota Motor                                        30,000          1,778
      Toyota Motor ADR                                     3,500            413
      TV Asahi                                               150            277
      Yamaha Motor                                        11,000            301
                                                                   ------------
                                                                         44,897
                                                                   ------------

MEXICO - 1.4%
      Carso Global Telecom*                              112,000            346
      Cemex ADR                                            8,226            253
      Empresas ICA Sociedad
         Controladora ADR*                                11,000            453
      Grupo Aeroportuario del
         Sureste ADR                                       7,700            292
      Grupo Financiero Banorte                            70,000            254
      Grupo Modelo                                        50,000            242
      Grupo Televisa ADR                                  10,400            257
      Telefonos de Mexico ADR (A)                         26,700            705
      Urbi Desarrollos Urbanos*                           80,000            244
      Wal-Mart de Mexico                                 104,200            362
                                                                   ------------
                                                                          3,408
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
NETHERLANDS - 6.7%
      ABN AMRO Holding                                    30,000   $        875
      Aegon                                               43,000            791
      Akzo Nobel                                           7,000            392
      ASML Holding*                                       17,000            389
      Buhrmann                                            25,000            389
      Fortis                                              25,000          1,049
      Hagemeyer (A)*                                      40,000            205
      Heineken                                            18,000            816
      ING Groep                                           60,000          2,658
      Koninklijke DSM                                     20,000            911
      Koninklijke Philips Electronics                     20,020            699
      Mittal Steel                                        27,625          1,186
      Randstad Holdings                                    6,000            378
      Rodamco Europe (A)                                   5,000            578
      Royal Dutch Shell, Cl A                             68,000          2,358
      Royal Dutch Shell, Cl A GBP                          9,000            312
      Royal Dutch Shell, Cl B GBP                         28,733          1,029
      Royal KPN                                           43,000            575
      TNT                                                 13,000            500
      Wolters Kluwer                                      15,000            412
                                                                   ------------
                                                                         16,502
                                                                   ------------

NORWAY - 1.3%
      DnB NOR                                             60,500            792
      Norsk Hydro                                         52,500          1,207
      Statoil                                             31,000            784
      Yara International (A)                              30,000            526
                                                                   ------------
                                                                          3,309
                                                                   ------------

PHILIPPINES - 0.4%
      Ayala                                               11,700            115
      Ayala Land                                         563,000            172
      Bank of the Philippine Islands                     103,000            128
      Globe Telecom                                        5,100            115
      Metropolitan Bank & Trust                          132,000            125
      Philippine Long
         Distance Telephone                                5,600            265
      San Miguel, Cl B                                    44,000             66
                                                                   ------------
                                                                            986
                                                                   ------------
POLAND - 0.6%
      Bank Pekao                                           5,500            371
      Bank Zachodni WBK                                    2,800            191
      KGHM Polska Miedz*                                   6,000            217
      Polski Koncern Naftowy Orlen                        17,000            269
      Powszechna Kasa
         Oszczednosci Bank Polski                         18,000            227
      Telekomunikacja Polska                              40,000            295
                                                                   ------------
                                                                          1,570
                                                                   ------------

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
PORTUGAL - 0.3%
      Banco BPI                                           10,000   $         76
      Banco Comercial Portugues                           60,000            195
      Banco Espirito Santo                                 4,000             64
      Brisa-Auto Estradas de Portugal                      4,000             44
      Cimpor Cimentos de Portugal                          8,000             56
      Energias de Portugal                                40,000            180
      Portugal Telecom                                    17,000            212
                                                                   ------------
                                                                            827
                                                                   ------------

SINGAPORE - 1.4%
      CapitaLand                                         120,000            420
      DBS Group Holdings                                  40,000            524
      K-REIT Asia                                         44,000             57
      Keppel                                              43,000            436
      Keppel Land                                         73,000            258
      Oversea-Chinese Banking                             44,000            198
      SembCorp Industries                                110,000            259
      SembCorp Marine                                     76,000            167
      Singapore Technologies
         Engineering                                      45,000             86
      Singapore Telecommunications                       191,900            327
      StarHub                                             56,570             81
      United Overseas Bank                                38,000            432
      UOL Group                                           44,000            113
      Venture                                             12,000            110
                                                                   ------------
                                                                          3,468
                                                                   ------------

SOUTH KOREA - 3.1%
      Cheil Industries                                    11,000            458
      Daewoo Engineering
         & Construction                                   19,000            412
      Daewoo Shipbuilding
         & Marine Engineering                              6,000            193
      Hana Financial Group                                 7,575            350
      Hynix Semiconductor*                                12,000            436
      Hyundai Engineering
         & Construction*                                   3,600            201
      Hyundai Heavy Industries                             1,700            250
      Hyundai Motor                                        6,000            488
      Hyundai Securities                                  37,000            460
      Hyundai Steel                                       12,000            426
      Kookmin Bank                                         7,100            565
      Korea Investment Holdings                            7,000            334
      LG Electronics                                       4,200            254
      LG Telecom*                                         35,000            405
      Samsung Electronics                                  2,300          1,492
      Samsung Heavy Industries                             7,700            206
      Shinhan Financial Group                             10,000            461
      SK                                                   3,000            220
                                                                   ------------
                                                                          7,611
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
SPAIN - 2.9%
      ACS Actividades Cons y Serv                         12,000   $        602
      Banco Bilbao Vizcaya Argentaria                     29,566            714
      Banco Sabadell (A)                                  12,500            494
      Banco Santander Central Hispano                     88,000          1,523
      Corp Mapfre                                         70,000            310
      Endesa                                               8,000            354
      Fomento de
         Construcciones y Contratas                        7,000            610
      Grupo Ferrovial                                      7,000            647
      Inditex                                              5,000            239
      Red Electrica de Espana                             16,600            644
      Repsol YPF*                                          7,500            249
      Telefonica (A)                                      40,000            771
                                                                   ------------
                                                                          7,157
                                                                   ------------

SWEDEN - 1.4%
      Electrolux, Cl B (A)*                               14,000            256
      Hennes & Mauritz, Cl B                               6,500            280
      Investor, Cl B                                      24,000            539
      Nordea Bank                                         30,000            413
      Sandvik*                                            31,000            379
      Swedbank*                                           12,000            393
      Telefonaktiebolaget
         LM Ericsson, Cl B                               140,000            531
      TeliaSonera                                         35,000            255
      Volvo, Cl B                                          7,000            438
                                                                   ------------
                                                                          3,484
                                                                   ------------

SWITZERLAND - 6.9%
      ABB                                                 56,000            833
      Compagnie Financiere
         Richemont, Cl A                                   5,400            267
      Credit Suisse Group                                 24,977          1,506
      Holcim                                               5,400            465
      Nestle                                               8,500          2,904
      Novartis                                            53,002          3,217
      Roche Holding                                       14,333          2,508
      Swiss Reinsurance                                   12,500          1,025
      Syngenta                                             3,700            597
      UBS                                                 46,974          2,806
      Zurich Financial Services                            3,698            914
                                                                   ------------
                                                                         17,042
                                                                   ------------

TURKEY - 0.3%
      Akbank TAS                                          15,999             91
      Dogan Sirketler Grubu Holdings                      39,000            167
      KOC Holding*                                        26,500            103
      Turkiye Garanti Bankasi                             35,000            129
      Turkiye Is Bankasi, Cl C                            29,720            193
                                                                   ------------
                                                                            683
                                                                   ------------

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM - 16.1%
      Alliance Boots                                      33,300   $        514
      Amlin                                               92,000            529
      Anglo American                                      24,000          1,082
      Arriva                                              25,000            341
      AstraZeneca                                         18,085          1,069
      Aviva                                               52,000            769
      BAE Systems                                         80,000            640
      Barclays                                           115,000          1,552
      BG Group                                            57,000            756
      BHP Billiton                                        60,000          1,157
      Biffa*                                              10,000             51
      BP                                                 190,600          2,120
      BP ADR (A)                                           5,000            335
      British Airways*                                    50,000            438
      British American Tobacco                            25,000            681
      British Land                                        35,000            998
      British Sky Broadcasting Group                      23,000            238
      BT Group                                            90,000            478
      Diageo                                              44,000            814
      easyJet*                                            40,000            402
      Enterprise Inns                                     40,400            831
      GKN                                                 55,000            320
      GlaxoSmithKline                                     71,044          1,897
      Group 4 Securicor                                  175,000            584
      HBOS                                                52,800          1,095
      Henderson Group                                    156,000            329
      HSBC Holdings                                      127,000          2,408
      Imperial Chemical Industries                        75,000            582
      Imperial Tobacco Group                              12,000            425
      Informa                                             52,000            542
      International Power                                125,000            798
      Lloyds TSB Group                                    57,000            608
      Man Group                                          120,000          1,117
      Mitchells & Butlers                                 37,317            424
      Next                                                10,000            359
      Northern Rock                                       20,000            457
      Old Mutual                                          89,000            288
      Persimmon                                           40,000          1,019
      Prudential                                          46,000            564
      Punch Taverns                                       18,000            353
      Reckitt Benckiser                                   12,000            522
      Rio Tinto                                           15,500            855
      Rolls-Royce Group*                                  30,000            269
      Royal Bank of Scotland Group                        51,200          1,824
      Sage Group                                          60,000            275
      Scottish & Southern Energy                          22,000            551
      Scottish Power                                      19,841            247
      Severn Trent                                         6,666            177
      Taylor Woodrow                                      75,000            520
      Tesco                                              120,000            901
      Travis Perkins                                      15,000            513
      Unilever                                            23,850            592
      United Utilities                                    30,000            408

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------

                                                      Shares/
Description                                          Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
UNITED KINGDOM - (CONTINUED)
      Vodafone Group                                     553,385   $      1,425
      Whitbread                                           11,656            311
      WPP Group                                           23,000            295
                                                                   ------------
                                                                         39,649
                                                                   ------------

   TOTAL COMMON STOCK
      (Cost $178,620)                                                   239,906
                                                                   ------------

--------------------------------------------------------------------------------
PREFERRED STOCK - 0.1%
--------------------------------------------------------------------------------
GERMANY - 0.1%
   Volkswagen                                              5,000            330
                                                                   ------------

   TOTAL PREFERRED STOCK
      (Cost $175)                                                           330
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES - 3.2%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                             $       2,500          2,500
   Bear Stearns (B)
      5.463%, 11/01/06                                     3,000          3,000
   JPMorgan (B)
      5.393%, 11/01/06                                     2,500          2,500
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $8,000)                                                       8,000
                                                                   ------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES - 1.2%
--------------------------------------------------------------------------------
      iShares MSCI
         Brazil Index Fund (A)                            12,100            508
      iShares MSCI France Index Fund                      24,700            795
      iShares MSCI United
         Kingdom Index Fund (A)                           70,700          1,619
                                                                   ------------

   TOTAL REGULATED INVESTMENT COMPANIES
      (Cost $2,382)                                                       2,922
                                                                   ------------

--------------------------------------------------------------------------------

Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 8.3%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $278,982 (collateralized by
      various corporate obligations,
      ranging in par value from $43,581
      - $73,986, 0.000% - 7.125%,
      02/01/11 - 05/02/36, total market
      value $292,887)                              $         279   $        279
   Bear Stearns (B)
      5.363%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $15,002,234 (collateralized by
      various corporate obligations,
      ranging in par value from
      $7,218,000 - $9,688,650, 0.000%
      - 6.222%, 05/25/36, total market
      value $15,750,073)                                  15,000         15,000
   Bear Stearns (B)
      5.413%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $2,500,376 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,203,000 - $1,614,775, 0.000%
      - 6.222%, 05/25/36, total market
      value $2,625,012)                                    2,500          2,500
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $2,618,099 (collateralized by a
      U.S. Government obligation, par
      value $2,630,000, 4.50%,
      11/15/10, total market value
      $2,670,491)                                          2,618          2,618
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $20,397)                                                     20,397
                                                                   ------------
TOTAL INVESTMENTS - 110.1% +
   (Cost $209,574)                                                      271,555
                                                                   ------------
Other Assets & Liabilities - (10.1)%                                    (24,918)
                                                                   ------------
NET ASSETS - 100.0%                                                $    246,637
                                                                   ============

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----------  --------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $24,449,694.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS
MSCI -- MORGAN STANLEY CAPITAL INTERNATIONAL

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $209,574 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $62,725 (000) AND $(744) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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---------  ---------------------------------------------------------------------


[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 98.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 6.4%
      Harley-Davidson (A)                                  9,500   $        652
      Harman International
      Industries (A)                                       9,150            937
      International Game Technology                       46,050          1,958
      Kohl's*                                             13,550            957
      Las Vegas Sands *                                   39,650          3,021
      Target                                              17,750          1,050
                                                                   ------------
                                                                          8,575
                                                                   ------------
CONSUMER STAPLES - 12.5%
      Colgate-Palmolive                                   85,300          5,457
      PepsiCo                                             71,750          4,552
      Procter & Gamble                                    72,200          4,577
      Walgreen                                            45,046          1,967
                                                                   ------------
                                                                         16,553
                                                                   ------------
ENERGY - 6.0%
      Schlumberger (A)                                    59,950          3,782
      Smith International                                105,250          4,155
                                                                   ------------
                                                                          7,937
                                                                   ------------
FINANCIALS - 11.3%
      Aflac                                               15,600            701
      Chicago Mercantile
         Exchange Holdings                                 9,050          4,534
      Goldman Sachs Group                                 16,400          3,112
      SLM                                                 68,100          3,315
      UBS                                                 56,950          3,408
                                                                   ------------
                                                                         15,070
                                                                   ------------
HEALTH CARE - 19.9%
      Abbott Laboratories                                 26,600          1,264
      Alcon                                               13,700          1,453
      Allergan (A)                                        19,850          2,293
      Baxter International                                43,700          2,009
      Dentsply International                              40,950          1,281
      Genentech*                                          48,094          4,006
      Gilead Sciences (A)*                                69,300          4,775
      Johnson & Johnson                                   63,800          4,300
      Medtronic (A)                                       50,650          2,466
      Roche Holdings ADR                                  14,300          1,251
      Schering-Plough                                     61,200          1,355
                                                                   ------------
                                                                         26,453
                                                                   ------------

--------------------------------------------------------------------------------

                                                       Shares/
Description                                            Par(000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - 10.2%
      Boeing                                              25,200   $      2,013
      Emerson Electric                                    23,000          1,941
      Expeditors
         International Washington                         57,750          2,738
      General Dynamics                                    35,600          2,531
      General Electric                                   123,704          4,343
                                                                   ------------
                                                                         13,566
                                                                   ------------
INFORMATION TECHNOLOGY - 29.6%
      Adobe Systems*                                      73,900          2,827
      Apple Computer*                                     48,450          3,928
      Automatic Data Processing                           28,800          1,424
      Broadcom, Cl A (A)*                                 22,300            675
      Checkfree (A)*                                      54,500          2,152
      Cisco Systems*                                     242,200          5,844
      Electronic Arts (A)*                                41,400          2,190
      Google, Cl A*                                        8,600          4,097
      Microchip Technology                                86,100          2,835
      Microsoft                                          139,350          4,001
      Paychex                                             99,150          3,914
      Qualcomm                                            34,750          1,264
      Research In Motion*                                 24,250          2,849
      SAP ADR (A)                                         26,950          1,338
                                                                   ------------
                                                                         39,338
                                                                   ------------
MATERIALS - 3.0%
      Monsanto                                            88,900          3,931
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $117,799)                                                   131,423
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES - 6.0%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $     2,500          2,500
   Bear Stearns (B)
      5.463%, 11/01/06                                     3,000          3,000
   JPMorgan (B)
      5.393%, 11/01/06                                     2,500          2,500
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $8,000)                                                       8,000
                                                                   ------------

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

LARGE CAP GROWTH FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 1.9%
--------------------------------------------------------------------------------
   First Tennessee (B) (C)
      5.339%, 04/18/07                               $     2,500   $      2,501
                                                                   ------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,501)                                                       2,501
                                                                   ------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.8%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter (B)
      5.383%, 11/09/06                                     1,000          1,000
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $1,000)                                                       1,000
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.6%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06,
      matures on 11/01/06,
      repurchase price $7,990,359
      (collateralized by various
      corporate obligations,
      ranging in par value from
      $1,248,202 - $2,119,045,
      0.000% - 7.125%, 02/01/11 -
      05/02/36, total market value
      $8,388,628)                                          7,989          7,989
   Deutsche Bank Securities
      5.270%, dated 10/31/06,
      matures on 11/01/06,
      repurchase price $2,184,751
      (collateralized by a U.S.
      Government obligation, par
      value $2,195,000, 4.50%,
      11/15/10, total market value
      $2,228,794)                                          2,184          2,184
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $10,173)                                                     10,173
                                                                   ------------

TOTAL INVESTMENTS - 115.2% +
   (Cost $139,473)                                                      153,097
                                                                   ------------
Other Assets & Liabilities - (15.2)%                                    (20,172)
                                                                   ------------
NET ASSETS - 100.0%                                                $    132,925
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $18,972,435.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS
      $139,555 (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $16,075 (000) AND $(2,533) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

----------   -------------------------------------------------------------------
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----------   -------------------------------------------------------------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 98.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.9%
      American Eagle Outfitters                           32,500   $      1,489
      AnnTaylor Stores (A)*                               52,600          2,316
      Autoliv                                             53,500          3,043
      Brinker International (A)                           33,300          1,546
      Darden Restaurants                                  65,100          2,728
      DIRECTV Group*                                     170,800          3,805
      Hasbro                                              20,000            518
      ITT Educational Services*                           24,600          1,696
      JC Penney                                           17,700          1,332
      Jones Apparel Group                                 64,800          2,164
      Shaw Communications, Cl B                          104,100          3,413
      Time Warner                                        289,500          5,793
      TRW Automotive Holdings*                            26,500            680
                                                                   ------------
                                                                         30,523
                                                                   ------------
CONSUMER STAPLES - 7.1%
      Altria Group                                        15,800          1,285
      ConAgra Foods                                       62,600          1,637
      Corn Products International                         37,700          1,364
      Dean Foods*                                         50,400          2,111
      Energizer Holdings*                                 30,400          2,376
      General Mills                                       23,900          1,358
      HJ Heinz                                            29,600          1,248
      Kimberly-Clark                                      19,400          1,291
      Kroger                                             164,700          3,704
      Pepsi Bottling Group                                46,000          1,455
      Reynolds American (A)                               48,800          3,082
      Safeway                                            118,300          3,473
                                                                   ------------
                                                                         24,384
                                                                   ------------
ENERGY - 14.2%
      Chevron (A)                                         80,900          5,437
      ConocoPhillips                                      87,344          5,262
      Devon Energy                                        28,700          1,918
      Encana                                              62,000          2,944
      Exxon Mobil (A)                                    336,500         24,033
      Holly                                               53,600          2,549
      Marathon Oil                                        59,200          5,115
      Petro-Canada                                        27,500          1,171
                                                                   ------------
                                                                         48,429
                                                                   ------------
FINANCIALS - 36.0%
      Allstate                                            78,900          4,841
      AMBAC Financial Group                               31,900          2,663
      Assurant (A)                                        56,100          2,954
      Brookfield Asset
         Management, Cl A (A)                             56,100          2,499
      CB Richard Ellis Group, Cl A*                       80,100          2,405

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
      Citigroup                                          287,800   $     14,436
      Comerica                                            51,700          3,008
      Countrywide Financial (A)                           98,600          3,759
      Credicorp                                           15,200            641
      First Marblehead (A)                                44,100          2,975
      Goldman Sachs Group                                 25,000          4,745
      IndyMac Bancorp                                     59,600          2,709
      Jones Lang LaSalle                                  25,200          2,318
      JPMorgan Chase                                     241,500         11,457
      Keycorp                                             69,900          2,596
      Lehman Brothers Holdings                            66,000          5,138
      Loews                                               82,600          3,215
      Merrill Lynch (A)                                   82,500          7,212
      Morgan Stanley                                      91,500          6,993
      National City                                       94,300          3,513
      PMI Group                                           58,700          2,504
      Principal Financial Group                           24,400          1,378
      Radian Group                                        43,700          2,329
      Safeco                                              52,600          3,061
      St Paul Travelers                                   54,400          2,782
      US Bancorp (A)                                     101,600          3,438
      Wachovia                                           106,600          5,916
      Washington Mutual (A)                               32,300          1,366
      Wells Fargo                                        225,000          8,165
      WR Berkley                                          62,400          2,300
                                                                   ------------
                                                                        123,316
                                                                   ------------
HEALTH CARE - 7.4%
      Aetna                                               73,000          3,009
      AmerisourceBergen                                   66,300          3,129
      Cardinal Health                                     34,700          2,271
      Forest Laboratories*                                41,900          2,051
      McKesson                                            61,900          3,101
      Pfizer                                             439,100         11,702
                                                                   ------------
                                                                         25,263
                                                                   ------------
INDUSTRIALS - 6.2%
      Caterpillar                                         34,600          2,101
      CSX                                                 25,800            920
      Cummins (A)                                         19,500          2,476
      Honeywell International (A)                         31,300          1,318
      Lockheed Martin                                     36,300          3,156
      Norfolk Southern                                    11,600            610
      Northrop Grumman                                    60,700          4,030
      Raytheon (A)                                        54,000          2,697
      Ryder System                                        24,800          1,306
      Timken (A)                                          82,600          2,482
                                                                   ------------
                                                                         21,096
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

Description                                               Shares     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 3.2%
      Anixter International*                              24,200   $      1,446
      Avnet*                                               4,400            104
      Fiserv*                                             27,400          1,354
      Hewlett-Packard                                     35,000          1,356
      Ingram Micro, Cl A*                                 40,200            828
      Intuit*                                             42,000          1,483
      Lexmark International, Cl A*                        46,900          2,982
      Microsoft                                           49,200          1,413
                                                                   ------------
                                                                         10,966
                                                                   ------------
MATERIALS - 3.8%
      Bemis                                               35,300          1,187
      Dow Chemical                                        50,300          2,052
      Methanex                                            50,800          1,151
      Nucor                                               39,400          2,301
      Pactiv*                                             82,500          2,544
      Steel Dynamics (A)                                  39,100          2,350
      United States Steel                                 20,900          1,413
                                                                   ------------
                                                                         12,998
                                                                   ------------
TELECOMMUNICATIONS - 5.4%
      AT&T                                                44,000          1,507
      BCE (A)                                             65,971          1,865
      BellSouth (A)                                       74,100          3,342
      CenturyTel                                          70,400          2,833
      Rogers Communications, Cl B                         34,300          2,052
      Telephone & Data Systems                            15,800            772
      Verizon Communications                             160,300          5,931
                                                                   ------------
                                                                         18,302
                                                                   ------------
UTILITIES - 5.8%
      Alliant Energy                                      56,900          2,182
      American Electric Power (A)                         84,700          3,509
      Edison International                                70,200          3,120
      Entergy                                             45,200          3,879
      FirstEnergy (A)                                     55,600          3,272
      PG&E                                                41,600          1,795
      Pinnacle West Capital (A)                           45,800          2,190
                                                                   ------------
                                                                         19,947
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $286,066)                                                   335,224
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTES - 4.8%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $     5,000   $      5,000
   Bear Stearns (B)
      5.463%, 11/01/06                                     9,000          9,000
   JPMorgan (B)
      5.393%, 11/01/06                                     2,500          2,500
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $16,500)                                                     16,500
                                                                   ------------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.5%
--------------------------------------------------------------------------------
   Natexis (B)
      5.375%, 05/08/07                                     5,000          5,000
                                                                   ------------
   TOTAL CERTIFICATE OF DEPOSIT
      (Cost $5,000)                                                       5,000
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 0.7%
--------------------------------------------------------------------------------
   First Tennessee (B) (C)
      5.339%, 04/18/07                                     2,500          2,501
                                                                   ------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,501)                                                       2,501
                                                                   ------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 0.3%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter (B)
      5.383%, 11/09/06                                     1,000          1,000
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $1,000)                                                       1,000
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 11.4%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $11,995,745 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,873,898 - $3,181,274,
      0.000% - 7.125%, 02/01/11 -
      05/02/36, total market value
      $12,593,658)                                        11,994         11,994

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

LARGE CAP VALUE FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.363%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $15,002,235 (collateralized by
      various corporate obligations,
      ranging in par value from
      $7,218,000 - $9,688,650, 0.000%
      - 6.222%, 05/25/36, total market
      value $15,750,073)                           $      15,000   $     15,000
   Bear Stearns (B)
      5.413%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $2,500,376 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,203,000 - $1,614,775, 0.000%
      - 6.222%, 05/25/36, total market
      value $2,625,012)                                    2,500          2,500
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $9,547,889 (collateralized by a
      U.S. Treasury obligation, par
      value $9,712,000, 3.875%,
      06/30/07, total market value
      $9,797,894)                                          9,546          9,546
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $39,040)                                                     39,040
                                                                   ------------
TOTAL INVESTMENTS - 116.7% +
      (Cost $350,107)                                                   399,265
                                                                   ------------
Other Assets & Liabilities - (16.7)%                                    (57,086)
                                                                   ------------
NET ASSETS - 100.0%                                                $    342,179
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $52,944,161.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2006.

Cl -- CLASS

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $350,197
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $50,895 (000) AND $(1,827) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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----------  --------------------------------------------------------------------


[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 94.7%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 17.1%
      Aaron Rents                                          4,725   $        118
      Aeropostale*                                         6,100            179
      Bebe Stores                                          7,050            175
      Build-A-Bear Workshop (A)*                           3,200             93
      Carter's*                                            5,970            169
      Casual Male Retail Group*                            9,050            134
      Charlotte Russe Holding*                             3,300             91
      Childrens Place Retail Stores*                       1,520            107
      Christopher & Banks                                  5,550            150
      Coldwater Creek*                                     7,500            229
      Conn's (A)*                                          6,494            156
      CROCS (A)*                                           4,150            164
      Dick's Sporting Goods*                               3,250            162
      DSW, Cl A (A)*                                       4,350            150
      Guess?*                                              2,600            148
      J Crew Group*                                        4,514            139
      Life Time Fitness*                                   3,650            188
      Matthews International, Cl A                         3,700            142
      Movado Group                                         2,750             71
      NetFlix (A)*                                         5,400            149
      Oakley*                                              3,245             60
      Pacific Sunwear of California*                       3,950             70
      Panera Bread, Cl A*                                  1,680            104
      Pantry*                                              1,650             90
      Papa John's International*                           2,000             73
      Phillips-Van Heusen                                  3,250            149
      Pool (A)                                             4,300            176
      Priceline.com (A)*                                   3,530            142
      Red Robin Gourmet Burgers (A)*                       2,229            107
      Ruth's Chris Steak House*                            4,850             95
      Select Comfort (A)*                                  6,850            146
      Sonic*                                               6,575            150
      Speedway Motorsports*                                2,000             75
      Steiner Leisure*                                     1,510             69
      Steven Madden                                        1,505             65
      Stride Rite                                          8,500            125
      Tractor Supply*                                      3,750            182
      Tween Brands*                                        3,960            166
      Under Armour, Cl A (A)*                              4,068            189
      WMS Industries *                                     4,150            147
                                                                   ------------
                                                                          5,294
                                                                   ------------
CONSUMER STAPLES - 1.6%
      Corn Products International                          6,350            230
      NBTY*                                                5,850            163
      Wild Oats Markets (A)*                               5,250             94
                                                                   ------------
                                                                            487
                                                                   ------------
ENERGY - 6.4%
      Allis-Chalmers Energy *                              6,621            100
      Core Laboratories*                                   1,950            142
      Dril-Quip*                                           2,750            108
      Exploration Co of Delaware*                          4,050             45
      Global Industries*                                   7,100            118
      Goodrich Petroleum (A)*                              2,500             86
      Grey Wolf *                                         18,650            131

-------------------------------------------------------------------------------

Description                                               Shares    Value (000)
-------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
ENERGY - (CONTINUED)
      Gulf Island Fabrication                              2,950   $         87
      Gulfmark Offshore*                                   3,800            131
      Hanover Compressor*                                  6,750            125
      Helix Energy Solutions Group*                        3,540            114
      Hornbeck Offshore Services*                          3,640            131
      Lufkin Industries                                      800             48
      Oceaneering International*                           3,220            116
      PetroHawk Energy *                                       1             --
      RPC (A)                                              6,250            136
      Sunoco Logistics Partners (A)                        2,476            115
      Superior Energy Services*                            3,340            105
      Tetra Technologies*                                  3,060             79
      W-H Energy Services*                                 1,630             76
                                                                   ------------
                                                                          1,993
                                                                   ------------
FINANCIALS - 7.5%
      American Safety Insurance Holdings*                  2,390             45
      Bankunited Financial, Cl A                           3,850            104
      Cash America International                           3,700            153
      CompuCredit*                                         1,950             68
      Encore Capital Group *                                 616              8
      First Citizens Bancshares, Cl A                        660            124
      Fpic Insurance Group*                                3,024            108
      Hanover Insurance Group                              3,400            154
      Harleysville Group                                   5,209            188
      International Securities Exchange Holdings           3,300            169
      optionsXpress Holdings*                              4,300            134
      Portfolio Recovery Associates (A)*                   3,500            163
      PrivateBancorp                                       3,400            140
      Smithtown Bancorp (A)                                2,250             64
      Sunstone Hotel Investors REIT                        3,250             96
      SVB Financial Group*                                 1,650             76
      Triad Guaranty*                                      3,050            157
      United Community Banks                               4,620            145
      Zenith National Insurance                            4,530            211
                                                                   ------------
                                                                          2,307
                                                                   ------------
HEALTH CARE - 17.4%
      Adeza Biomedical*                                    2,700             38
      Allscripts Healthcare Solutions (A)*                 7,650            180
      Amedisys (A)*                                        1,790             73
      Arena Pharmaceuticals (A)*                           9,540            146
      Aspect Medical Systems*                              8,190            146
      BioMarin Pharmaceuticals*                            9,250            148
      Conceptus*                                           5,150            102
      Conor Medsystems*                                    3,400             84
      CV Therapeutics (A)*                                 7,200             93
      Digene*                                              3,750            174
      ev3 (A)*                                             8,950            153
      Gen-Probe*                                           3,100            148
      Genomic Health (A)*                                  7,250            118
      HealthExtras (A)*                                    5,650            130
      Hologic (A)*                                         5,066            244
      Human Genome Sciences*                              15,100            202

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - (CONTINUED)
      ICU Medical*                                         1,800   $         76
      Illumina*                                            4,000            176
      Immucor*                                             3,650            100
      Kendle International*                                3,961            137
      LHC Group*                                           4,170            103
      Lifecell (A)*                                        7,480            175
      Meridian Bioscience                                  6,390            147
      Neurometrix (A)*                                     7,050            115
      New River Pharmaceuticals (A)*                       2,450            125
      NuVasive*                                            3,000             71
      Omnicell*                                            8,800            165
      OSI Pharmaceuticals (A)*                             5,300            203
      Palomar Medical
         Technologies (A)*                                 4,330            204
      PDL Biopharma*                                       9,000            190
      Per-Se Technologies (A)*                             8,020            196
      Phase Forward*                                       9,350            130
      PSS World Medical*                                   7,850            158
      Psychiatric Solutions*                               5,250            174
      Res-Care*                                            8,100            157
      Stereotaxis (A)*                                     6,309             76
      Ventana Medical Systems*                             3,450            139
      West Pharmaceutical Services                         4,500            189
                                                                   ------------
                                                                          5,385
                                                                   ------------
INDUSTRIALS - 15.6%
      Acuity Brands                                        4,000            198
      Alaska Air Group*                                    3,700            149
      Albany International, Cl A                           2,300             77
      American Woodmark (A)                                2,700            100
      Ameron International                                   938             69
      Barrett Business Services*                           4,469             95
      Brady, Cl A                                          4,300            159
      CBIZ*                                               19,150            135
      Copart*                                              7,910            229
      EMCOR Group*                                         1,940            115
      Flow International *                                15,710            185
      Gardner Denver*                                      4,540            154
      General Cable*                                       5,650            212
      Genesee & Wyoming, Cl A*                             4,650            131
      Genlyte Group*                                       2,960            229
      Granite Construction                                 1,350             70
      Greenbrier (A)                                       3,550            133
      Griffon*                                             3,600             88
      HUB Group, Cl A*                                     4,850            132
      Insituform Technologies, Cl A*                       4,191             98
      Kansas City Southern *                               4,850            138
      Kirby*                                               3,450            121
      M&F Worldwide*                                       4,950             80
      Marten Transport*                                    4,600             78
      Mobile Mini*                                         5,870            189
      MTC Technologies*                                    5,450            123
      Mueller Industries                                   3,610            132
      NCI Building Systems*                                4,190            251
      Old Dominion Freight Line*                           4,350            120
      Power-One*                                          14,120             97
      Toro                                                 4,430            191
--------------------------------------------------------------------------------

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INDUSTRIALS - (CONTINUED)
      TurboChef Technologies (A)*                          5,274   $         65
      Ultralife Batteries (A)*                             6,750             81
      Wabtec                                               6,470            203
      Woodward Governor                                    5,000            179
                                                                   ------------
                                                                          4,806
                                                                   ------------
INFORMATION TECHNOLOGY - 25.4%
      24/7 Real Media *                                   12,850            127
      Actuate*                                            21,267            111
      Aeroflex*                                           13,390            145
      Agilysys                                             7,250            108
      Anadigics (A)*                                      12,470            101
      Anaren*                                              5,400            109
      Ansys (A)*                                           3,330            153
      Arris Group*                                        11,544            155
      Art Technology Group*                                6,410             16
      ASM International (A)*                               9,100            167
      Aspen Technology *                                  10,028            100
      Atheros Communications (A)*                          6,000            130
      Atmel*                                              14,850             85
      Avocent (A)*                                         4,850            178
      Bankrate (A)*                                        1,850             59
      Benchmark Electronics*                               6,900            183
      Blackbaud                                            4,850            121
      Cirrus Logic*                                        9,021             64
      CommScope*                                           5,104            163
      Comtech Group (A)*                                   9,807            166
      Cymer*                                               3,730            173
      Cypress Semiconductor (A)*                          10,500            176
      Diodes*                                              2,450            108
      Ditech Networks*                                    12,690            100
      eFunds*                                              3,250             81
      Electro Scientific Industries*                       6,600            132
      FEI*                                                 4,700            107
      Forrester Research*                                  3,350            105
      Heartland Payment Systems (A)                        1,700             45
      Hittite Microwave*                                   2,700             93
      Hyperion Solutions*                                  4,490            168
      Infocrossing (A)*                                    5,634             71
      Integrated Device Technology*                        5,310             84
      Ituran Location and Control*                         8,700            150
      Lattice Semiconductor*                              14,850             92
      Littelfuse*                                          3,600            122
      LivePerson*                                         17,350             97
      Mentor Graphics*                                     8,800            148
      Merix (A)*                                           4,515             41
      Microtune*                                          10,200             52
      Nice Systems ADR*                                    5,580            172
      Nuance Communications*                              11,311            131
      Orbotech*                                            5,710            138
      Park Electrochemical                                 2,316             71
      Paxar*                                               5,400            108
      Perficient*                                          5,200             87
      Quality Systems*                                     3,650            155
      Quest Software*                                      6,890            101
      Radiant Systems*                                    10,270            113
      Radvision*                                           5,620            108

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

                                                        Shares/
Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
      Radyne*                                              2,550   $         26
      Rofin-Sinar Technologies*                            2,987            184
      Rogers*                                              3,080            215
      SonicWALL*                                          10,460            110
      Stellent                                            17,300            193
      SumTotal Systems (A)*                               11,087             70
      Technitrol                                           5,707            144
      Tessera Technologies*                                1,800             63
      Tollgrade Communications*                            6,326             52
      Transaction Systems Architects*                      5,360            181
      Trimble Navigation*                                  5,250            243
      Triquint Semiconductor*                             19,950             90
      Valueclick*                                         10,233            192
      Varian Semiconductor
         Equipment Associates*                             2,500             91
      Vasco Data
         Security International (A)*                       6,100             71
      Xyratex*                                             6,576            137
                                                                   ------------
                                                                          7,832
                                                                   ------------

MATERIALS - 2.8%
      Albemarle                                            3,350            218
      AMCOL International                                  4,030            106
      Carpenter Technology (A)                             1,400            150
      Gibraltar Industries                                 2,960             62
      Glatfelter                                           5,500             81
      Myers Industries                                     3,353             61
      PolyOne*                                            10,350             85
      Terra Industries                                    11,550            107
                                                                   ------------
                                                                            870
                                                                   ------------
TELECOMMUNICATIONS - 0.9%
      @Road*                                              22,400            141
      Cbeyond (A)*                                         1,750             53
      Time Warner Telecom, Cl A*                           3,850             77
                                                                   ------------
                                                                            271
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $27,424)                                                     29,245
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTE - 4.9%
--------------------------------------------------------------------------------
   Bear Stearns (B)
    5.463%, 11/01/06                                 $     1,500          1,500
                                                                   ------------
   TOTAL MASTER NOTE
    (Cost $1,500)                                                         1,500
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.2%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter (B)
      5.383%, 11/09/06                               $     1,000   $      1,000
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $1,000)                                                       1,000
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 17.0%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06,
      matures on 11/01/06, repurchase
      price $2,625,319 (collateralized
      by various corporate obligations,
      ranging in par value from
      $410,110 - $696,235, 0.000% - 7.125%,
      02/01/11 - 05/02/36, total market value
      $2,756,174)                                          2,625          2,625
   Bear Stearns (B)
      5.413%, dated 10/31/06,
      matures on 11/01/06, repurchase
      price $1,000,150 (collateralized
      by various corporate obligations,
      ranging in par value from
      $481,200 - $645,910, 0.000%
      - 6.222%, 05/25/36, total
      market value $1,050,005)                             1,000          1,000
   Deutsche Bank Securities
      5.270%, dated 10/31/06,
      matures on 11/01/06,
      repurchase price $1,641,406
      (collateralized by a U.S.
      Government obligation, par
      value $1,661,000, 4.50%,
      11/15/15, total market value
      $1,674,630)                                          1,641          1,641
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $5,266)                                                       5,266
                                                                   ------------
TOTAL INVESTMENTS - 119.8% +
   (Cost $35,190)                                                        37,011
                                                                   ------------
Other Assets & Liabilities - (19.8)%                                     (6,120)
                                                                   ------------
NET ASSETS - 100.0%                                                $     30,891
                                                                   ============

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

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP GROWTH FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $5,867,536.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $35,424
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,719 (000) AND $(1,132) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

----------  --------------------------------------------------------------------
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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 95.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 14.0%
    American Axle
          & Manufacturing Holdings (A)                     46,400     $     870
    American Greetings, Cl A                               61,500         1,471
    Arctic Cat (A)                                        109,238         1,956
    ArvinMeritor (A)                                      182,100         2,735
    BorgWarner (A)                                         41,000         2,358
    Brown Shoe                                             67,200         2,618
    Dover Downs Gaming
          & Entertainment (A)                              37,950           538
    Ethan Allen Interiors (A)                              49,700         1,770
    Furniture Brands
          International (A)                                32,300           601
    Group 1 Automotive (A)                                 56,900         3,261
    Handleman (A)                                          57,300           458
    Journal Communications, Cl A                          174,100         2,037
    Kellwood (A)                                           46,700         1,429
    Landry's Restaurants                                   36,800         1,078
    Lone Star Steakhouse & Saloon                           1,800            49
    M/I Homes (A)                                           2,000            72
    Modine Manufacturing                                   56,500         1,345
    Movie Gallery (A)*                                    103,300           229
    Rent-A-Center*                                         47,750         1,373
    Rex Stores*                                            65,200         1,095
    Ryland Group (A)                                       29,200         1,341
    Sonic Automotive, Cl A (A)                             93,500         2,459
    Stage Stores                                           60,900         1,974
    Stride Rite                                            89,600         1,322
    Trans World Entertainment (A)*                        111,800           716
    Tupperware Brands (A)                                  59,700         1,267
    Westwood One                                          154,500         1,222
    Zale*                                                  49,500         1,428
                                                                      ---------
                                                                         39,072
                                                                      ---------
CONSUMER STAPLES - 3.1%
    BJ's Wholesale Club*                                   99,200         2,842
    Chiquita Brands International (A)                      62,600           858
    Nash Finch (A)                                         42,300         1,098
    Ruddick                                                65,900         1,858
    Seaboard                                                  800         1,130
    Universal                                              22,900           843
                                                                      ---------
                                                                          8,629
                                                                      ---------
ENERGY - 2.4%
    Holly                                                  19,500           927
    NS Group*                                              30,700         2,007
    Stone Energy*                                          27,600         1,076
    Swift Energy*                                          28,500         1,331
    Tesoro                                                 19,000         1,215
                                                                      ---------
                                                                          6,556
                                                                      ---------

--------------------------------------------------------------------------------

Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - 28.4%
    Advanta, Cl B                                          37,700     $   1,479
    American Home
          Mortgage Investment REIT                         43,600         1,490
    AmerUs Group (A)                                       47,600         3,260
    Anthracite Capital REIT                               149,300         2,138
    Citizens Banking (A)                                  110,600         2,872
    City Holding                                           26,000         1,019
    Commerce Group                                         60,800         1,800
    Community Bank System (A)                              87,200         2,167
    Community Trust Bancorp                                30,400         1,167
    Corus Bankshares (A)                                   34,400           706
    Dime Community Bancshares                              75,700         1,056
    Federal Agricultural
          Mortgage, Cl C (A)                               63,000         1,657
    First Charter                                          47,375         1,179
    First Indiana                                          45,106         1,151
    First Niagara Financial Group                          88,400         1,266
    Flagstar Bancorp (A)                                   82,600         1,241
    Fremont General                                        54,800           796
    Greater Bay Bancorp (A)                                89,500         2,305
    Horace Mann Educators                                 108,200         2,179
    HRPT Properties Trust REIT (A)                        251,400         2,992
    Independent Bank                                       49,665         1,187
    IndyMac Bancorp (A)                                    43,800         1,991
    Innkeepers USA Trust REIT                              75,600         1,296
    Integra Bank                                           48,300         1,277
    LandAmerica Financial Group (A)                        48,800         3,079
    Luminent Mortgage Capital REIT                        213,600         2,266
    MAF Bancorp                                            65,000         2,801
    NBT Bancorp                                            55,200         1,372
    Newcastle Investment REIT                              47,600         1,412
    Novastar Financial REIT (A)                            22,800           728
    Ohio Casualty                                          87,600         2,403
    Old National Bancorp (A)                              164,700         3,126
    One Liberty Properties REIT (A)                        68,700         1,641
    Oriental Financial Group (A)                          128,900         1,542
    Pennsylvania Real Estate
          Investment Trust REIT                            29,800         1,284
    Presidential Life                                      60,400         1,425
    Provident Bankshares                                   49,200         1,778
    PS Business Parks REIT                                 23,600         1,554
    RAIT Investment Trust REIT                             38,200         1,148
    Republic Bancorp                                      238,700         3,194
    Safety Insurance Group (A)                             36,500         1,825
    Scottish Re Group (A)                                  73,200           837
    Stancorp Financial Group                               45,800         2,093
    United Bankshares (A)                                  76,300         2,914
    Webster Financial                                      28,100         1,358
                                                                      ---------
                                                                         79,451
                                                                      ---------


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 3.3%
    Alpharma, Cl A                                         86,400     $   1,907
    Apria Healthcare Group*                                86,400         2,012
    Bradley Pharmaceuticals (A)*                           59,900         1,042
    Conmed*                                                80,900         1,795
    Datascope                                              36,473         1,308
    Kindred Healthcare*                                    45,500         1,229
    Lumenis*                                                   13            --
                                                                      ---------
                                                                          9,293
                                                                      ---------
INDUSTRIALS - 17.2%
    Acuity Brands                                          51,100         2,531
    AGCO*                                                  83,100         2,223
    Alaska Air Group*                                      53,900         2,164
    Albany International, Cl A (A)                         37,700         1,267
    Ameron International                                   22,900         1,677
    AO Smith                                               42,500         1,494
    Applied Industrial Technologies                        33,150           953
    Arkansas Best                                          28,700         1,176
    Banta                                                  31,000         1,373
    Belden CDT (A)                                         62,000         2,244
    Central Parking (A)                                    82,600         1,417
    Crane                                                  60,600         2,360
    EnPro Industries*                                      39,500         1,264
    GATX (A)                                               39,700         1,730
    Griffon*                                               68,300         1,679
    IKON Office Solutions                                 214,100         3,192
    Mesa Air Group (A)*                                   146,700         1,306
    NACCO Industries, Cl A                                 13,100         1,973
    Navistar International (A)*                            60,900         1,689
    Ryder System (A)                                       45,100         2,375
    Saia*                                                  79,900         2,141
    Spherion*                                             130,900           949
    Standex International                                  37,400         1,089
    Timken                                                 36,600         1,100
    United Rentals (A)*                                    39,600           938
    Walter Industries (A)                                  35,800         1,664
    Woodward Governor                                      41,100         1,468
    YRC Worldwide (A)*                                     68,400         2,650
                                                                      ---------
                                                                         48,086
                                                                      ---------
INFORMATION TECHNOLOGY - 11.8%
    Advanced Energy Industries*                           103,300         1,624
    Aeroflex (A)*                                         140,500         1,517
    Asyst Technologies*                                   191,416         1,422
    Axcelis Technologies*                                 233,000         1,608
    Black Box                                              30,700         1,369
    Brocade
       Communications Systems (A)*                        315,600         2,560
    Ciber*                                                202,800         1,389
    CTS (A)                                               114,100         1,611
    Lightbridge*                                           62,400           721
    LTX*                                                  296,300         1,384

--------------------------------------------------------------------------------

Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - (CONTINUED)
    McData, Cl A*                                         465,100     $   2,637
    Mentor Graphics*                                      164,500         2,775
    Methode Electronics                                    59,500           659
    MKS Instruments*                                       56,900         1,232
    Photronics*                                            71,300           998
    Quantum-DLT & Storage*                                378,300           825
    RF Micro Devices*                                     183,900         1,342
    Skyworks Solutions*                                   334,100         2,215
    Spectralink                                           103,900           959
    Sybase*                                                50,600         1,232
    Triquint Semiconductor*                               206,700           930
    United Online (A)                                     150,700         2,037
                                                                      ---------
                                                                         33,046
                                                                      ---------
MATERIALS - 10.2%
    FMC                                                    24,700         1,693
    Glatfelter                                             87,600         1,282
    Greif, Cl A                                            47,900         4,489
    HB Fuller                                              65,400         1,621
    Myers Industries                                       82,100         1,488
    Olin                                                  114,100         1,974
    OM Group (A)*                                          59,000         3,363
    Quanex (A)                                             59,550         1,996
    Rock-Tenn, Cl A                                        74,995         1,548
    Ryerson (A)                                            70,600         1,701
    Schulman A                                             63,000         1,525
    Sensient Technologies (A)                              77,300         1,782
    Spartech                                              120,100         3,291
    Wellman (A)                                           177,700           670
                                                                      ---------
                                                                         28,423
                                                                      ---------
TELECOMMUNICATIONS - 1.5%
    Commonwealth
       Telephone Enterprises                               64,300         2,692
    Golden Telecom                                         41,400         1,532
                                                                      ---------
                                                                          4,224
                                                                      ---------
UTILITIES - 4.0%
    Avista (A)                                            113,200         2,914
    Duquesne Light Holdings                               103,200         2,046
    Nicor (A)                                              42,900         1,972
    PNM Resources (A)                                      46,050         1,297
    UIL Holdings (A)                                       29,833         1,186
    Unisource Energy                                       52,600         1,871
                                                                      ---------
                                                                         11,286
                                                                      ---------
  TOTAL COMMON STOCK
    (Cost $223,869)                                                     268,066
                                                                      ---------


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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SMALL CAP VALUE FUND

--------------------------------------------------------------------------------

Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTES - 9.5%
--------------------------------------------------------------------------------
  Bank of America (B)
    5.383%, 11/01/06                                    $  10,000     $  10,000
  Bear Stearns (B)
    5.46311/01/06                                           9,000         9,000
  JPMorgan (B)
    5.39311/01/06                                           7,500         7,500
                                                                      ---------
  TOTAL MASTER NOTES
    (Cost $26,500)                                                       26,500
                                                                      ---------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.6%
--------------------------------------------------------------------------------
  Morgan Stanley Dean Witter (B)
    5.400%, 11/01/06                                        7,500         7,500
     5.400%, 11/01/06                                       2,500         2,500
                                                                      ---------
  TOTAL COMMERCIAL PAPER
    (Cost $10,000)                                                       10,000
                                                                      ---------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 0.9%
--------------------------------------------------------------------------------
  First Tennessee (B) (C)
    5.339%, 04/18/07                                        2,500         2,501
                                                                      ---------
  TOTAL CORPORATE OBLIGATION
    (Cost $2,501)                                                         2,501
                                                                      ---------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 20.3%
--------------------------------------------------------------------------------
  Bank of America (B)
    5.360%, dated 10/31/06,
    matures on 11/01/06,
    repurchase price $2,034,531
    (collateralized by various
    corporate obligations,
    ranging in par value from
    $317,821 - $539,558, 0.000% -
    7.125%, 02/01/11 - 05/02/36,
    total market value $2,135,940)                          2,034         2,034
  Bear Stearns (B)
    5.363%, dated 10/31/06,
    matures on 11/01/06,
    repurchase price $35,005,214
    (collateralized by various
    corporate obligations,
    ranging in par value from
    $16,842,000 - $22,606,850,
    0.000% - 6.222%, 05/25/36,
    total market value $36,750,171)                        35,000        35,000

--------------------------------------------------------------------------------

Description                                                Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
  Bear Stearns (B)
    5.413%, dated 10/31/06,
    matures on 11/01/06,
    repurchase price $10,001,504
    (collateralized by various
    corporate obligations,
    ranging in par value from
    $4,812,000 - $6,459,100,
    0.000% - 6.222%, 05/25/36,
    total market value $10,500,049)                     $  10,000     $  10,000
  Deutsche Bank Securities
    5.270%, dated 10/31/06,
    matures on 11/01/06,
    repurchase price $9,718,328
    (collateralized by a U.S.
    Treasury obligation, par
    value $9,885,000, 3.875%,
    06/30/07, total market value $9,911,355)                9,717         9,717
                                                                      ---------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $56,751)                                                       56,751
                                                                      ---------

TOTAL INVESTMENTS - 130.2% +
  (Cost $319,621)                                                       363,818
                                                                      ---------

Other Assets & Liabilities - (30.2)%                                    (84,342)
                                                                      ---------

NET ASSETS - 100.0%                                                   $ 279,476
                                                                      =========

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $82,481,886.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2006.

Cl -- CLASS
REIT -- REAL ESTATE INVESTMENT TRUST
AMOUNTS DESIGNATED AS "--" ARE $0.

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $319,621
     (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $57,578 (000) AND $(13,381) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
     AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.


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
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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - 96.6%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 12.8%
      Autoliv                                             40,000   $      2,275
      Belo, Cl A                                         151,250          2,650
      Comcast, Cl A *                                    175,000          7,084
      Federated Department Stores                         95,000          4,171
      Harrah's Entertainment                              35,000          2,602
      Home Depot                                         100,000          3,733
      Lee Enterprises                                     89,100          2,542
      Leggett & Platt                                    120,000          2,802
      Lennar, Cl A (A)                                    48,500          2,303
      McGraw-Hill                                         80,000          5,134
      News, Cl A*                                        350,000          7,297
      Pulte Homes (A)                                    123,250          3,820
      Target                                              45,000          2,663
      Time Warner                                        325,000          6,503
      Washington Post, Cl B (A)                            4,900          3,690
      WCI Communities (A)*                                84,500          1,362
      Wyndham Worldwide*                                  74,955          2,211
                                                                   ------------
                                                                         62,842
                                                                   ------------
CONSUMER STAPLES - 9.2%
      Altria Group                                       175,900         14,306
      Archer-Daniels-Midland                              55,000          2,117
      Cadbury Schweppes ADR (A)                          167,000          6,779
      Diageo ADR                                          41,400          3,083
      Nestle ADR                                          82,500          7,047
      Universal (A)                                       95,000          3,498
      UST (A)                                             25,000          1,339
      Wal-Mart Stores                                    142,700          7,032
                                                                   ------------
                                                                         45,201
                                                                   ------------
ENERGY - 10.5%
      BP ADR                                              50,000          3,355
      Chevron (A)                                        105,000          7,056
      ConocoPhillips                                      81,313          4,898
      Exxon Mobil                                        275,000         19,640
      Halliburton                                         80,000          2,588
      Marathon Oil                                        55,000          4,752
      Peabody Energy (A)                                  45,000          1,889
      Suncor Energy                                       30,000          2,300
      Williams                                           203,800          4,979
                                                                   ------------
                                                                         51,457
                                                                   ------------
FINANCIALS - 22.9%
      Allstate                                            78,500          4,817
      American International Group                       126,400          8,490
      Bank of America                                    190,000         10,235
      Bank of New York                                   143,000          4,915
      Berkshire Hathaway, Cl B*                            1,000          3,515
      Citigroup                                          335,800         16,844
      Freddie Mac                                         60,000          4,139
      Goldman Sachs Group                                 25,000          4,745

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
      JPMorgan Chase                                     272,070   $     12,907
      Marsh & McLennan                                   246,100          7,245
      Metlife (A)                                         77,500          4,428
      Morgan Stanley                                     100,000          7,643
      Prudential Financial (A)                            55,000          4,231
      Realogy*                                            93,694          2,415
      St Paul Travelers                                  120,000          6,136
      Washington Mutual                                  112,500          4,759
      Wells Fargo                                         79,000          2,867
      Xl Capital, Cl A (A)                                35,000          2,469
                                                                   ------------
                                                                        112,800
                                                                   ------------
HEALTH CARE - 6.1%
      Baxter International                               100,000          4,597
      GlaxoSmithKline ADR                                112,900          6,012
      Merck                                               75,000          3,407
      Pfizer                                             435,240         11,599
      Sanofi-Aventis ADR (A)                             106,300          4,538
                                                                   ------------
                                                                         30,153
                                                                   ------------
INDUSTRIALS - 13.6%
      American Power Conversion (A)                      144,100          4,356
      Avery Dennison                                     115,000          7,261
      Avis Budget Group                                   37,477            742
      Boeing                                              40,000          3,194
      General Electric                                   408,700         14,349
      Honeywell International (A)                        110,700          4,663
      Manpower                                            25,000          1,694
      Masco (A)                                          130,000          3,595
      Parker Hannifin                                     90,000          7,527
      Pitney Bowes                                       110,000          5,138
      Tyco International                                 229,300          6,748
      United Technologies                                 20,000          1,314
      Waste Management                                   168,000          6,297
                                                                   ------------
                                                                         66,878
                                                                   ------------
INFORMATION TECHNOLOGY - 10.4%
      Accenture, Cl A                                    194,500          6,401
      Cisco Systems*                                     175,000          4,223
      Diebold                                             71,500          3,123
      EMC*                                               156,700          1,920
      First Data                                         145,000          3,516
      Hewlett-Packard                                    100,000          3,874
      International
         Business Machines (A)                            81,500          7,525
      Microsoft                                          465,300         13,359
      Nokia ADR (A)                                      215,000          4,274
      Western Union*                                     145,000          3,197
                                                                   ------------
                                                                         51,412
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------

                                                       Shares/
Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMON STOCK - (CONTINUED)
--------------------------------------------------------------------------------
MATERIALS - 5.6%
      Alcoa                                              160,100   $      4,629
      Ashland (A)                                         60,000          3,546
      BHP Billiton ADR (A)                                75,000          3,193
      Cabot (A)                                          110,300          4,362
      Dow Chemical                                        86,300          3,520
      Weyerhaeuser                                       129,600          8,241
                                                                   ------------
                                                                         27,491
                                                                   ------------
TELECOMMUNICATIONS - 3.0%
      AT&T                                               190,000          6,508
      Verizon Communications                             230,000          8,510
                                                                   ------------
                                                                         15,018
                                                                   ------------
UTILITIES - 2.5%
      Questar                                            148,100         12,067
                                                                   ------------
   TOTAL COMMON STOCK
      (Cost $319,100)                                                   475,319
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTES - 5.9%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $    10,000         10,000
   Bear Stearns (B)
      5.463%, 11/01/06                                     9,000          9,000
   JPMorgan (B)
      5.393%, 11/01/06                                    10,000         10,000
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $29,000)                                                     29,000
                                                                   ------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - 3.6%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter (B)
      5.383%, 11/09/06                                    15,000         15,000
      5.400%, 11/01/06                                     2,500          2,500
                                                                   ------------
   TOTAL COMMERCIAL PAPER
      (Cost $17,500)                                                     17,500
                                                                   ------------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT - 1.0%
--------------------------------------------------------------------------------
   Natexis (B)
      5.375%, 05/08/07                                     5,000          5,000
                                                                   ------------
   TOTAL CERTIFICATE OF DEPOSIT
      (Cost $5,000)                                                       5,000
                                                                   ------------

--------------------------------------------------------------------------------

                                                      Par (000)/
Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATION - 0.5%
--------------------------------------------------------------------------------
   First Tennessee (B) (C)
      5.339%, 04/18/07                               $     2,500   $      2,501
                                                                   ------------
   TOTAL CORPORATE OBLIGATION
      (Cost $2,501)                                                       2,501
                                                                   ------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY - 0.4%
--------------------------------------------------------------------------------
      Templeton Dragon Fund                               74,000          1,690
                                                                   ------------
   TOTAL REGULATED INVESTMENT COMPANY
      (Cost $650)                                                         1,690
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.8%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $18,957,141 (collateralized by
      various corporate obligations,
      ranging in par value from
      $2,961,362 - $5,027,437,
      0.000% - 7.125%, 02/01/11 -
      05/02/36, total market value
      $19,902,035)                                        18,954         18,954
   Bear Stearns (B)
      5.363%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $5,000,745 (collateralized by
      various corporate obligations,
      ranging in par value from
      $2,406,000 - $3,229,550, 0.000%
      - 6.222%, 05/25/36, total market
      value $5,250,024)                                    5,000          5,000
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $14,485,293 (collateralized by a
      U.S. Treasury obligation, par
      value $12,056,000, 6.25%,
      05/15/30, total market value
      $14,773,693)                                        14,483         14,483
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $38,437)                                                     38,437
                                                                   ------------
TOTAL INVESTMENTS - 115.8% +
   (Cost $412,188)                                                      569,447
                                                                   ------------
Other Assets & Liabilities - (15.8)%                                    (77,507)
                                                                   ------------
NET ASSETS - 100.0%                                                $    491,940
                                                                   ============

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

VALUE MOMENTUM FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $75,461,949.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.
(C) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2006.

ADR -- AMERICAN DEPOSITARY RECEIPT
Cl -- CLASS

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $412,190
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $164,068
      (000) AND $(6,811) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

--------------------------------------------------------------------------------

Description                                             Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 88.8%
--------------------------------------------------------------------------------
      HighMark Cognitive
         Value Fund, Fiduciary
         Shares - 2.6%                                   113,043   $      1,579
      HighMark Core Equity
         Fund, Fiduciary
         Shares - 22.5%                                1,417,238         13,450
      HighMark International
         Opportunities Fund,
         Fiduciary Shares - 16.1%                      1,065,049          9,649
      HighMark Large Cap
         Growth Fund, Fiduciary
         Shares - 10.7%                                  689,752          6,401
      HighMark Large Cap
         Value Fund, Fiduciary
         Shares - 9.6%                                   393,912          5,712
      HighMark Small Cap
         Growth Fund, Fiduciary
         Shares - 4.4%                                   186,194          2,618
      HighMark Small Cap
         Value Fund, Fiduciary
         Shares - 6.3%                                   190,679          3,734
      HighMark Value
         Momentum Fund,
         Fiduciary Shares - 16.6%                        398,968          9,950
                                                                   ------------
   TOTAL AFFILIATED EQUITY FUNDS
      (Cost $49,285)                                                     53,093
                                                                   ------------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 8.4%
--------------------------------------------------------------------------------
      HighMark Bond
         Fund, Fiduciary
         Shares - 1.3%                                    74,941            788
      HighMark Short Term
         Bond Fund, Fiduciary
         Shares - 7.1%                                   429,002          4,208
                                                                   ------------
   TOTAL AFFILIATED FIXED INCOME FUNDS
      (Cost $4,998)                                                       4,996
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.5%
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $1,507,341 (collateralized by a
      U.S. Government obligation, par
      value $1,525,000, 4.50%,
      11/15/15, total market value
      $1,537,514)                                    $     1,507   $      1,507
                                                                   ------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $1,507)                                                       1,507
                                                                   ------------
TOTAL INVESTMENTS - 99.7% +
   (Cost $55,790)                                                        59,596
                                                                   ------------
Other Assets & Liabilities - 0.3%                                           198
                                                                   ------------
NET ASSETS - 100.0%                                                $     59,794
                                                                   ============

--------------------------------------------------------------------------------

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $55,804
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,991 (000) AND $(199) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 68.8%
--------------------------------------------------------------------------------
      HighMark Cognitive
         Value Fund, Fiduciary
         Shares - 2.2%                                    83,406   $      1,165
      HighMark Core Equity
         Fund, Fiduciary
         Shares - 16.4%                                  933,261          8,857
      HighMark International
         Opportunities Fund,
         Fiduciary Shares - 13.0%                        776,818          7,038
      HighMark Large Cap
         Growth Fund, Fiduciary
         Shares - 8.7%                                   505,167          4,688
      HighMark Large Cap
         Value Fund, Fiduciary
         Shares - 7.8%                                   289,902          4,204
      HighMark Small Cap
         Growth Fund, Fiduciary
         Shares - 3.5%                                   135,411          1,904
      HighMark Small Cap
         Value Fund, Fiduciary
         Shares - 5.1%                                   139,143          2,724
      HighMark Value
         Momentum Fund,
         Fiduciary Shares - 12.1%                        262,755          6,553
                                                                   ------------
   TOTAL AFFILIATED EQUITY FUNDS
      (Cost $34,393)                                                     37,133
                                                                   ------------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 27.0%
--------------------------------------------------------------------------------
      HighMark Bond
         Fund, Fiduciary
         Shares - 11.3%                                  579,871          6,100
      HighMark Short Term
         Bond Fund, Fiduciary
         Shares - 15.7%                                  861,971          8,456
                                                                   ------------
   TOTAL AFFILIATED FIXED INCOME FUNDS
      (Cost $14,602)                                                     14,556
                                                                   ------------

--------------------------------------------------------------------------------

Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.9%
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $2,110,002 (collateralized by a
      U.S. Government obligation, par
      value $2,120,000, 4.50%,
      11/15/10, total market value
      $2,152,639)                                    $     2,110   $      2,110
                                                                   ------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $2,110)                                                       2,110
                                                                   ------------
TOTAL INVESTMENTS - 99.7% +
   (Cost $51,105)                                                        53,799
                                                                   ------------
Other Assets & Liabilities - 0.3%                                           167
                                                                   ------------
NET ASSETS - 100.0%                                                $     53,966
                                                                   ============

--------------------------------------------------------------------------------

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $51,134
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $2,898 (000) AND $(233) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

--------------------------------------------------------------------------------

Description                                               Shares    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AFFILIATED FIXED INCOME FUNDS - 55.1%
--------------------------------------------------------------------------------
      HighMark Bond
         Fund, Fiduciary
         Shares - 23.5%                                   168,446   $     1,772
      HighMark Short Term
         Bond Fund, Fiduciary
         Shares - 31.6%                                   242,903         2,383
                                                                    -----------
   TOTAL AFFILIATED FIXED INCOME FUNDS
      (Cost $4,185)                                                       4,155
                                                                    -----------

--------------------------------------------------------------------------------
AFFILIATED EQUITY FUNDS - 38.5%
--------------------------------------------------------------------------------
      HighMark Cognitive
         Value Fund, Fiduciary
         Shares - 1.1%                                      5,996            84
      HighMark Core Equity
         Fund, Fiduciary
         Shares - 10.4%                                    82,247           780
      HighMark International
         Opportunities Fund,
         Fiduciary Shares - 4.1%                           34,456           312
      HighMark Large Cap
         Growth Fund, Fiduciary
         Shares - 6.3%                                     50,833           472
      HighMark Large Cap
         Value Fund, Fiduciary
         Shares - 4.5%                                     23,164           336
      HighMark Small Cap
         Growth Fund, Fiduciary
         Shares - 1.8%                                      9,812           138
      HighMark Small Cap
         Value Fund, Fiduciary
         Shares - 2.6%                                     10,195           199
      HighMark Value
         Momentum Fund,
         Fiduciary Shares - 7.7%                           23,131           577
                                                                    -----------
   TOTAL AFFILIATED EQUITY FUNDS
      (Cost $2,665)                                                       2,898
                                                                    -----------

--------------------------------------------------------------------------------

Description                                             Par (000)   Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 5.3%
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $398,822 (collateralized by a U.S.
      Government obligation, par value
      $404,000, 4.50%, 11/15/15, total
      market value $407,315)                            $     399   $       399
                                                                    -----------
   TOTAL REPURCHASE AGREEMENT
      (Cost $399)                                                           399
                                                                    -----------
TOTAL INVESTMENTS - 98.9% +
      (Cost $7,249)                                                       7,452
                                                                    -----------
Other Assets & Liabilities - 1.1%                                            86
                                                                    -----------
NET ASSETS - 100.0%                                                 $     7,538
                                                                    ===========

--------------------------------------------------------------------------------

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $7,264
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $238 (000) AND $(50) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 39.5%
--------------------------------------------------------------------------------
FHLMC
      6.500%, 11/01/09                               $       866   $        871
      6.000%, 10/01/09                                     1,126          1,125
      6.000%, 06/01/13                                     1,628          1,652
      6.000%, 09/01/13                                     1,487          1,509
      6.000%, 09/01/17                                     3,699          3,756
      6.000%, 11/01/17                                     1,022          1,038
      5.500%, 03/01/17                                     1,031          1,035
      5.000%, 10/01/20                                     1,855          1,826
      5.000%, 07/01/35                                     5,416          5,235
      4.500%, 05/01/19                                     2,331          2,254
      4.500%, 07/01/19                                     6,695          6,474
      4.500%, 04/01/20                                       901            871
      4.000%, 04/01/18                                     5,228          4,963
      4.000%, 06/01/19                                    11,373         10,776
FHLMC, CMO REMIC, Ser 1666, Cl J
      6.250%, 01/15/24                                     2,000          2,058
FHLMC, CMO REMIC, Ser 2663, Cl QK
      3.500%, 04/15/17                                       827            825
FNMA
      8.500%, 05/01/25                                        34             37
      8.000%, 08/01/24                                         7              7
      8.000%, 09/01/24                                         1              1
      8.000%, 07/01/26                                        45             48
      8.000%, 06/01/30                                        33             34
      7.500%, 12/01/26                                       304            318
      7.000%, 02/01/09                                       343            343
      7.000%, 12/01/10                                       806            812
      7.000%, 05/01/30                                        42             43
      6.500%, 12/01/07                                        59             59
      6.500%, 04/01/14                                       901            920
      6.500%, 03/01/24                                        85             87
      6.500%, 05/01/26                                        71             73
      6.500%, 01/01/28                                        37             38
      6.500%, 03/01/28                                        41             42
      6.500%, 04/01/28                                       289            297
      6.500%, 01/01/29                                     1,026          1,054
      6.500%, 06/01/29                                     1,154          1,185
      6.500%, 07/01/29                                       550            564
      6.500%, 08/01/29                                       234            240
      6.500%, 05/01/30                                       760            780
      6.000%, 05/01/09                                        17             17
      6.000%, 09/01/10                                        76             76
      6.000%, 05/01/11                                        84             85
      6.000%, 01/01/12                                        49             49
      6.000%, 03/01/13                                       138            140
      6.000%, 08/01/14                                     4,372          4,434
      6.000%, 10/01/16                                     1,293          1,314
      6.000%, 11/01/17                                     2,941          2,990
      6.000%, 12/01/27                                       108            108
      6.000%, 07/01/28                                       620            628
      6.000%, 08/01/28                                       162            164
      6.000%, 10/01/28                                       336            340

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FNMA -- (continued)
      6.000%, 12/01/28                               $     2,445   $      2,475
      5.500%, 01/01/17                                       712            715
      5.500%, 02/01/17                                       444            446
      5.500%, 12/01/17                                     3,437          3,449
      5.500%, 11/01/33                                     9,231          9,147
      5.500%, 04/01/35                                     4,176          4,129
      5.000%, 01/01/09                                       862            852
      5.000%, 11/01/17                                     4,379          4,324
      5.000%, 12/01/17                                     1,642          1,621
      5.000%, 02/01/18                                     4,842          4,779
      5.000%, 11/01/18                                       683            674
      5.000%, 03/01/34                                     8,843          8,559
      5.000%, 08/01/34                                     4,349          4,207
      5.000%, 07/01/35                                     5,747          5,551
      4.500%, 04/01/18                                    25,590         24,810
      4.500%, 08/01/18                                     2,919          2,830
      4.500%, 07/01/20                                     8,768          8,491
FNMA, CMO REMIC, Ser 2003-25, Cl CD
      3.500%, 03/25/17                                     5,951          5,706
GNMA
      8.000%, 04/15/17                                        39             41
      8.000%, 05/15/17                                        19             20
      8.000%, 11/15/26                                       359            380
      8.000%, 12/15/26                                       149            158
      7.500%, 05/15/23                                       140            146
      7.500%, 01/15/24                                       121            126
      7.500%, 02/15/24                                        77             80
      7.500%, 02/15/27                                        26             26
      7.500%, 06/15/27                                        57             59
      7.500%, 07/15/27                                        18             18
      7.500%, 08/15/27                                        63             65
      7.000%, 01/15/24                                        54             56
      7.000%, 04/15/24                                        37             38
      6.500%, 06/15/23                                       151            155
      6.500%, 12/15/23                                        96             99
      6.500%, 01/15/24                                        21             22
      6.500%, 02/15/24                                       118            121
      6.500%, 10/15/25                                        60             62
      6.500%, 04/15/26                                        91             94
      6.500%, 01/15/29                                       405            417
      6.500%, 05/15/29                                       965            995
      6.500%, 06/15/29                                        88             90
      6.500%, 11/15/29                                        22             22
      6.000%, 07/15/28                                       174            177
      6.000%, 08/15/28                                       136            138
      6.000%, 09/15/28                                       560            569
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS (Cost $161,903)                                       160,534
                                                                   ------------

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 39.2%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.5%
   News America Holdings
      7.750%, 02/01/24                               $     1,000   $      1,123
   Staples
      7.125%, 08/15/07                                     4,000          4,041
   Time Warner
      7.480%, 01/15/08                                     7,100          7,273
   Time Warner Entertainment
      8.375%, 03/15/23                                     5,000          5,902
                                                                   ------------
                                                                         18,339
                                                                   ------------
CONSUMER STAPLES - 0.6%
   Safeway
      7.500%, 09/15/09                                     2,468          2,602
                                                                   ------------
ENERGY - 2.6%
   ConocoPhillips
      7.125%, 03/15/28                                     3,000          3,074
   El Paso
      9.625%, 05/15/12                                     2,000          2,220
   Kinder Morgan
      7.250%, 03/01/28                                     5,600          5,498
                                                                   ------------
                                                                         10,792
                                                                   ------------
FINANCIALS - 9.9%
   Associates
      6.950%, 11/01/18                                     4,000          4,512
   Bank of America
      5.250%, 02/01/07                                     5,600          5,597
   Bank One
      6.000%, 08/01/08                                       500            508
   First Bank System
      6.875%, 09/15/07                                     7,500          7,570
   GE Global Insurance
      7.750%, 06/15/30                                     5,000          6,033
   HSBC Bank USA (A)
      3.875%, 09/15/09                                     4,200          4,071
   John Hancock Financial Services
      5.625%, 12/01/08                                     5,000          5,045
   Morgan Stanley
      6.750%, 04/15/11                                     5,500          5,819
   Wells Fargo Capital I
      7.960%, 12/15/26                                     1,000          1,041
                                                                   ------------
                                                                         40,196
                                                                   ------------
FOREIGN GOVERNMENTS - 2.1%
   Hydro Quebec, Ser IO
      8.050%, 07/07/24                                     1,125          1,469
   Pemex Project Funding Master Trust
      9.125%, 10/13/10                                     5,000          5,600
   Province of Saskatchewan
      9.375%, 12/15/20                                     1,000          1,405
                                                                   ------------
                                                                          8,474
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE - 2.3%
   HCA
      7.875%, 02/01/11                               $     5,000   $      4,800
   United Health Group
      5.250%, 03/15/11                                     4,500          4,493
                                                                   ------------
                                                                          9,293
                                                                   ------------
INDUSTRIALS - 6.4%
   Continental Airlines, Ser 98-1B
      6.748%, 03/15/17                                     2,563          2,512
   General Electric
      5.000%, 02/01/13                                     5,000          4,956
   McDonnell Douglas
      6.875%, 11/01/06                                     4,125          4,125
   Raytheon
      6.150%, 11/01/08                                     4,950          5,033
   Tyco International
      7.200%, 10/15/08                                     9,000          9,294
                                                                   ------------
                                                                         25,920
                                                                   ------------
INFORMATION TECHNOLOGY - 1.9%
   Cisco Systems
      5.250%, 02/22/11                                     5,000          5,030
   International Business Machines
      6.500%, 01/15/28                                     2,500          2,761
                                                                   ------------
                                                                          7,791
                                                                   ------------
MATERIALS - 0.4%
   Potash
      7.125%, 06/15/07                                     1,500          1,516
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - 2.7%
   Boston Properties
      5.000%, 06/01/15                                     5,500          5,271
   EOP Operating
      6.800%, 01/15/09                                     5,500          5,666
                                                                   ------------
                                                                         10,937
                                                                   ------------
TELECOMMUNICATION - 2.2%
   Bell Atlantic of Maryland
      8.000%, 10/15/29                                     2,980          3,355
   New England Telephone & Telegraph
      7.875%, 11/15/29                                     4,925          5,432
                                                                   ------------
                                                                          8,787
                                                                   ------------
UTILITIES - 3.6%
   Arkansas Electric Cooperative
      7.330%, 06/30/08                                     1,495          1,505
   Baltimore Gas & Electric, MTN, Ser G
      5.780%, 10/01/08                                     4,000          4,023

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
   Consolidated Edison
      of New York, Ser G
      7.000%, 03/01/29                               $     1,250   $      1,297
   Midamerican Energy Holdings, Ser D
      5.000%, 02/15/14                                       400            388
   Oklahoma Gas & Electric
      6.650%, 07/15/27                                     2,500          2,738
   Virginia Electric & Power, Ser A
      4.750%, 03/01/13                                     5,000          4,807
                                                                   ------------
                                                                         14,758
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $155,824)                                                   159,405
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 12.5%
--------------------------------------------------------------------------------
   U.S. Treasury Bonds (A)
      8.125%, 08/15/19                                     5,000          6,605
      7.250%, 05/15/16                                    16,100         19,323
      7.125%, 02/15/23                                     4,000          5,035
   U.S. Treasury Inflation Index Note (A)
      3.000%, 07/15/12                                    19,262         19,855
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
      (Cost $47,458)                                                     50,818
                                                                   ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 6.2%
--------------------------------------------------------------------------------
   CenterPoint Energy Transition
      Bond Co. II, Ser A, Cl A-3
      5.090%, 08/01/15                                     6,600          6,570
   MBNA Master Credit Card Trust,
      Ser 2000-L, Cl A
      6.500%, 04/15/10                                     7,000          7,098
   MBNA Master Credit Card Trust,
      Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                     5,500          5,433
   PG&E Energy Recovery Funding,
      Ser 2005-2, Cl A2
      5.030%, 03/25/14                                     5,600          5,611
   USAA Auto Owner Trust,
      Ser 2004-1, Cl A3
      2.060%, 04/15/08                                       469            468
                                                                   ------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $25,165)                                                     25,180
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MASTER NOTES - 5.9%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.383%, 11/01/06                               $    10,000   $     10,000
   Bear Stearns (B)
      5.463%, 11/01/06                                     9,000          9,000
   JPMorgan (B)
      5.393%, 11/01/06                                     5,000          5,000
                                                                   ------------
   TOTAL MASTER NOTES
      (Cost $24,000)                                                     24,000
                                                                   ------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 1.2%
--------------------------------------------------------------------------------
   Morgan Stanley Dean Witter (B)
      5.383%, 11/09/06                                     5,000          5,000
                                                                   ------------
   COMMERCIAL PAPER
      (Cost $5,000)                                                       5,000
                                                                   ------------

--------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT -- 1.2%
--------------------------------------------------------------------------------
   Natexis (B)
      5.375%, 05/08/07                                     5,000          5,000
                                                                   ------------
   TOTAL CERTIFICATE OF DEPOSIT
      (Cost $5,000)                                                       5,000
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.7%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $11,125,276 (collateralized by
      various corporate obligations,
      ranging in par value from
      $1,737,919 - $2,950,425,
      0.000% - 7.125%, 02/01/11 -
      05/02/36, total market value
      $11,679,801)                                        11,124         11,124
   Bear Stearns (B)
      5.413%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $1,000,150 (collateralized by
      various corporate obligations,
      ranging in par value from
      $481,200 - $645,910, 0.000% -
      6.222%, 05/25/36, total market
      value $1,050,005)                                    1,000          1,000

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----------  --------------------------------------------------------------------

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $6,739,396 (collateralized by a
      U.S. Government obligation, par
      value $6,769,000, 4.50%,
      11/15/10, total market value
      $6,873,214)                                    $     6,738   $      6,738
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $18,862)                                                     18,862
                                                                   ------------
TOTAL INVESTMENTS - 110.4% +
   (Cost $443,212)                                                      448,799
                                                                   ------------
Other Assets & Liabilities - (10.4)%                                    (42,351)
                                                                   ------------
NET ASSETS - 100.0%                                                $    406,448
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) THIS SECURITY OR A PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $45,483,374.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

Cl -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
Ser -- SERIES

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $443,212
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $10,266 (000) AND $(4,679) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

----------  --------------------------------------------------------------------
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----------  --------------------------------------------------------------------


[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.3%
--------------------------------------------------------------------------------
   Atascadero, Unified School District,
      Measure B, Capital Projects,
      Ser A, COP, MBIA Insured
      Callable 02/01/07 @ 102
      5.200%, 08/01/08                               $     1,000   $      1,024
   Berryessa, Unified School District,
      GO, MBIA Insured
      5.375%, 03/01/12                                       460            503
   Brentwood, Unified School District,
      Ser B, GO, FGIC Insured
      Callable 08/01/10 @ 101
      4.850%, 08/01/14                                       410            434
   Burlingame, Elementary School
      District, GO, FSA Insured
      5.250%, 07/15/16                                       795            899
   California State, Department of
      Transportation, Federal Highway
      Grant Anticipation Bonds,
      Ser A, RB, FGIC Insured
      5.000%, 02/01/14                                     2,000          2,186
   California State, Department of
      Water Resources Power Supply,
      Ser A, RB, AMBAC Insured,
      Callable 05/01/12 @ 101
      5.500%, 05/01/15                                     1,225          1,352
   California State, Department of
      Water Resources, Central Valley
      Project, Water System, Ser Q, RB
      6.000%, 12/01/07                                     1,000          1,027
   California State, Department of
      Water Resources, Central
      Valley Project, Water System,
      Ser W, RB, FSA Insured
      5.500%, 12/01/14                                     1,315          1,493
   California State, Department of
      Water Resources, Central Valley
      Project, Water System, Ser Z,
      RB, FGIC Insured
      5.000%, 12/01/12                                     1,000          1,084
   California State, Educational
      Facilities Authority, Loyola-
      Marymount University, Ser A,
      RB, MBIA Insured
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                                     1,560          1,635
   California State, Educational
      Facilities Authority, Stanford
      University, Ser P, RB
      5.250%, 12/01/13                                       800            888
   California State, Educational
      Facilities Authority, Stanford
      University, Ser R, RB
      5.000%, 11/01/11                                       610            655
   California State, GO
      7.000%, 08/01/07                                     1,000          1,026
      6.250%, 04/01/08                                     1,000          1,038
   California State, GO, FGIC Insured
      4.500%, 09/01/10                                     1,000          1,037

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   California State, Public Works
      Board Lease, Various University
      of California Projects, Ser A,
      RB, AMBAC Insured
      Callable 12/01/07 @ 102
      5.100%, 12/01/10                               $     1,000   $      1,037
   Chaffey, Unified High School
      District, GO, FGIC Insured
      5.000%, 08/01/15                                     1,000          1,106
   Coast Community College, GO,
      MBIA Insured
      5.250%, 08/01/15                                     1,000          1,124
   Contra Costa County, Merrithew
      Memorial Hospital Project,
      COP, MBIA Insured
      Callable 11/01/07 @ 102
      5.500%, 11/01/12                                     2,160          2,243
      5.200%, 11/01/09                                     2,000          2,072
   Contra Costa, Transportation
      Authority, Sales Tax, Ser A,
      ETM, RB
      Callable 12/11/06 @ 100
      6.875%, 03/01/07                                       175            177
   Contra Costa, Transportation
      Authority, Sales Tax, Ser A,
      RB, FGIC Insured
      6.000%, 03/01/09                                     1,000          1,058
   Cupertino, Unified School District,
      GO, FSA Insured
      Callable 08/01/11 @ 100
      5.250%, 08/01/13                                       595            642
   East Bay, Municipal Utility
      District, Water System Project,
      RB, MBIA Insured
      Callable 06/01/11 @ 100
      5.250%, 06/01/13                                       500            538
      5.250%, 06/01/14                                     1,250          1,351
   Eastern Municipal Water District,
      Ser A, COP, FGIC Insured
      Callable 07/01/11 @ 100
      5.375%, 07/01/16                                     2,500          2,712
      5.375%, 07/01/17                                     2,410          2,612
      5.250%, 07/01/12                                       300            323
      5.250%, 07/01/13                                     1,000          1,077
   El Camino, Community College,
      GO, FSA Insured
      Callable 08/01/15 @ 100
      5.000%, 08/01/16                                     1,000          1,100
   Fallbrook, Unified High School
      District, GO, FGIC Insured
      5.375%, 09/01/12                                       250            275
   Fremont, Unified High School
      District, Ser B, ETM, GO
      5.000%, 09/01/10                                       600            634
   Fresno, Joint Powers Financing
      Authority, Fresno City Hall,
      RB, AMBAC Insured
      Callable 08/01/10 @ 100
      4.600%, 08/01/11                                       500            519

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Joshua Basin-Hi Desert Financing
      Authority, Water District Project,
      RB, AMBAC Insured
      4.900%, 05/01/09                               $       465   $        483
   Kings River, Conservation District,
      Pine Flat Power, Ser F, RB
      4.625%, 01/01/11                                       500            521
   Livermore-Amador Valley, Water
      Management Authority, Ser A,
      RB, AMBAC Insured
      Callable 08/01/11 @ 100
      5.250%, 08/01/14                                       750            813
      5.000%, 08/01/13                                       400            426
   Los Angeles County, Metropolitan
      Transportation Authority, Sales
      Tax Project, A-1st Senior,
      Ser B, RB, FSA Insured
      5.250%, 07/01/11                                     1,550          1,672
   Los Angeles County, Metropolitan
      Transportation Authority, Sales
      Tax Project, C-2nd Senior,
      Ser A, RB, AMBAC Insured
      5.500%, 07/01/10                                     1,050          1,125
   Los Angeles County, Metropolitan
      Transportation Authority, Sales
      Tax Project, C-2nd Senior,
      Ser A, RB, FGIC Insured
      5.000%, 07/01/10                                     2,000          2,109
   Los Angeles, Department of
      Water & Power, Ser A-A-1, RB,
      MBIA Insured
      5.250%, 07/01/10                                     1,710          1,817
      5.250%, 07/01/11                                     3,485          3,759
   Los Angeles, Department of
      Water & Power, Ser A-A-1, RB,
      MBIA Insured
      Callable 07/01/11 @ 100
      5.250%, 07/01/13                                     2,025          2,177
   Los Angeles, Department of
      Water & Power, Ser B, RB,
      MBIA Insured
      5.000%, 07/01/13                                       430            468
   Los Angeles, Los Angeles County
      Public Works, Ser A, RB
      Callable 10/01/07 @ 101
      5.500%, 10/01/08                                     1,225          1,259
   Los Angeles, Ser A, GO,
      FGIC Insured
      5.250%, 09/01/09                                       600            630
   Los Angeles, Ser A, GO,
      MBIA Insured
      5.250%, 09/01/11                                       250            270
   Los Angeles, Ser B, GO,
      FSA Insured
      Callable 09/01/15 @ 100
      5.000%, 09/01/16                                     1,000          1,100
   Los Angeles, Unified School District,
      GO, MBIA Insured
      5.500%, 07/01/12                                       755            834

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Los Angeles, Unified School District,
      Ser A, GO, FGIC Insured
      6.000%, 07/01/07                               $     1,000   $      1,017
      6.000%, 07/01/11                                     1,385          1,535
   Los Angeles, Unified School District,
      Ser D, GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.500%, 07/01/10                                     2,000          2,141
   Los Angeles, Unified School District,
      Ser E, GO, MBIA Insured
      Prerefunded @ 100 (A)
      5.500%, 07/01/12                                     1,390          1,535
   Los Angeles, Waste Water
      Systems, Ser C, RB,
      MBIA Insured
      5.375%, 06/01/12                                     1,145          1,257
   Los Gatos-Saratoga, Joint Unified
      High School, Ser B, GO
      Prerefunded @ 101 (A)
      4.600%, 12/01/10                                       875            921
   M-S-R Public Power Authority,
      San Juan Project, Ser I, RB,
      MBIA Insured
      Callable 07/01/11 @ 100
      5.000%, 07/01/14                                     2,440          2,598
   Menlo Park, Community
      Development Agency, Las
      Pulgas Community Development
      Project, TA, AMBAC Insured
      Prerefunded @ 102 (A)
      4.650%, 06/01/10                                       520            550
   Metropolitan, Water District of
      Southern California, Ser A,
      ETM, RB
      5.250%, 07/01/11                                       380            410
   Metropolitan, Water District of
      Southern California, Ser A, RB
      Callable 07/01/11 @ 101
      5.375%, 07/01/12                                     2,185          2,389
   Metropolitan, Water District of
      Southern California, Ser C, RB
      Callable 01/01/07 @ 102
      6.000%, 07/01/07                                     1,000          1,016
   Metropolitan, Water District of
      Southern California, Waterworks
      Project, Ser B, GO
      4.000%, 03/01/11                                     1,000          1,025
   Mountain View, Shoreline
      Regional Park Community,
      Ser A, TA, MBIA Insured
      Callable 12/11/06 @ 102
      5.600%, 08/01/10                                       500            511
   North Orange County, Community
      Colllege District, GO,
      MBIA Insured
      5.000%, 08/01/15                                     1,000          1,106
   Norwalk, La Mirada Unified School
      District, Ser A, GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                                     1,800          1,961

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   Oak Park, Unified School District,
      GO, MBIA Insured
      5.250%, 05/01/08                               $     1,250   $      1,284
   Orange County, Local
      Transportation Authority,
      Measure M, Second Senior,
      Ser A, RB, MBIA Insured
      5.500%, 02/15/08                                     1,000          1,026
      5.500%, 02/15/10                                     1,200          1,277
      5.500%, 02/15/11                                       250            271
   Paramount, Unified School District,
      GO, FSA Insured
      5.000%, 09/01/15                                     1,000          1,107
   Port Oakland, Ser M, RB,
      FGIC Insured
      Callable 11/01/12 @ 100
      5.250%, 11/01/13                                     1,000          1,094
   Redwood City, Elementary School
      District, GO, FGIC Insured
      5.500%, 08/01/10                                     1,140          1,223
      5.500%, 08/01/14                                       900          1,019
   Riverside County, Transportation
      Commission, Sales Tax Revenue,
      Ser A, RB, AMBAC Insured
      5.750%, 06/01/09                                       740            783
   Riverside, Community College,
      GO, FSA Insured
      Callable 08/01/15 @ 100
      5.000%, 08/01/19                                     1,700          1,840
   Sacramento, Municipal Utility
      District, Electric, Ser C,
      ETM, RB, FGIC Insured
      Callable 12/11/06 @ 100
      5.750%, 11/15/08                                       570            571
   Sacramento, Municipal Utility
      District, Ser O, RB, MBIA Insured
      5.250%, 08/15/10                                       500            532
   Sacramento, Municipal Utility
      District, Ser P, RB, FSA Insured
      Callable 08/15/11 @ 100
      5.250%, 08/15/13                                     1,585          1,710
   Sacramento, Municipal Utility
      District, Ser R, RB, MBIA Insured
      5.000%, 08/15/15                                     1,480          1,637
   Sacramento, Municipal Utility
      District, Ser R, RB, MBIA Insured
      Callable 08/15/13 @ 100
      5.000%, 08/15/16                                     1,000          1,078
   San Bernardino County, Community
      College District, GO, FSA Insured
      5.000%, 08/01/15                                     1,000          1,106
   San Bernardino County,
      Transportation Authority,
      Ser A, RB, FSA Insured
      Callable 03/01/08 @ 101
      5.000%, 03/01/09                                     1,000          1,030
   San Bernardino County,
      Transportation Authority,
      Ser A, RB, MBIA Insured
      6.250%, 03/01/10                                     2,000          2,174

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   San Bernardino, Municipal Water
      Department, Sewer Authority,
      COP, FGIC Insured
      4.500%, 02/01/09                               $     1,025   $      1,049
   San Bernardino, Municipal Water
      Department, Sewer Authority,
      COP, FGIC Insured
      Callable 02/01/09 @ 101
      5.000%, 02/01/11                                     1,130          1,178
   San Diego County, Water Authority,
      COP, FGIC Insured
      5.250%, 05/01/16                                     1,310          1,484
   San Diego, Public Facilities
      Financing Authority, RB,
      MBIA Insured
      Callable 08/01/12 @ 100
      5.000%, 08/01/14                                     1,000          1,076
   San Francisco City & County,
      Airport Commission, Inter-
      national Airport, Second Senior,
      Issue 20, RB, MBIA Insured
      Callable 05/01/08 @ 101
      4.250%, 05/01/09                                     1,000          1,019
   San Francisco City & County, Public
      Utilities Commission, Water Rev-
      enue, Ser A, RB, FSA Insured
      5.000%, 11/01/10                                     1,000          1,058
      5.000%, 11/01/11                                     1,500          1,607
   San Francisco City & County, Public
      Utilities Commission, Water Rev-
      enue, Ser B, RB, MBIA Insured
      Callable 11/01/12 @ 100
      5.000%, 11/01/15                                     1,250          1,348
   San Francisco, Bay Area Rapid
      Transit, RB, AMBAC Insured
      Callable 07/01/11 @ 100
      5.250%, 07/01/14                                       300            323
   San Francisco, Bay Area Rapid
      Transit, RB, AMBAC Insured
      Prerefunded @ 100 (A)
      5.250%, 07/01/11                                       850            916
   San Joaquin County, Capital
      Facilities Project, COP,
      MBIA Insured
      4.800%, 11/15/07                                     1,000          1,014
   San Joaquin County, Delta
      Community College District,
      Election 2004, Ser A, GO,
      FSA Insured
      4.500%, 08/01/15                                     1,000          1,069
   San Jose, Financing Authority,
      Convention Center Project, Ser F,
      RB, MBIA Insured
      4.250%, 09/01/11                                     1,765          1,830
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, ETM, TA, MBIA Insured
      6.000%, 08/01/09                                       500            534

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, TA, AMBAC Insured
      Callable 08/01/08 @ 102
      5.000%, 08/01/09                               $     1,500   $      1,560
   San Jose, Redevelopment Agency,
      Merged Area Redevelopment
      Project, TA, MBIA Insured
      6.000%, 08/01/08                                     1,000          1,044
      6.000%, 08/01/09                                     1,000          1,065
   San Juan, Unified School District,
      GO, FSA Insured
      5.250%, 08/01/10                                     1,150          1,224
   San Mateo County, Transit District,
      Ser A, RB, MBIA Insured
      5.250%, 06/01/16                                     2,000          2,267
   San Mateo, Unified High School
      District, Ser A, GO, FGIC Insured
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                                     2,195          2,383
   San Ramon Valley, Unified School
      District, GO, FSA Insured
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                                     1,250          1,382
   Santa Ana, Community
      Redevelopment Agency,
      Mainplace Project, Ser E,
      ETM, RB
      6.400%, 12/15/10                                       395            422
   Santa Maria, Joint Unified High
      School District, Ser A, ETM, GO,
      FSA Insured
      5.500%, 08/01/15                                       510            583
   Solano County, Community College,
      Ser A, GO, MBIA Insured
      Prerefunded @ 100 (A)
      5.000%, 08/01/13                                     1,865          2,032
   South Orange County, Public
      Financing Authority, Foothill Area,
      Ser C, RB, FGIC Insured
      7.500%, 08/15/07                                     1,000          1,031
   South Placer, Waste Water
      Authority, Ser A, RB,
      FGIC Insured
      4.500%, 11/01/10                                     1,000          1,040
   Southern California, Public Power
      Authority, Ser A, RB, FSA Insured
      5.375%, 01/01/09                                     1,610          1,676
   Turlock, Irrigation District, Ser A,
      RB, MBIA Insured
      6.000%, 01/01/08                                     1,425          1,467
      6.000%, 01/01/11                                       500            548
                                                                   ------------
   TOTAL MUNICIPAL BONDS
      (Cost $129,275)                                                   132,307
                                                                   ------------

--------------------------------------------------------------------------------

Description                                            Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY (B) - 0.2%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds
         California Money Market,
         3.280%                                          284,169   $        284
                                                                   ------------
   TOTAL REGULATED INVESTMENT COMPANY
      (Cost $284)                                                           284
                                                                   ------------
TOTAL INVESTMENTS - 98.5% +
   (Cost $129,559)                                                      132,591
                                                                   ------------
Other Assets & Liabilities - 1.5%                                         2,078
                                                                   ------------
NET ASSETS - 100.0%                                                $    134,669
                                                                   ============

--------------------------------------------------------------------------------

(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2006.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
Ser -- SERIES
TA -- TAX ALLOCATION

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $129,525
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $3,318 (000) AND $(252) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 98.4%
--------------------------------------------------------------------------------
ARIZONA - 6.2%
   Arizona State, Transportation Board
      & Highway Revenue, Ser A, RB
      Callable 07/01/12 @ 102
      5.250%, 07/01/17                               $     1,000   $      1,094
   Phoenix, GO
      Prerefunded @ 101 (A)
      5.000%, 07/01/09                                     2,370          2,480
   Phoenix, Ser A, GO
      6.250%, 07/01/17                                     1,000          1,213
                                                                   ------------
                                                                          4,787
                                                                   ------------
CALIFORNIA - 14.7%
   California State, Department of
      Transportation, Federal Highway
      Grant Anticipation Bonds,
      Ser A, RB, FGIC Insured
      5.000%, 02/01/14                                     1,000          1,093
   California State, Department of
      Water Resources, Central Valley
      Project, Water System, Ser Z,
      RB, FGIC Insured
      5.000%, 12/01/12                                       500            542
   California State, Department of
      Water Resources, Ser X, RB,
      FGIC Insured
      5.500%, 12/01/15                                       600            687
   California State, Educational
      Facilities Authority, Loyola-
      Marymount University,
      Ser A, RB, MBIA Insured
      Callable 10/01/11 @ 101
      4.500%, 10/01/12                                     1,000          1,048
   California State, GO, FGIC Insured
      5.750%, 02/01/11                                     1,000          1,090
   Contra Costa, Water District,
      Ser E, RB, AMBAC Insured
      6.250%, 10/01/12                                     1,000          1,084
   East Bay, Municipal Utility District,
      Water System Project, RB,
      MBIA Insured
      Callable 06/01/11 @ 100
      5.250%, 06/01/13                                       800            861
   Eastern Municipal Water District,
      Ser A, COP, FGIC Insured
      Callable 07/01/11 @ 100
      5.375%, 07/01/16                                       620            673
   Elsinore Valley, Municipal Water
      District, COP, FGIC Insured
      5.375%, 07/01/18                                       500            574
   Los Angeles, Ser A, GO,
      MBIA Insured
      5.250%, 09/01/12                                       375            410
   San Jose, Redevelopment Agency,
      ETM, TA, MBIA Insured
      6.000%, 08/01/15                                       330            390

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
   San Jose, Redevelopment
      Agency, TA, MBIA Insured
      6.000%, 08/01/15                               $       670   $        785
   San Ramon Valley, Unified School
      District, GO, FSA Insured
      Callable 08/01/14 @ 100
      5.250%, 08/01/18                                     1,670          1,846
   Southern California Public Power
      Authority, Hydroelectric Power,
      Ser A, RB, FSA Insured
      Callable 10/01/11 @ 100
      5.250%, 10/01/12                                       245            264
                                                                   ------------
                                                                         11,347
                                                                   ------------
COLORADO - 0.5%
   Regional Transportation District,
      Sales Tax, Ser B, RB,
      AMBAC Insured
      5.250%, 11/01/12                                       350            381
                                                                   ------------
DELAWARE - 1.7%
   Delaware River & Bay Authority,
      RB, FGIC Insured
      Callable 12/11/06 @ 102
      5.000%, 01/01/07                                     1,340          1,343
                                                                   ------------
FLORIDA - 2.5%
   Florida State, Board of Education,
      Public Education Capital
      Outlay, Ser A, GO
      5.000%, 06/01/08                                     1,300          1,329
   Jacksonville, Local Government,
      Sales Tax Revenue, RB,
      FGIC Insured
      5.500%, 10/01/13                                       500            557
                                                                   ------------
                                                                          1,886
                                                                   ------------
GEORGIA - 4.8%
   Atlanta, Water & Wastewater
      Revenue, Ser A, RB,
      FGIC Insured
      5.500%, 11/01/13                                     1,000          1,106
   Georgia State, Ser E, GO
      5.250%, 02/01/09                                     2,525          2,619
                                                                   ------------
                                                                          3,725
                                                                   ------------
HAWAII - 5.7%
   Hawaii County, Ser A, GO,
      FGIC Insured
      Callable 07/15/11 @ 100
      5.500%, 07/15/13                                       635            687
   Hawaii State, Highway Revenue,
      Ser B, RB, FSA Insured
      5.000%, 07/01/15                                     1,000          1,094

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
HAWAII - (CONTINUED)
   Hawaii State, Ser CS, GO,
      MBIA Insured
      5.000%, 04/01/08                               $     1,000   $      1,020
   Honolulu City & County,
      Ser A, GO, FSA Insured
      Prerefunded @ 100 (A)
      5.375%, 09/01/11                                     1,000          1,081
   Kauai County, Ser A, GO,
      MBIA Insured
      Callable 08/01/11 @ 100
      5.625%, 08/01/13                                       440            478
   Kauai County, Ser A, GO,
      MBIA Insured
      Prerefunded @ 100 (A)
      5.625%, 08/01/11                                        60             66
                                                                   ------------
                                                                          4,426
                                                                   ------------
IDAHO - 2.9%
   Idaho State, Housing & Finance
      Authority, Federal Highway Trust,
      RB, MBIA Insured
      5.000%, 07/15/15                                     1,000          1,094
   Twin Falls County, School District
      No. 411, GO, MBIA Insured
      5.000%, 09/15/16                                     1,000          1,102
                                                                   ------------
                                                                          2,196
                                                                   ------------
ILLINOIS - 5.3%
   Chicago, O'Hare International
      Airport, 2nd Lien, Ser C, RB,
      MBIA Insured
      5.000%, 01/01/10                                     1,000          1,042
   Cook County, Ser A, GO,
      FGIC Insured
      Callable 11/15/08 @ 101
      4.500%, 11/15/09                                     1,000          1,025
   Du Page & Will Counties,
      Community School District,
      Ser B, GO, FGIC Insured
      5.000%, 12/30/07                                     2,000          2,033
                                                                   ------------
                                                                          4,100
                                                                   ------------
MASSACHUSETTS - 5.6%
   Massachusetts State, Consolidated
      Loan, Ser C, GO
      5.250%, 08/01/08                                     1,000          1,029
   Massachusetts State, School
      Building Authority, Ser A, RB,
      FSA Insured
      5.000%, 08/15/14                                     1,000          1,089

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
MASSACHUSETTS - (CONTINUED)
   Massachusetts State, Water
      Resources Authority, Ser A,
      RB, MBIA Insured
      5.250%, 08/01/15                               $     1,000   $      1,114
      5.250%, 08/01/16                                     1,000          1,120
                                                                   ------------
                                                                          4,352
                                                                   ------------
NEBRASKA - 1.3%
   Omaha Public Power District,
      Electric Revenue, Ser D, RB
      5.000%, 02/01/07                                     1,000          1,003
                                                                   ------------
NEVADA - 1.9%
   Clark County, School District,
      Ser A, GO, FSA Insured
      Callable 12/15/12 @ 103
      5.500%, 06/15/16                                       500            563
   Las Vegas, Water District Revenue,
      Ser B, GO, MBIA Insured
      Callable 12/01/12 @ 100
      5.250%, 06/01/14                                       300            326
   Nevada State, Capital
      Improvements, Ser A,
      GO, MBIA Insured
      Callable 05/01/12 @ 100
      5.000%, 11/01/16                                       500            532
                                                                   ------------
                                                                          1,421
                                                                   ------------
NEW JERSEY - 2.9%
   New Jersey State, Ser L, GO,
      AMBAC Insured
      5.250%, 07/15/16                                     1,000          1,120
   New Jersey State, Transportation
      Trust Fund Authority, Ser C,
      ETM, RB, MBIA Insured
      5.250%, 06/15/15                                     1,000          1,116
                                                                   ------------
                                                                          2,236
                                                                   ------------
NEW YORK - 2.8%
   New York State Thruway
      Authority, Highway & Board,
      Ser A, RB, MBIA Insured
      Callable 04/01/14 @ 100
      5.000%, 04/01/18                                     1,000          1,073
   New York State, Ser M, GO,
      FSA Insured
      5.000%, 04/01/15                                     1,000          1,090
                                                                   ------------
                                                                          2,163
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
OREGON - 10.6%
   Chemeketa, Community College
      District, ETM, GO, FGIC Insured
      5.500%, 06/01/12                               $     1,060   $      1,163
   Jackson County, Juvenile Services
      Center, GO, FSA Insured
      5.000%, 06/01/10                                     1,000          1,050
   McMinnville, School District No. 40,
      GO, FSA Insured
      5.000%, 06/15/11                                     1,620          1,718
   Portland, Sewer Systems,
      Ser A, RB, FGIC Insured
      Callable 06/01/07 @ 100
      5.000%, 06/01/08                                     1,000          1,009
   Washington County, School
      District Authority, No. 15, GO,
      FSA Insured
      5.000%, 06/15/14                                     1,000          1,088
   Washington, Multnomah & Yamill
      Counties, School District
      Authority, GO, MBIA Insured
      5.000%, 06/01/11                                     1,000          1,060
   Yamhill County, School District
      Authority, No. 29J, GO,
      FGIC Insured
      5.250%, 06/15/16                                     1,000          1,120
                                                                   ------------
                                                                          8,208
                                                                   ------------
PENNSYLVANIA - 3.1%
   Pennsylvania State, First Ser,
      GO, MBIA Insured
      5.000%, 06/01/09                                     1,100          1,140
   Pennsylvania State, Second Ser, GO
      5.250%, 10/01/09                                     1,155          1,209
                                                                   ------------
                                                                          2,349
                                                                   ------------
TENNESSEE - 1.3%
   Johnson City, Water & Sewer
      System, GO, FGIC Insured
      5.250%, 06/01/08                                     1,000          1,026
                                                                   ------------
TEXAS - 3.0%
   Houston, Texas Utility System
      Revenue, First Lien, Ser A,
      RB, FSA Insured
      5.250%, 11/15/17                                     1,000          1,125
   Texas State, University Systems,
      Revenue Financing System,
      RB, FSA Insured
      Prerefunded @ 100 (A)
      4.800%, 03/15/10                                     1,170          1,215
                                                                   ------------
                                                                          2,340
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
UTAH - 2.1%
   Utah State, Board Regents Auxiliary
      & Campus Facilities Revenue,
      Ser A, RB, MBIA Insured
      Callable 04/01/15 @ 100
      5.000%, 04/01/17                               $     1,500   $      1,623
                                                                   ------------
VIRGINIA - 1.3%
   Virginia State, Northern Virginia
      Transportation Board, Ser A, RB
      Callable 12/11/06 @ 101
      5.000%, 05/15/08                                     1,000          1,013
                                                                   ------------
WASHINGTON - 15.5%
   King & Snohomish Counties,
      School District Authority, GO,
      FGIC Insured
      Callable 12/01/07 @ 100
      5.250%, 12/01/09                                     1,125          1,145
   King & Snohomish Counties,
      School District Authority, GO,
      FGIC Insured
      Prerefunded @ 100 (A)
      5.250%, 12/01/07                                     1,610          1,640
   King County III, Lease Revenue
      Authority, King Street Center
      Project, RB, MBIA Insured
      Callable 06/01/07 @ 101
      5.000%, 06/01/09                                     1,000          1,019
   King County, School District No.
      408, GO, AMBAC Insured
      6.000%, 12/01/08                                     1,000          1,049
   King County, School District No.
      410, GO, FGIC Insured
      5.500%, 12/01/10                                     1,285          1,378
   Pierce County, GO, AMBAC Insured
      Callable 08/01/15 @ 100
      5.125%, 08/01/16                                     1,375          1,509
   Seattle, Limited Tax, Ser B,
      ETM, GO
      5.500%, 03/01/11                                        65             70
   Seattle, Limited Tax, Ser B, GO
      5.500%, 03/01/11                                     1,935          2,084
   Seattle, Municipal Light & Power
      Revenue Authority, Ser B,
      RB, MBIA Insured
      Callable 06/01/08 @ 101
      4.750%, 06/01/09                                     1,000          1,027
   Skagit County, School District No.
      103, GO, FGIC Insured
      6.250%, 12/01/07                                     1,000          1,029
                                                                   ------------
                                                                         11,950
                                                                   ------------

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

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

NATIONAL INTERMEDIATE TAX FREE BOND FUND

--------------------------------------------------------------------------------

                                                      Par (000)/
Description                                             Shares      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
WISCONSIN - 2.7%
   Milwaukee, Metropolitan Sewage
      District, Ser A, GO
      5.500%, 10/01/08                               $     2,000   $      2,072
                                                                   ------------
   TOTAL MUNICIPAL BONDS
      (Cost $74,302)                                                     75,947
                                                                   ------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANY (B) - 0.2%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds
         California Money Market,
         3.280%                                          119,431            119
                                                                   ------------
   TOTAL REGULATED INVESTMENT COMPANY
      (Cost $119)                                                           119
                                                                   ------------
TOTAL INVESTMENTS - 98.6% +
   (Cost $74,421)                                                        76,066
                                                                   ------------
Other Assets & Liabilities - 1.4%                                         1,099
                                                                   ------------
NET ASSETS - 100.0%                                                $     77,165
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) PREREFUNDED SECURITY -- THE MATURITY DATE SHOWN IS THE PREREFUNDED DATE.
(B) RATE SHOWN IS THE 7-DAY YIELD AS OF OCTOBER 31, 2006.

AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
COP -- CERTIFICATES OF PARTICIPATION
ETM -- ESCROWED TO MATURITY
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
Ser -- SERIES
TA -- TAX ALLOCATION

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $74,395
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $1,740 (000) AND $(69) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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
[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - 35.5%
--------------------------------------------------------------------------------
FHLMC Gold
      6.000%, 07/01/14                               $       461   $        467
      6.000%, 04/01/17                                     1,143          1,161
FHLMC
      6.000%, 01/01/13                                       348            353
      6.000%, 09/01/13                                        75             76
      6.000%, 05/01/14                                       864            878
      6.000%, 10/01/16                                       325            330
      5.500%, 03/01/17                                       326            327
      5.500%, 12/01/17                                        32             32
      5.500%, 02/01/18                                       339            340
      5.500%, 11/01/18                                        29             29
      5.000%, 10/01/18                                       902            890
      3.500%, 08/01/10                                        78             74
FHLMC, ARM
      4.767%, 03/01/35                                       676            667
      4.560%, 01/01/34                                     1,089          1,070
FHLMC, CMO REMIC, Ser 2722, Cl PA
      4.000%, 02/15/21                                       331            327
FHLMC, CMO REMIC, Ser 2734, Cl JC
      3.500%, 11/15/23                                       128            125
FHLMC, CMO REMIC, Ser 2743, Cl NL
      3.000%, 05/15/23                                       509            497
FHLMC, CMO REMIC, Ser 2836, Cl QC
      5.000%, 09/15/22                                       349            347
FHLMC, CMO REMIC, Ser 2844, Cl PQ
      5.000%, 05/15/23                                       280            279
FNMA
      8.000%, 06/01/30                                        10             11
      8.000%, 11/01/30                                         6              6
      6.500%, 06/01/16                                       151            154
      6.500%, 07/01/16                                       112            115
      6.500%, 11/01/16                                        99            101
      6.500%, 01/01/17                                       101            103
      6.500%, 02/01/17                                        41             41
      6.500%, 04/01/17                                       140            143
      6.500%, 07/01/17                                       120            123
      6.000%, 04/01/16                                       528            537
      6.000%, 06/01/16                                        66             67
      6.000%, 08/01/16                                       111            113
      5.500%, 09/01/14                                       833            837
      5.500%, 12/01/16                                       140            140
      5.500%, 09/01/17                                     1,029          1,033
      5.500%, 10/01/17                                       201            201
      5.500%, 11/01/17                                       358            359
      5.500%, 12/01/17                                       189            190
      5.500%, 02/01/18                                        24             24
      5.500%, 04/01/18                                        48             48
      5.500%, 10/01/18                                        65             65
      5.000%, 07/01/14                                       123            122
      5.000%, 05/01/18                                        56             55
      5.000%, 06/01/18                                       210            207
FNMA, ARM
      5.134%, 08/01/27                                        62             63
      3.539%, 09/01/33                                       500            490
FNMA, CMO REMIC, Ser 45, Cl NM
      4.500%, 06/25/24                                       480            474

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
GNMA, CMO REMIC, Ser 25, Cl AC
      3.377%, 01/16/23                               $       758   $        732
GNMA, CMO REMIC, Ser 77, Cl A
      3.402%, 03/16/20                                       597            579
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
      OBLIGATIONS (Cost $15,463)                                         15,402
                                                                   ------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - 26.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.5%
   Comcast Cable Communication
     6.200%, 11/15/08                                        300            306
   News America Holdings
     7.375%, 10/17/08                                        450            467
   Time Warner Entertainment
     7.250%, 09/01/08                                        300            309
                                                                   ------------
                                                                          1,082
                                                                   ------------
CONSUMER STAPLES - 1.4%
   General Mills
     5.125%, 02/15/07                                        250            250
   Kellogg
     2.875%, 06/01/08                                        350            337
                                                                   ------------
                                                                            587
                                                                   ------------
FINANCIALS - 12.1%
   American General Finance, MTN, Ser G
      5.750%, 03/15/07                                       250            250
   Associates
      6.250%, 11/01/08                                        40             41
   Bank One
      6.000%, 08/01/08                                       350            355
   Caterpillar Financial Services, MTN, Ser F
      3.700%, 08/15/08                                       450            438
   CIT Group
      4.000%, 05/08/08                                       300            295
   Citigroup
      6.200%, 03/15/09                                       500            512
   First Bank System
      6.875%, 09/15/07                                       227            229
   FleetBoston Financial
      4.875%, 12/01/06                                       250            250
   General Electric Capital, MTN, Ser A
      4.250%, 01/15/08                                       500            495
   Golden West Financial
      4.125%, 08/15/07                                       205            203
   John Deere Capital, MTN
      3.375%, 10/01/07                                       300            294

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

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
FINANCIALS - (CONTINUED)
   John Hancock Financial Services
      5.625%, 12/01/08                               $       204   $        206
   Lehman Brothers Holdings
      8.500%, 05/01/07                                       250            254
   Morgan Stanley
      5.800%, 04/01/07                                       250            250
   Toyota Motor Credit, MTN
      5.650%, 01/15/07                                       250            250
   Wachovia
      4.950%, 11/01/06                                       200            200
      3.625%, 02/17/09                                       500            484
   Wells Fargo
      5.125%, 02/15/07                                       250            250
                                                                   ------------
                                                                          5,256
                                                                   ------------
HEALTH CARE - 1.1%
   United Health Group
     3.300%, 01/30/08                                        500            488
                                                                   ------------
INDUSTRIALS - 1.0%
   McDonnell Douglas
     6.875%, 11/01/06                                        200            200
   Raytheon
     6.750%, 08/15/07                                        250            252
                                                                   ------------
                                                                            452
                                                                   ------------
INFORMATION TECHNOLOGY - 1.2%
   Hewlett-Packard
      5.500%, 07/01/07                                       250            250
   International Business Machines
      6.450%, 08/01/07                                       250            252
                                                                   ------------
                                                                            502
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - 0.7%
   EOP Operating
      7.750%, 11/15/07                                       300            307
                                                                   ------------
TELECOMMUNICATION - 1.8%
   AT&T
      7.750%, 03/01/07                                       250            252
   Sprint Capital
      6.125%, 11/15/08                                       500            508
                                                                   ------------
                                                                            760
                                                                   ------------
UTILITIES - 4.6%
   Carolina Power & Light
      5.950%, 03/01/09                                       435            442
   Consolidated Edison
      of New York, Ser 98-A
      6.250%, 02/01/08                                       300            303

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS - (CONTINUED)
--------------------------------------------------------------------------------
UTILITIES - (CONTINUED)
   Dominion Resources
      4.125%, 02/15/08                               $       350   $        345
   MidAmerican Energy Holdings, Ser B
      7.520%, 09/15/08                                       500            519
   Ohio Edison
      4.000%, 05/01/08                                       400            392
                                                                   ------------
                                                                          2,001
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS
      (Cost $11,481)                                                     11,435
                                                                   ------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - 15.5%
--------------------------------------------------------------------------------
   Bank One Issuance Trust, Ser
      2003-A9, Cl A9
      3.860%, 06/15/11                                     1,000            979
   Bear Stearns Commercial Mortgage
      CMO, Ser 2001-TOP4, Cl A1
      5.060%, 11/15/16                                       461            460
   CenterPoint Energy Transition Bond
      Co. II, Ser A-1
      4.840%, 02/01/11                                       463            460
   Citibank Credit Card Issuance Trust,
      Ser 2002-A1, Cl A1
      4.950%, 02/09/09                                       275            275
   Citibank Credit Card Issuance Trust,
      Ser 2003-A3, Cl A3
      3.100%, 03/10/10                                       705            686
   Citibank Credit Card Issuance Trust,
      Ser 2004-A4, Cl A4
      3.200%, 08/24/09                                       200            197
   Comed Transitional Funding Trust,
      Ser 1998-1, Cl A6
      5.630%, 06/25/09                                       168            168
   Comed Transitional Funding Trust,
      Ser 1998-1, Cl A7
      5.740%, 12/25/10                                       500            504
   MBNA Master Credit Card Trust,
      Ser 2000-L, Cl A
      6.500%, 04/15/10                                       710            720
   MBNA Master Credit Card Trust,
      Ser 2003-A11, Cl A11
      3.650%, 03/15/11                                       500            488
   MBNA Master Credit Card Trust,
      Ser 2005-A7, Cl A7
      4.300%, 02/15/11                                       590            583
   Peco Energy Transition Trust, Ser
      1999-A, Cl A6
      6.050%, 03/01/09                                        64             64
   PG&E Energy Recovery Funding
      Trust, Ser 2005-1, Cl A2
      3.870%, 06/25/11                                       670            659

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

[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

SHORT TERM BOND FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES - (CONTINUED)
--------------------------------------------------------------------------------
   TXU Electric Delivery Transition
      Trust, Ser 2004-1, Cl A1
      3.520%, 11/15/11                               $       339   $        330
   Washington Mutual CMO, Ser
      2005-8, Cl 1A8
      5.500%, 10/25/35                                       144            144
                                                                   ------------
   TOTAL ASSET-BACKED SECURITIES
      (Cost $6,745)                                                       6,717
                                                                   ------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.6%
--------------------------------------------------------------------------------
   FHLMC
      3.500%, 09/15/07                                     1,000            986
   FNMA
      6.000%, 05/15/08                                     2,000          2,031
      3.875%, 07/15/08                                     1,000            983
      3.250%, 11/15/07                                     1,500          1,472
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
     (Cost $5,502)                                                        5,472
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 6.3%
--------------------------------------------------------------------------------
   U.S. Treasury
      Inflation Index Note (A)
      3.875%, 01/15/09                                     1,242          1,269
   U.S. Treasury Note
      6.125%, 08/15/07                                       500            504
   U.S. Treasury Note (A)
      3.000%, 11/15/07                                     1,000            981
                                                                   ------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (Cost $2,830)                                                        2,754
                                                                   ------------

--------------------------------------------------------------------------------
MASTER NOTE - 3.4%
--------------------------------------------------------------------------------
   Bear Stearns (B)
      5.463%, 11/01/06                                     1,500          1,500
                                                                   ------------
   TOTAL MASTER NOTE
      (Cost $1,500)                                                       1,500
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 4.1%
--------------------------------------------------------------------------------
   Bank of America (B)
      5.360%, dated 10/31/06,
      matures on 11/01/06,
      repurchase price $656,967
      (collateralized by various
      corporate obligations,
      ranging in par value from
      $102,627 - $174,228, 0.000% -
      7.125%, 02/01/11 - 05/02/36,
      total market value $689,712)                           657            657

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank Securities
      5.270%, dated 10/31/06,
      matures on 11/01/06,
      repurchase price $1,042,443
      (collateralized by a U.S.
      Government obligation, par
      value $1,055,000, 4.50%,
      11/15/15, total market value
      $1,063,657)                                    $     1,042   $      1,042
   Lehman Brothers (B)
      5.363%, dated 10/31/06,
      matures on 11/01/06,
      repurchase price $100,015
      (collateralized by a mortgage
      obligation, par value
      $110,000, 5.500%, 12/25/35,
      total market value $107,466)                           100           100
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $1,799)                                                       1,799
                                                                   ------------
TOTAL INVESTMENTS - 103.8% +
  (Cost $45,320)                                                         45,079
                                                                   ------------
Other Assets & Liabilities - (3.8)%                                      (1,675)
                                                                   ------------
NET ASSETS - 100.0%                                                $     43,404
                                                                   ============

--------------------------------------------------------------------------------

(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT OCTOBER 31, 2006. THE TOTAL VALUE OF SECURITIES ON LOAN WAS $2,214,432.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL RECEIVED FROM SECURITIES LENDING.

ARM -- ADJUSTABLE RATE MORTGAGE
Cl -- CLASS
CMO -- COLLATERALIZED MORTGAGE OBLIGATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
MTN -- MEDIUM TERM NOTE
REMIC -- REAL ESTATE MORTGAGE INVESTMENT CONDUIT
Ser -- SERIES

+ AT OCTOBER 31, 2006, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $45,320
      (000), AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $82 (000) AND $(323) (000), RESPECTIVELY.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - 99.7%
--------------------------------------------------------------------------------
CALIFORNIA - 91.2%
   ABAG, Multi-Family Housing
      Finance Authority, Non-Profit,
      Episcopal Homes Foundation,
      COP (A) (B) (C)
      3.450%, 02/01/25                             $       5,750   $      5,750
   Alameda County, Industrial
      Development Authority Revenue,
      Ettore Products Company Project,
      Ser A, RB, AMT (A) (B) (C)
      3.600%, 12/01/30                                     4,000          4,000
   California Infrastructure & Economic
      Development, Colburn School,
      Ser A, RB (A) (B) (C)
      3.420%, 08/01/37                                     4,000          4,000
   California Infrastructure & Economic
      Development, Colburn School,
      Ser B, RB (A) (B) (C)
      3.420%, 08/01/37                                     4,700          4,700
   California Infrastructure & Economic
      Development, J Paul Getty,
      Ser B, RB (A) (B)
      3.250%, 04/01/33                                     4,000          4,000
   California Infrastructure & Economic
      Development, J Paul Getty,
      Ser D, RB (A) (B)
      3.250%, 04/01/33                                     3,000          3,000
   California School Cash Reserve
      Program, Ser A, TRAN (C)
      3.500%, 07/06/07                                     5,000          5,033
   California State, Community College
      Financing Authority, Ser A,
      TRAN, FSA Insured
      4.500%, 06/29/07                                     4,500          4,525
   California State, Department of
      Water & Power, Ser B-2,
      RB (A) (B) (C)
      3.530%, 05/01/22                                     1,800          1,800
   California State, Department of
      Water & Power, Ser C-18,
      RB (A) (B) (C)
      3.420%, 05/01/22                                    19,000         19,000
   California State, Department of
      Water & Power, Ser C-2, RB,
      AMBAC Insured (A) (B) (C)
      3.460%, 05/01/22                                    10,160         10,160
   California State, Department of
      Water & Power, Ser G-10, RB,
      FGIC Insured (A) (B) (C)
      3.460%, 05/01/18                                    15,000         15,000
   California State, Department of
      Water & Power, Ser G-12, RB,
      FGIC Insured (A) (B) (C)
      3.460%, 05/01/18                                    17,800         17,800
   California State, Department of
      Water & Power, Ser G-3, RB,
      FSA Insured (A) (B) (C)
      3.450%, 05/01/16                                    13,000         13,000

--------------------------------------------------------------------------------

Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
   California State, Department of
      Water & Power, Ser G-6, RB,
      FSA Insured (A) (B) (C)
      3.460%, 05/01/17                             $      22,980   $     22,980
   California State, Department of
      Water & Power, Ser G-9, RB,
      MBIA Insured (A) (B) (C)
      3.460%, 05/01/18                                     1,700          1,700
   California State, Economic
      Recovery, Ser C-17, RB,
      XLCA Insured (A) (B) (C)
      3.460%, 07/01/23                                    22,800         22,800
   California State, Educational Fac-
      ilities Authority, California Institute
      of Technology, RB (A) (B)
      3.390%, 01/01/24                                    19,000         19,000
   California State, Educational
      Facilities Authority, California
      Institute of Technology, Ser A,
      RB (A) (B)
      3.390%, 10/01/36                                     7,500          7,500
   California State, Educational
      Facilities Authority, Pomona
      College, Ser B, RB (A) (B)
      3.410%, 07/01/54                                     2,500          2,500
   California State, Pollution Control
      Financing Authority, Pacific Gas &
      Electric Project, Ser B, RB, AMT
      (A) (B) (C)
      3.620%, 11/01/26                                    13,000         13,000
   California State, Pollution Control
      Financing Authority, Pacific
      Gas & Electric Project, Ser F,
      RB (A) (B) (C)
      3.500%, 11/01/26                                     5,300          5,300
   California State, TECP (C)
      3.430%, 11/03/06                                    12,000         12,000
      3.450%, 11/07/06                                     5,000          5,000
      3.480%, 12/11/06                                     5,000          5,000
   California Statewide, Communities
      Development Authority, Ser A-1,
      TRAN, FSA Insured
      4.500%, 06/29/07                                    10,000         10,058
   California Statewide, Communities
      Development Authority, Stone-
      ridge Elk Grove, Ser Q, RB,
      AMT (A) (B) (C)
      3.600%, 10/01/38                                     6,750          6,750
   Irvine County, Improvement Bond
      Act of 1915, Special Public
      Assessment District #85-7-I,
      FSA Insured (A) (B) (C)
      3.460%, 09/02/11                                    15,210         15,210
   Los Angeles County, Ser A, TRAN
      4.500%, 06/29/07                                     2,900          2,918
   Los Angeles County, TECP
      3.420%, 02/08/07                                     6,000          6,000

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
   Los Angeles, Department of
      Water & Power, Sub-Ser B-1,
      RB (A) (B) (C)
      3.430%, 07/01/34                             $       3,150   $      3,150
   Los Angeles, Department of
      Water & Power, Sub-Ser B-2,
      RB (A) (B) (C)
      3.400%, 07/01/34                                     6,700          6,700
   Los Angeles, Department of
      Water & Power, Sub-Ser B-7,
      RB (A) (B) (C)
      3.460%, 07/01/34                                     2,100          2,100
   Metropolitan, Water District of
      Southern California, Ser C,
      RB (A) (B) (C)
      3.400%, 07/01/28                                     9,900          9,900
   North California Transportation
      Agency, TECP
      3.520%, 12/06/06                                    10,000         10,000
   Ontario, Multi-Family Housing
      Authority, Residential Park
      Centre Project, RB,
      FHLMC Insured (A) (B) (C)
      3.450%, 12/01/35                                    23,500         23,500
   Orange County, Apartment
      Development Revenue,
      WLCO LF Partners, Ser G-1,
      RB, FNMA Insured (A) (B) (C)
      3.450%, 11/15/28                                     1,900          1,900
   Orange County, Apartment Devel-
      opment Revenue, WLCO LF
      Partners, Ser G-2, RB,
      FNMA Insured (A) (B) (C)
      3.450%, 11/15/28                                     1,000          1,000
   Orange County, Special Financing
      Authority, Ser B, RB,
      AMBAC Insured (A) (B) (C)
      3.510%, 11/01/14                                       950            950
   Oxnard, Multi-Family Housing
      Authority, Seawind Apartments
      Projects, Ser A, RB, AMT,
      FNMA Insured (A) (B) (C)
      3.630%, 12/01/20                                     3,175          3,175
   Redondo Beach, Multi-Family
      Housing Authority, McCandless
      Senior Housing Project, Ser A,
      RB (A) (B) (C)
      3.500%, 12/01/25                                     7,100          7,100
   Riverside County, Public Facilities
      Authority, Ser A, COP (A) (B) (C)
      3.250%, 12/01/15                                     2,200          2,200
   Riverside County, TECP (C)
      3.520%, 01/09/07                                     5,000          5,000
      3.370%, 11/09/06                                     6,000          6,000
   Sacramento County, Cessna
      Aircraft Project, RB,
      AMT (A) (B) (C)
      3.500%, 11/01/28                                     4,500          4,500

--------------------------------------------------------------------------------

Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
CALIFORNIA - (CONTINUED)
   Sacramento County, Sanitation
      District Financing Authority,
      Ser C, RB (A) (B) (C)
      3.400%, 12/01/30                             $       1,400   $      1,400
   Sacramento, City Financing
      Authority, Ser G, RB,
      AMBAC Insured (A) (B) (C) (D)
      3.560%, 05/01/16                                     5,700          5,700
   Sacramento, Unified School District,
      COP, FSA Insured (A) (B) (C)
      3.460%, 03/01/31                                     5,450          5,450
   San Diego Water, TECP (C)
      3.500%, 11/07/06                                     2,000          2,000
   San Francisco City & County,
      Multi-Family Housing, Orlando
      Cepeda Place, Ser D, AMT,
      RB (A) (B) (C)
      3.580%, 11/01/33                                    13,225         13,225
   San Francisco City & County,
      Redevelopment Authority,
      Fillmore Housing Center
      Project, Ser A-1, RB,
      FHLMC Insured (A) (B) (C)
      3.460%, 12/01/17                                    11,900         11,900
   San Francisco City & County,
      Redevelopment Authority,
      Second Ser 33-C, RB, AMT,
      XLCA Insured (A) (B) (C)
      3.500%, 05/01/25                                     2,800          2,800
   San Gabriel Valley, TECP (C)
      3.400%, 12/08/06                                     2,200          2,200
   Santa Clara County, El Camino
      Hospital District Lease Authority,
      Valley Medical Center Project,
      Ser A, RB (A) (B) (C)
      3.250%, 08/01/15                                     2,800          2,800
   Southern California, Public
      Power Authority, Southern
      Transmission Project, Ser B,
      RB, FSA Insured (A) (B) (C)
      3.430%, 07/01/23                                     1,000          1,000
   University of California, TECP
      3.520%, 11/08/06                                    12,700         12,700
      3.680%, 11/09/06                                    16,600         16,600
   Ventura County, TRAN
      4.500%, 07/02/07                                     6,000          6,031
                                                                   ------------
                                                                        440,465
                                                                   ------------
LOUISIANA - 2.8%
   Calcasieu Parish, Land
      Development, Citgo Petroleum
      Corp Project, RB, AMT (A) (B) (C)
      3.660%, 12/01/24                                     3,700          3,700
      3.660%, 03/01/25                                    10,000         10,000
                                                                   ------------
                                                                         13,700
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
                                                     Par (000)
Description                                           /Shares       Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
MUNICIPAL BONDS - (CONTINUED)
--------------------------------------------------------------------------------
NEW YORK - 0.9%
   New York, New York, GO (A) (C)
      3.540%, 08/01/34                             $       4,200   $      4,200
                                                                   ------------
SOUTH CAROLINA - 1.0%
   Florence County, Solid Waste,
      Roche Carolina Inc., RB,
      AMT (A) (B) (C)
      3.670%, 04/01/27                                     4,875          4,875
                                                                   ------------
TEXAS - 3.8%
   Gulf Coast, Industrial Development
      Authority, Citgo Petroleum Corp
      Project, RB, AMT (A) (B) (C)
      3.660%, 04/01/26                                     2,000          2,000
      3.660%, 02/01/32                                    13,175         13,175
   Port Corpus Christi, Texas,
      Industrial Development Authority,
      Citgo Petroleum Corp Project,
      RB, AMT (A) (B) (C)
      3.660%, 08/01/28                                     3,000          3,000
                                                                   ------------
                                                                         18,175
                                                                   ------------
   TOTAL MUNICIPAL BONDS
      (Cost $481,415)                                                   481,415
                                                                   ------------

--------------------------------------------------------------------------------
REGULATED INVESTMENT COMPANIES (E) - 0.0%
--------------------------------------------------------------------------------
      BlackRock Liquidity Funds
         California Money
         Market, 3.280%                                  173,597            174
      Goldman Sachs ILA
         Tax-Exempt California
         Portfolio, 3.080%                                 6,450              6
                                                                   ------------
   TOTAL REGULATED INVESTMENT COMPANIES
      (Cost $180)                                                           180
                                                                   ------------

TOTAL INVESTMENTS - 99.7% +
   (Cost $481,595)                                                      481,595
                                                                   ------------

Other Assets & Liabilities - 0.3%                                         1,381
                                                                   ------------

NET ASSETS - 100.0%                                                $    482,976
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) FLOATING RATE SECURITY. RATE DISCLOSED IS AS OF OCTOBER 31, 2006.
(B) PUT AND DEMAND FEATURE -- THE DATE REPORTED IS THE FINAL MATURITY, NOT THE NEXT RESET OR PUT DATE.
(C) SECURITY IS HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(D) SECURITY IS SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE VALUE OF THIS SECURITY AS OF OCTOBER 31, 2006, WAS $5,700 (000) AND REPRESENTED 1.2% OF NET ASSETS.
(E) RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.

ABAG -- ASSOCIATION OF BAY AREA GOVERNMENTS
AMBAC -- AMERICAN MUNICIPAL BOND ASSURANCE COMPANY
AMT -- ALTERNATIVE MINIMUM TAX
COP -- CERTIFICATES OF PARTICIPATION
FGIC -- FINANCIAL GUARANTY INSURANCE CORPORATION
FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
FSA -- FINANCIAL SECURITY ASSURANCE
GO -- GENERAL OBLIGATION
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
RB -- REVENUE BOND
Ser -- SERIES
TECP -- TAX-EXEMPT COMMERCIAL PAPER
TRAN -- TAX AND REVENUE ANTICIPATION NOTE
XLCA -- XL CAPITAL ASSURANCE

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - 67.5%
--------------------------------------------------------------------------------
ASSET-BACKED SECURITY - DIVERSIFIED FINANCIAL ASSETS - 21.6%
   Aquifer Funding LLC (B)
      5.303%, 11/03/06                               $    45,000   $     44,987
      5.305%, 11/06/06                                    55,267         55,226
   Bavaria Universal Funding Corp. (B)
      5.315%, 11/06/06                                    65,000         64,952
      5.313%, 11/22/06                                    75,000         74,769
   Giro Balanced Funding Corp. (B)
      5.309%, 11/20/06                                    60,000         59,833
      5.354%, 01/29/07                                    27,167         26,812
   Greyhawk Funding LLC (B)
      5.330%, 11/01/06                                    58,656         58,656
   Quatro-PMX Funding Corp. (B)
      5.324%, 11/22/06                                    60,000         59,814
      5.316%, 11/29/06                                    24,364         24,264
      5.317%, 11/30/06                                    34,786         34,638
   Rhineland Funding Capital Corp. (B)
      5.456%, 11/02/06                                    50,000         49,992
      5.513%, 11/08/06                                    75,000         74,921
                                                                   ------------
                                                                        628,864
                                                                   ------------
ASSET-BACKED SECURITY - GOVERNMENT - 3.4%
   Govco Inc. (B)
      5.351%, 11/20/06                                   100,000         99,721
                                                                   ------------
                                                                         99,721
                                                                   ------------
ASSET-BACKED SECURITY - TRADE RECEIVABLES - 21.2%
   Apreco LLC (B)
      5.301%, 11/20/06                                    50,000         49,861
      5.320%, 12/08/06                                    44,500         44,259
      5.321%, 12/15/06                                    43,500         43,219
   Cedar Springs Capital Co. LLC (B)
      5.416%, 11/17/06                                    20,283         20,235
      5.309%, 11/20/06                                    31,982         31,893
      5.382%, 12/05/06                                    20,273         20,171
      5.424%, 03/12/07                                    25,684         25,191
      5.359%, 03/23/07                                    35,935         35,195
   Clipper Receivables Co. LLC (B)
      5.302%, 11/28/06                                    61,822         61,577
   Compass Securitization (B)
      5.304%, 11/27/06                                    20,740         20,661
   Legacy Capital LLC (B)
      5.338%, 01/18/07                                    65,882         65,130
   Lexington Parker Capital Co. LLC (B)
      5.431%, 02/21/07                                    28,472         28,003
   Ranger Funding Co. LLC (B)
      5.300%, 11/13/06                                   106,699        106,512
   Sheffield Receivables (B)
      5.320%, 11/01/06                                    65,000         65,000
                                                                   ------------
                                                                        616,907
                                                                   ------------

--------------------------------------------------------------------------------

Description                                            Par (000)    Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
COMMERCIAL PAPER - DISCOUNTED * - (CONTINUED)
--------------------------------------------------------------------------------
AUTOMOTIVE - 4.6%
   Robert Bosch Finance Corp. (B)
      5.320%, 11/01/06                                $  135,000   $    135,000
                                                                   ------------
                                                                        135,000
                                                                   ------------
BANKING - 9.9%
   Bavaria TRR Corp., Guarantee:
      Bayerische Hypo Vereinsbank (B)
      5.314%, 11/20/06                                    65,000         64,819
      5.326%, 11/27/06                                    75,000         74,713
   Long Lane Master Trust, Guarantee:
      Bank of America (B)
      5.300%, 11/27/06                                   100,000         99,619
   Picaros Funding LLC, Guarantee:
      KBC Bank N.V. (B)
      5.359%, 02/13/07                                    50,000         49,256
                                                                   ------------
                                                                        288,407
                                                                   ------------
BROKERAGE - 5.1%
   Goldman Sachs Group Inc. (D)
      5.320%, 01/26/07                                    50,000         50,000
      5.360%, 02/05/07                                    50,000         50,000
      5.430%, 03/05/07                                    50,000         50,000
                                                                   ------------
                                                                        150,000
                                                                   ------------
INSURANCE - 1.7%
   Aquinas Funding LLC, Guarantee:
      MBIA (B)
      5.300%, 11/01/06                                    20,011         20,011
      5.616%, 12/29/06                                    29,480         29,221
                                                                   ------------
                                                                         49,232
                                                                   ------------
   TOTAL COMMERCIAL PAPER - DISCOUNTED
      (Cost $1,968,131)                                               1,968,131
                                                                   ------------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - YANKEE - 11.5%
--------------------------------------------------------------------------------
   Barclays Bank Plc NY
      5.350%, 11/21/06                                    95,000         95,000
   Natexis Banques Populair NY
      5.300%, 11/01/06                                   100,000        100,000
   Norinchukin Bank NY
      5.410%, 11/07/06                                    60,000         60,000
      5.370%, 12/21/06                                    80,000         80,002
                                                                   ------------
   TOTAL CERTIFICATES OF DEPOSIT - YANKEE
      (Cost $335,002)                                                   335,002
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                         Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (MEDIUM TERM NOTES) - 8.2%
--------------------------------------------------------------------------------
BANKING - 3.1%
   Nationwide Building
      Society (A) (B) (C)
      5.424%, 10/26/07                               $    50,000   $     50,000
      5.350%, 10/05/07                                    40,000         40,000
                                                                   ------------
                                                                         90,000
                                                                   ------------
BROKERAGE - 1.7%
   Morgan Stanley & Co. (A) (C)
      5.390%, 11/27/07                                    50,000         50,000
                                                                   ------------
INSURANCE - 0.5%
   Meridian Funding Co. LLC,
      Guarantee: MBIA (A) (B) (C) (D)
      5.470%, 11/28/07                                    15,680         15,680
                                                                   ------------
MULTIPLE INDUSTRY - 2.9%
   General Electric Capital Corp. (A)
      5.445%, 07/09/07                                    60,000         60,000
      5.445%, 10/17/07                                    24,000         24,000
                                                                   ------------
                                                                         84,000
                                                                   ------------
   TOTAL CORPORATE OBLIGATIONS (MEDIUM TERM NOTES)
     (Cost $239,680)                                                    239,680
                                                                   ------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (A) (E) (F) - 4.2%
--------------------------------------------------------------------------------
BANKING - 0.9%
   Alaska State, Four Dam Pool,
      Ser B, RB
      5.320%, 07/01/26                                     7,900          7,900
   D&I Properties LLC
      5.350%, 11/01/34                                     1,265          1,265
   Holland-Sheltair Av Funding
      5.320%, 05/01/35                                     7,735          7,735
   New Belgium Brewery Co.
      5.470%, 07/01/15                                     2,550          2,550
   Stephens & Stephens XII LLC
      5.350%, 01/01/35                                     2,600          2,600
   Washington State, Housing
      Finance Community, Multi-
      Family Housing, The Lodge
      at Eagle Ridge, Ser B, RB
      5.340%, 08/01/41                                     4,065          4,065
                                                                   ------------
                                                                         26,115
                                                                   ------------

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES (A) (E) (F) - (CONTINUED)
--------------------------------------------------------------------------------
INSURANCE - 3.3%
   California State, Housing Finance
      Agency, Ser K
      5.270%, 08/01/31                               $    72,570   $     72,570
   Connecticut State, Housing Finance
      Authority, RB
      5.300%, 11/15/16                                     4,500          4,500
   North Carolina State, Education
      Assistance Authority, Student
      Loan, Ser A-5, RB
      5.300%, 09/01/35                                     4,350          4,350
   North Carolina State, Education
      Assistance Authority, Student
      Loan, Ser A-6, RB
      5.300%, 09/01/35                                     6,500          6,500
   San Jose, California, Financing
      Authority Lease Revenue, Hayes
      Mansion Phase B, RB
      5.360%, 07/01/24                                     8,000          8,000
                                                                   ------------
                                                                         95,920
                                                                   ------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $122,035)                                                   122,035
                                                                   ------------

--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 4.1%
--------------------------------------------------------------------------------
   Citizens Bank of Massachusetts
      5.430%, 11/09/06                                    50,000         50,000
   Wilmington Trust Co.
      5.560%, 01/16/07                                    25,000         25,000
      5.390%, 03/06/07                                    45,000         45,000
                                                                   ------------
   TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
      (Cost $120,000)                                                   120,000
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.9%
--------------------------------------------------------------------------------
   Deutsche Bank Securities, Inc.
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $25,761,780 (collateralized by a
      U.S. Treasury obligation, par
      value $26,746,000, 0.000%,
      03/08/07, total market value
      $26,273,666)                                        25,758         25,758
                                                                   ------------
   TOTAL REPURCHASE AGREEMENT
      (Cost $25,758)                                                     25,758
                                                                   ------------

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SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                                         Value (000)
--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 96.4% +
   (Cost $2,810,606)                                               $  2,810,606
                                                                   ------------
Other Assets & Liabilities - 3.6%                                       105,574
                                                                   ------------
NET ASSETS - 100.0%                                                $  2,916,180
                                                                   ============

--------------------------------------------------------------------------------

* RATE SHOWN REPRESENTS THE MONEY MARKET EQUIVALENT YIELD TO MATURITY.

(A) ADJUSTABLE RATE SECURITY -- THE RATE REFLECTED IS THE RATE IN EFFECT ON OCTOBER 31, 2006.
(B) SECURITY IS SOLD WITHIN THE TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 3A-4, 4(2) OR 144A OF THE SECURITIES ACT OF 1933 AS AMENDED, AND MAY BE SOLD ONLY TO THE DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2006 WAS $1,923,811 (000) AND REPRESENTED 66.0% OF NET ASSETS.
(C) EXTENDABLE SECURITY -- THE MATURITY DATE REFLECTS THE NEXT DATE ON WHICH PRINCIPAL CAN BE RECOVERED.
(D) SECURITY CONSIDERED ILLIQUID. THE TOTAL VALUE OF SUCH SECURITIES AS OF OCTOBER 31, 2006 WAS $165,680 (000) AND REPRESENTED 5.7% OF NET ASSETS.
(E) SECURITY IS HELD IN CONJUNCTION WITH A GUARANTEE/LETTER OF CREDIT AND/OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(F) DEMAND FEATURE -- THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.

LLC -- LIMITED LIABILITY COMPANY
MBIA -- MUNICIPAL BOND INVESTORS ASSURANCE
N.V. -- NAAMLOZE VENNIITSCHAO
NY -- NEW YORK
Plc -- PUBLIC LIMITED COMPANY
RB -- REVENUE BOND
Ser -- SERIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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
[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.0%
--------------------------------------------------------------------------------
   FHLMC
      2.430%, 03/23/07                               $    25,000   $     24,722
      4.000%, 08/10/07                                     1,500          1,485
      3.375%, 08/23/07                                     3,500          3,447
   FHLMC, Callable @ 100 (C)
      5.410%, 12/01/06                                    25,000         25,000
      5.550%, 12/14/06                                    30,000         30,000
   FNMA
      2.350%, 04/05/07                                     4,705          4,645
                                                                   ------------
   TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
      (Cost $89,299)                                                     89,299
                                                                   ------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - 9.7%
--------------------------------------------------------------------------------
   California, Milpitas Multi-
      Family Housing Revenue,
      Crossing, Ser A, RB,
      Guarantee: FNMA (A) (B)
      5.320%, 08/15/33                                     5,100          5,100
   California, Sacramento
      County, Multi-Family Housing
      Development Authority,
      Deer Park Apartments, RB,
      Guarantee: FNMA (B) (A)
      5.350%, 07/15/35                                     1,650          1,650
   California, Sacramento
      County, Multi-Family Housing
      Development Authority, Natomas,
      RB, Guarantee: FNMA (A) (B)
      5.330%, 04/15/36                                     3,030          3,030
   California, San Francisco, City
      & County Redevelopment, Ser D,
      RB, Guarantee: FNMA (A) (B)
      5.300%, 06/15/34                                    12,250         12,250
   California, Simi Valley, Mutli-Family
      Housing Revenue, Parker Ranch,
      RB, Guarantee: FNMA (A) (B)
      5.350%, 07/15/36                                     1,850          1,850
   California, Statewide
      Community Development, Palms
      Apartments, Ser C, RB,
      Guarantee: FNMA (A) (B)
      5.330%, 05/15/35                                     4,755          4,755
   California, Statewide
      Community Development,
      Vineyard Apartments, Ser W,
      RB, Guarantee: FNMA (A) (B)
      5.330%, 12/01/36                                     3,700          3,700
   New York State, Housing
      Finance Agency Revenue,
      South Cove, Ser B, RB,
      Guarantee: FHLMC (A) (B)
      5.360%, 11/01/30                                     1,400          1,400

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES - (CONTINUED)
--------------------------------------------------------------------------------
   Pennsylvania, Montgomery County,
      Redevelopment Authority,
      Kingswood Apartments, Ser A,
      RB, Guarantee: FNMA (A) (B)
      5.300%, 08/15/31                               $     8,305   $      8,305
   Washington State, Housing
      Finance Authority,
      Bridgewood Project, Ser B,
      RB, Guarantee: FNMA (A) (B)
      5.340%, 09/01/34                                     3,765          3,765
                                                                   ------------
   TOTAL VARIABLE RATE DEMAND NOTES
      (Cost $45,805)                                                     45,805
                                                                   ------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 71.4%
--------------------------------------------------------------------------------
   Barclays Capital, Inc.
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $22,003,221 (collateralized by a
      various U.S. agency obligations,
      ranging in par value from
      $8,546,000 - $14,222,000,
      0.000%, 01/23/07 - 02/21/07,
      total market value $22,440,173)                     22,000         22,000
   Countrywide Securities Corp.
      5.280%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $22,003,227 (collateralized by
      various U.S. agency obligations,
      ranging in par value from $10,000
      - $12,000,000, 0.000% - 5.600%,
      08/08/07 - 06/05/28, total market
      value $22,444,911)                                  22,000         22,000
   Credit Suisse Securities (USA) LLC
      5.300%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $115,016,931 (collateralized by
      various U.S. agency obligations,
      ranging in par value from
      $40,880,000 - $74,101,000,
      0.000% - 5.875%, 12/27/06 -
      03/21/11, total market value
      $117,302,675)                                      115,000        115,000
   Deutsche Bank Securities, Inc.
      5.270%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $111,914,492 (collateralized by
      various U.S. Treasury obligations,
      ranging in par value from
      $19,721,000 - $91,721,000,
      0.000% - 3.500%, 03/29/07 -
      01/15/11, total market value
      $114,138,380)                                      111,898        111,898

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[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                           Par (000)     Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - (CONTINUED)
--------------------------------------------------------------------------------
   Deutsche Bank Securities, Inc.
      5.290%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $22,003,233 (collateralized by
      various U.S. agency obligations,
      ranging in par value from
      $1,920,000 - $15,000,000,
      0.000% - 4.625%, 02/22/07 -
      04/15/09, total market value
      $22,440,422)                                   $    22,000  $      22,000
   Goldman Sachs & Co.
      5.280%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $22,003,227 (collateralized by
      various U.S. agency obligations,
      ranging in par value from
      $2,264,000 - $8,000,000, 3.05% -
      4.75%, 03/07/07 - 10/14/11, total
      market value $22,444,104)                           22,000         22,000
   Merrill Lynch Government
      Securities, Inc.
      5.280%, dated 10/31/06, matures
      on 11/01/06, repurchase price
      $22,003,227 (collateralized by a
      U.S. agency obligation, par value
      $22,015,000, 5.25%, 04/18/16,
      total market value $22,441,193)                     22,000         22,000
                                                                   ------------
   TOTAL REPURCHASE AGREEMENTS
      (Cost $336,898)                                                   336,898
                                                                   ------------
TOTAL INVESTMENTS - 100.1% +
   (Cost $472,002)                                                      472,002
                                                                   ------------
Other Assets & Liabilities - (0.1)%                                        (323)
                                                                   ------------
NET ASSETS - 100.0%                                                $    471,679
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(A) ADJUSTABLE RATE SECURITY -- THE RATE SHOWN IS THE RATE IN EFFECT ON OCTOBER 31, 2006.
(B) DEMAND FEATURE -- THE DATE SHOWN IS THE FINAL MATURITY, NOT THE DATE ON WHICH PRINCIPAL COULD BE RECOVERED.
(C) SECURITY IS CALLABLE @ 100 QUARTERLY.

FHLMC -- FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA -- FEDERAL NATIONAL MORTGAGE ASSOCIATION
LLC -- LIMITED LIABILITY COMPANY
RB -- REVENUE BOND
Ser -- SERIES

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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
[GRAPHIC OMITTED]

SCHEDULE OF INVESTMENTS
OCTOBER 31, 2006 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

--------------------------------------------------------------------------------

Description                                          Par (000)      Value (000)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. TREASURY BILLS* - 67.0%
--------------------------------------------------------------------------------
   U.S. Treasury Bills
      5.026%, 11/16/06                             $     121,715   $    121,465
      5.089%, 11/24/06                                   109,834        109,483
      5.126%, 12/14/06                                    50,000         49,706
      4.922%, 12/21/06                                    17,436         17,320
      4.850%, 12/28/06                                    63,395         62,921
      5.100%, 03/08/07                                    50,000         49,135
      5.132%, 03/15/07                                    50,000         49,081
                                                                   ------------
   TOTAL U.S. TREASURY BILLS
      (Cost $459,111)                                                   459,111
                                                                   ------------

--------------------------------------------------------------------------------
U.S. TREASURY NOTES - 32.8%
--------------------------------------------------------------------------------
   U.S. Treasury Notes
      2.625%, 11/15/06                                   150,000        149,865
      2.875%, 11/30/06                                    75,000         74,878
                                                                   ------------
   TOTAL U.S. TREASURY NOTES
      (Cost $224,743)                                                   224,743
                                                                   ------------
TOTAL INVESTMENTS - 99.8% +
   (Cost $683,854)                                                      683,854
                                                                   ------------
Other Assets & Liabilities - 0.2%                                         1,284
                                                                   ------------
NET ASSETS - 100.0%                                                $    685,138
                                                                   ============

--------------------------------------------------------------------------------

* RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF
      PURCHASE.

+ FOR FEDERAL TAX PURPOSES, THE FUND'S AGGREGATE TAX COST IS EQUAL TO BOOK
      COST.

FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS
      AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

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


ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, except as noted below, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms. The registrant's fund accountant indentified a weakness in its internal controls relating to the application of fair value pricing for certain international equity securities held by international equity funds that used an automated fair valuation process. This resulted in the registrant identifying a significant deficiency that has since been corrected. As a corrective action, the automated fair value procedure has been updated and a new control designed to ensure that each internatinal equity security receives an automated fair valuation as provided in the registrant's relevant valuation procedures, has been implemented.

(b) Except for the corrections noted above, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   HighMark Funds

By (Signature and Title)*                      /s/ Earle A. Malm
                                               ------------------------------
                                               Earle A. Malm II, President

Date:  December 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                      /s/ Earle A. Malm
                                               ------------------------------
                                               Earle A. Malm II, President

Date:  December 22, 2006

By (Signature and Title)*                      /s/ Jennifer E. Spratley
                                               ------------------------------
                                               Jennifer E. Spratley,
                                               Chief Financial Officer

Date:  December 22, 2006

* Print the name and title of each signing officer under his or her signature.